Quarterly Holdings Report
for
Fidelity® Investment Grade Bond Fund
November 30, 2025
IGB-NPRT1-0126
1.813259.121
Asset-Backed Securities - 9.2%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.7%
Aimco Clo 17 Ltd / Aimco Clo 17 LLC Series 2024-17A Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.2074% 7/20/2037 (b)(c)(d)	7,178,000	7,199,986
Aimco Clo 19 Ltd / Aimco Clo 19 LLC Series 2024-19A Class A, CME Term SOFR 3 month Index + 1.35%, 5.2344% 10/20/2037 (b)(c)(d)	2,794,000	2,802,683
Aimco Clo 22 Ltd / Aimco Clo 22 LLC Series 2024-22A Class A, CME Term SOFR 3 month Index + 1.5%, 5.3844% 4/19/2037 (b)(c)(d)	12,551,000	12,580,696
Bain Cap Cr Clo Ltd / Bain Cap Cr Clo LLC Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.2044% 7/18/2038 (b)(c)(d)	8,010,000	8,030,650
Bain Capital Credit Clo Ltd Series 2025-4A Class A1R, CME Term SOFR 3 month Index + 1.23%, 4.9597% 1/21/2039 (b)(c)(d)	8,593,000	8,593,000
Blueberry Park Clo Ltd Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.35%, 5.2344% 10/20/2037 (b)(c)(d)	8,359,000	8,380,583
Dryden 108 Clo Ltd / Dryden 108 Clo LLC Series 2024-108A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.2444% 7/18/2037 (b)(c)(d)	13,257,000	13,292,502
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class A, CME Term SOFR 3 month Index + 1.33%, 5.2345% 1/15/2038 (b)(c)(d)	7,281,000	7,303,236
Hamlin Pk Clo Ltd / Hamlin Pk Clo LLC Series 2024-1A Class A, CME Term SOFR 3 month Index + 1.34%, 5.2244% 10/20/2037 (b)(c)(d)	7,423,000	7,448,580
Invesco US CLO Ltd Series 2024-3A Class A, CME Term SOFR 3 month Index + 1.51%, 5.3944% 7/20/2037 (b)(c)(d)	6,159,000	6,181,450
TOTAL BAILIWICK OF JERSEY		81,813,366
CANADA - 0.0%
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (d)	417,248	422,687
Evergreen Cr Card Tr Series 2025-CRT5 Class B, 5.24% 5/15/2029 (d)	620,000	627,396
TOTAL CANADA		1,050,083
GRAND CAYMAN (UK OVERSEAS TER) - 4.8%
Aimco CDO Series 2024-10A Class ARR, CME Term SOFR 3 month Index + 1.41%, 5.2674% 7/22/2037 (b)(c)(d)	4,187,000	4,192,711
Aimco CLO 11 Ltd Series 2024-11A Class A1R2, CME Term SOFR 3 month Index + 1.34%, 5.2216% 7/17/2037 (b)(c)(d)	7,525,000	7,548,644
Aimco Clo 14 Ltd / Aimco Clo 14 LLC Series 2025-14A Class A1R, CME Term SOFR 3 month Index + 1.22%, 5.1375% 10/20/2038 (b)(c)(d)	14,203,000	14,186,638
AIMCO CLO Series 2024-BA Class ARR, CME Term SOFR 3 month Index + 1.5%, 5.3936% 4/16/2037 (b)(c)(d)	7,959,000	7,983,076
Allegro Clo Ltd Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.34%, 5.2244% 7/20/2038 (b)(c)(d)	6,507,000	6,523,372
Allegro Clo Xii Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.44%, 5.31% 7/21/2037 (b)(c)(d)	11,238,000	11,257,779
Ares LIV CLO Ltd Series 2025-54A Class AR2, CME Term SOFR 3 month Index + 1.31%, 5.2145% 7/15/2038 (b)(c)(d)	8,875,000	8,882,659
Ares Lix Clo Ltd Series 2021-59A Class A, CME Term SOFR 3 month Index + 1.2916%, 5.1496% 4/25/2034 (b)(c)(d)	4,698,000	4,702,266
Ares Lv Clo Ltd Series 2024-55A Class A1R2, CME Term SOFR 3 month Index + 1.37%, 5.2745% 10/15/2037 (b)(c)(d)	5,875,000	5,896,303
Ares Lviii Clo Ltd / Ares Lviii Clo LLC Series 2025-58A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.1445% 4/15/2038 (b)(c)(d)	7,609,000	7,620,117
Ares XLI Clo Ltd Series 2021-41A Class AR2, CME Term SOFR 3 month Index + 1.3316%, 5.2362% 4/15/2034 (b)(c)(d)	9,992,000	10,000,323
Babson CLO Ltd/Cayman Islands Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.26%, 5.1645% 1/15/2038 (b)(c)(d)	5,474,000	5,478,182
Barings Clo Ltd Series 2024-4A Class AR, CME Term SOFR 3 month Index + 1.37%, 5.2544% 10/20/2037 (b)(c)(d)	9,089,000	9,123,384
Barings Clo Ltd Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.2816%, 5.1396% 4/25/2034 (b)(c)(d)	10,335,000	10,350,720
BCRED BSL Static Clo Ltd / LLC Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5413% 7/24/2035 (b)(c)(d)	7,240,000	7,224,789
Benefit Street Partners Clo 44 Ltd / LLC Series 2025-44A Class A1, CME Term SOFR 3 month Index + 1.22%, 1.22% 1/15/2039 (b)(c)(d)(e)	7,356,000	7,356,000
BETHP Series 2021-1A Class A, CME Term SOFR 3 month Index + 1.3916%, 5.2962% 1/15/2035 (b)(c)(d)	6,785,000	6,794,499
Carlyle US CLO Ltd Series 2024-10A Class A1R, CME Term SOFR 3 month Index + 1.31%, 5.1944% 1/20/2038 (b)(c)(d)	5,779,000	5,785,374
Carlyle US CLO Ltd Series 2024-11A Class A1R, CME Term SOFR 3 month Index + 1.41%, 5.268% 7/25/2037 (b)(c)(d)	9,510,000	9,537,237
Carlyle US Clo Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.22%, 0% 1/20/2039 (b)(c)(d)(e)	8,343,000	8,343,000
Cedar Fdg Xii Clo Ltd / Cedar Fdg Xii Clo LLC Series 2025-12A Class ARR, CME Term SOFR 3 month Index + 1.2%, 5.058% 1/25/2038 (b)(c)(d)	6,908,000	6,907,751
Cedar Fdg Xvii Clo Ltd Series 2025-17A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.2344% 7/20/2038 (b)(c)(d)	6,127,000	6,142,416
Cedar Funding Ltd Series 2024-10A Class AR2, CME Term SOFR 3 month Index + 1.36%, 5.2444% 10/20/2037 (b)(c)(d)	6,612,000	6,625,098
Cifc Funding 2025-Vi Ltd Series 2025-6A Class A1, CME Term SOFR 3 month Index + 1.25%, 5.1098% 10/23/2038 (b)(c)(d)	4,737,000	4,743,068
CIFC Funding Ltd Series 2025-5A Class A1R2, CME Term SOFR 3 month Index + 1.27%, 5.3593% 10/15/2038 (b)(c)(d)	7,136,000	7,149,266
Clover Clo Ltd Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1%, 4.8844% 4/18/2035 (b)(c)(d)	8,573,000	8,575,666
Dryden CLO Ltd Series 2024-83A Class AR, CME Term SOFR 3 month Index + 1.53%, 5.4144% 4/18/2037 (b)(c)(d)	7,800,000	7,821,333
Dryden CLO Ltd Series 2024-85A Class A1R2, CME Term SOFR 3 month Index + 1.38%, 5.2845% 7/15/2037 (b)(c)(d)	9,505,000	9,529,361
Dryden Senior Loan Fund Series 2024-78A Class A1R, CME Term SOFR 3 month Index + 1.53%, 5.4116% 4/17/2037 (b)(c)(d)	9,851,000	9,870,091
Eaton Vance CLO Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.39%, 5.2945% 10/15/2037 (b)(c)(d)	7,571,000	7,583,401
Eaton Vance CLO Ltd Series 2024-2A Class AR2, CME Term SOFR 3 month Index + 1.38%, 5.2845% 10/15/2037 (b)(c)(d)	9,611,000	9,625,935
Flat Series 2025-30A Class A1, CME Term SOFR 3 month Index + 1.16%, 5.0645% 4/15/2038 (b)(c)(d)	7,554,000	7,541,989
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2025-1A Class A1R2, CME Term SOFR 3 month Index + 1.24%, 5.129% 11/20/2038 (b)(c)(d)	13,521,000	13,529,153
Flatiron Clo 32 Ltd Series 2025-32A Class A1, CME Term SOFR 3 month Index + 1.29%, 5.6063% 10/22/2038 (b)(c)(d)	7,088,000	7,108,421
Flatiron Clo Ltd Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.36%, 5.2444% 10/19/2037 (b)(c)(d)	9,504,000	9,535,525
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (d)	820,996	804,547
Invesco US CLO Series 2024-1RA Class AR, CME Term SOFR 3 month Index + 1.55%, 5.4545% 4/15/2037 (b)(c)(d)	6,630,000	6,641,987
Lakeside Pk Clo Ltd / Lakeside Pk Clo LLC Series 2025-1A Class A, CME Term SOFR 3 month Index + 1.15%, 5.0545% 4/15/2038 (b)(c)(d)	5,475,000	5,472,038
Madison Park Funding 2015 Series 2024-19A Class AR3, CME Term SOFR 3 month Index + 1.6%, 5.4574% 1/22/2037 (b)(c)(d)	3,531,000	3,534,531
Madison Pk Fdg L Ltd / Madison Pk Fdg L LLC Series 2021-50A Class A, CME Term SOFR 3 month Index + 1.4016%, 5.2861% 4/19/2034 (b)(c)(d)	10,220,000	10,226,786
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 4.9845% 7/15/2034 (b)(c)(d)	5,879,000	5,882,104
Magnetite CLO LTD Series 2025-36A Class AR, CME Term SOFR 3 month Index + 1.32%, 5.178% 7/25/2038 (b)(c)(d)	7,168,000	7,186,350
Magnetite Clo Ltd Series 2025-45A Class A1, CME Term SOFR 3 month Index + 1.15%, 5.0545% 4/15/2038 (b)(c)(d)	5,301,000	5,300,783
Magnetite Xli Ltd Series 2024-41A Class A, CME Term SOFR 3 month Index + 1.29%, 5.148% 1/25/2038 (b)(c)(d)	4,723,000	4,730,051
Magnetite XXI Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.1661% 4/20/2034 (b)(c)(d)	8,363,000	8,366,303
Magnetite Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.3916%, 5.2496% 1/25/2035 (b)(c)(d)	6,892,000	6,898,809
Magnetite Xxix Ltd / Magnetite Xxix LLC Series 2024-29A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.2545% 7/15/2037 (b)(c)(d)	9,144,000	9,163,468
Magnetite Xxvi Ltd / Magnetite Xxvi LLC Series 2025-26A Class AR2, CME Term SOFR 3 month Index + 1.15%, 5.008% 1/25/2038 (b)(c)(d)	7,013,000	7,007,291
Magnetite Xxviii Ltd Series 2025-28A Class A1RR, CME Term SOFR 3 month Index + 1.24%, 5.1445% 1/15/2038 (b)(c)(d)	9,555,000	9,561,020
Morgan Stanley Eaton Vance CLO Ltd / LLC Series 2025-21A Class A1, CME Term SOFR 3 month Index + 1.17%, 5.0745% 4/15/2038 (b)(c)(d)	9,036,000	9,012,515
Neuberger Berman Loan Advisers Clo 25 Ltd Series 2024-25A Class AR2, CME Term SOFR 3 month Index + 1.4%, 5.2844% 7/18/2038 (b)(c)(d)	7,178,000	7,197,775
Oak Hill Credit Partners Series 2024-13A Class AR, CME Term SOFR 3 month Index + 1.35%, 5.2344% 7/20/2037 (b)(c)(d)	12,246,000	12,263,830
Ocp Aegis Clo Ltd Series 2025-47A Class A1, CME Term SOFR 3 month Index + 1.11%, 0% 1/21/2038 (b)(c)(d)(e)	6,618,000	6,618,000
OCP Clo Ltd Series 2025-44A Class A, CME Term SOFR 3 month Index + 1.3%, 5.5622% 10/24/2038 (b)(c)(d)	7,502,000	7,510,387
OCP CLO Ltd Series 2025-46A Class A, CME Term SOFR 3 month Index + 1.2%, 0% 10/15/2038 (b)(c)(d)(e)	5,115,000	5,116,376
Oha Cr Fdg 4 Ltd / Oha Cr Fdg 4 LLC Series 2024-4A Class AR2, CME Term SOFR 3 month Index + 1.29%, 5.1474% 1/22/2038 (b)(c)(d)	8,640,000	8,656,001
Oha Credit Funding 14-R Ltd Series 2025-14RA Class A, CME Term SOFR 3 month Index + 1.23%, 5.1144% 4/20/2038 (b)(c)(d)	4,975,000	4,977,144
OHA Credit Funding 6 Ltd Series 2024-6A Class AR2, CME Term SOFR 3 month Index + 1.33%, 5.2144% 10/20/2037 (b)(c)(d)	7,074,000	7,084,038
OHA Credit Partners Ltd Series 2024-18A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.3844% 4/20/2037 (b)(c)(d)	9,311,000	9,339,669
OHA Credit Partners Ltd Series 2024-18A Class A2, CME Term SOFR 3 month Index + 1.65%, 5.5344% 4/20/2037 (b)(c)(d)	494,000	494,825
Oha Credit Partners VII Ltd Series 2025-7A Class AR4, CME Term SOFR 3 month Index + 1.14%, 5.029% 2/20/2038 (b)(c)(d)	6,798,000	6,777,613
OHA Credit Partners XVII Ltd Series 2024-17A Class A, CME Term SOFR 3 month Index + 1.32%, 5.2044% 1/18/2038 (b)(c)(d)	2,952,000	2,957,007
Palmer Square Ln Fdg 2025-2 Ltd / Palmer Square Ln Fdg 2025-2 LLC Series 2025-2A Class A1, CME Term SOFR 3 month Index + 0.94%, 5.2277% 7/15/2033 (b)(c)(d)	7,168,000	7,166,925
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 4.9045% 1/15/2033 (b)(c)(d)	3,390,846	3,391,931
Palmer Square Loan Funding Ltd Series 2025-1A Class A1, CME Term SOFR 3 month Index + 0.8%, 4.6518% 2/15/2033 (b)(c)(d)	7,408,643	7,387,158
Peace Park Clo Ltd Series 2025-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.1344% 10/20/2038 (b)(c)(d)	3,230,000	3,235,772
Project Silver Series 2019-1 Class A, 3.967% 7/15/2044 (d)	6,041,454	5,920,746
Rr 34 Ltd Series 2024-34RA Class A1R, CME Term SOFR 3 month Index + 1.35%, 5.2545% 10/15/2039 (b)(c)(d)	3,769,000	3,780,149
Rr 7 Ltd Series 2022-7A Class A1AB, CME Term SOFR 3 month Index + 1.34%, 5.2445% 1/15/2037 (b)(c)(d)	10,760,000	10,772,977
Sixth Street Clo Xix Ltd Series 2025-19A Class A1R, CME Term SOFR 3 month Index + 1.28%, 5.1616% 7/17/2038 (b)(c)(d)	4,620,000	4,631,541
Sixth Street Clo Xviii Ltd Series 2025-18A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.1316% 10/17/2038 (b)(c)(d)	7,117,000	7,126,373
Sixth Street CLO XX Ltd Series 2025-20A Class A1R, CME Term SOFR 3 month Index + 1.32%, 5.2016% 7/17/2038 (b)(c)(d)	5,873,000	5,887,453
Symphony Clo 43 Ltd Series 2024-43A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.4245% 4/15/2037 (b)(c)(d)	6,003,000	6,018,446
Symphony Clo Xxvi Ltd / Symphony Clo Xxvi LLC Series 2021-26A Class AR, CME Term SOFR 3 month Index + 1.3416%, 5.2261% 4/20/2033 (b)(c)(d)	5,742,365	5,743,611
Thunderbolt Aircraft Lease Series 2018-A Class A, 5.96% 9/15/2038 (c)(d)	3,085,946	3,087,489
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (d)	2,890,483	2,835,748
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 4.7558% 4/6/2042 (b)(c)(d)	491,000	387,087
Voya Clo Ltd Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.52%, 5.4245% 4/15/2037 (b)(c)(d)	5,937,000	5,955,262
Voya CLO Ltd/Voya CLO LLC Series 2025-2A Class A1RR, CME Term SOFR 3 month Index + 1.31%, 5.1944% 1/20/2038 (b)(c)(d)	2,762,000	2,768,132
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		545,953,595
IRELAND - 0.0%
Volofin Finance Designated Activity Co Series 2024-1A Class A, 5.935% 6/15/2037 (d)	2,550,224	2,604,550
MULTI-NATIONAL - 0.2%
Aimco Clo 21 Ltd / Aimco Clo 21 LLC Series 2024-21A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.3844% 4/18/2037 (b)(c)(d)	6,085,000	6,099,336
Allegro Clo Xv Ltd / Allegro Clo Vx LLC Series 2025-1A Class A1R, CME Term SOFR 3 month Index + 1.18%, 5.0644% 4/20/2038 (b)(c)(d)	6,465,000	6,440,802
Ares Ln Fdg V Ltd / Ares Ln Fdg V LLC Series 2024-ALF5A Class A1, CME Term SOFR 3 month Index + 1.5%, 5.358% 7/27/2037 (b)(c)(d)	7,996,000	8,025,793
Ocp Clo 2018-15 Ltd Series 2025-15A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.1344% 1/20/2038 (b)(c)(d)	4,679,000	4,678,803
TOTAL MULTI-NATIONAL		25,244,734
UNITED STATES - 3.5%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (d)	5,149,519	5,299,118
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (d)	4,708,026	4,844,798
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (d)	4,400,902	4,488,423
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (d)	299,144	298,247
AASET Trust Series 2019-2 Class B, 4.458% 10/16/2039 (d)	175,120	172,844
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (d)	3,652,129	3,510,419
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (d)	9,903,541	9,386,645
Achv Abs Trust Series 2024-3AL Class A, 5.01% 12/26/2031 (d)	558,283	563,342
Affirm Asset Securitization Trust Series 2024-A Class 1A, 5.61% 2/15/2029 (d)	1,500,000	1,503,698
Affirm Master Trust Series 2025-2A Class A, 4.67% 7/15/2033 (d)	2,300,000	2,312,104
Affirm Master Trust Series 2025-3A Class A, 4.45% 10/16/2034 (d)	1,500,000	1,502,785
Ally Auto Receivables Trust Series 2024-1 Class A3, 5.08% 12/15/2028	1,401,620	1,410,490
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (d)	6,028,098	6,180,604
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (d)	500,357	495,298
Apollo Aviation Securitization Equity Trust Series 2020-1A Class B, 4.335% 1/16/2040 (d)	105,066	101,253
ARI Fleet Lease Trust Series 2025-A Class A2, 4.38% 1/17/2034 (d)	2,235,000	2,240,918
Autonation Finance Trust Series 2025-1A Class A2, 4.72% 4/10/2028 (d)	1,879,752	1,883,810
Bankers Healthcare Group Securitization Trust Series 2025-1CON Class A, 4.82% 4/17/2036 (d)	1,323,128	1,336,926
Barings Equipment Finance LLC Series 2025-A Class A2, 4.64% 10/13/2028 (d)	9,289,174	9,340,175
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (d)	7,598,336	7,202,915
Blackbird Capital Aircraft Lease Securitization Ltd Series 2016-1A Class A, 4.213% 12/16/2041 (d)(f)	832,866	833,124
BofA Auto Trust Series 2024-1A Class A3, 5.35% 11/15/2028 (d)	629,329	633,990
BofA Auto Trust Series 2025-1A Class A2A, 4.52% 11/22/2027 (d)	2,903,436	2,908,500
CarMax Auto Owner Trust Series 2023-4 Class A3, 6% 7/17/2028	2,960,845	2,996,412
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	1,900,000	1,922,808
CarMax Auto Owner Trust Series 2024-4 Class A3, 4.6% 10/15/2029	600,000	605,118
CarMax Auto Owner Trust Series 2025-2 Class A2A, 4.59% 7/17/2028	2,850,975	2,858,092
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	326,743	327,479
CarMax Select Receivables Trust Series 2024-A Class A3, 5.4% 11/15/2028	1,000,000	1,009,021
Castlelake Aircraft Securitization Series 2018-1 Class A, 4.125% 6/15/2043 (d)	858,418	849,835
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (d)	1,982,143	1,938,671
Castlelake Aircraft Securitization Trust Series 2019-1A Class B, 5.095% 4/15/2039 (d)	1,843,770	1,751,663
Castlelake Aircraft Securitization Trust Series 2021-1R Class A, 2.741% 8/15/2041 (d)	1,087,037	1,080,663
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (d)	226,219	224,677
Chase Auto Owner Trust Series 2024-1A Class A3, 5.13% 5/25/2029 (d)	1,842,010	1,858,542
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (d)	716,107	721,004
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/2047 (d)	3,204,765	3,169,621
DB Master Finance LLC Series 2019-1A Class A23, 4.352% 5/20/2049 (d)	575,625	570,309
DB Master Finance LLC Series 2021-1A Class A23, 2.791% 11/20/2051 (d)	7,308,480	6,540,216
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (d)	2,995,200	2,929,394
DB Master Finance LLC Series 2025-1A Class A2I, 4.891% 8/20/2055 (d)	6,115,000	6,158,618
DB Master Finance LLC Series 2025-1A Class A2II, 5.165% 8/20/2055 (d)	4,960,000	4,994,706
DLLAD Series 2023-1A Class A3, 4.79% 1/20/2028 (d)	363,820	365,429
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (d)	1,437,000	1,467,388
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (d)	10,528,000	10,457,198
Domino's Pizza Master Issuer LLC Series 2019-1A Class A2, 3.668% 10/25/2049 (d)	6,966,720	6,727,341
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2II, 3.151% 4/25/2051 (d)	271,328	249,629
Eaton Vance CLO Ltd Series 2024-1A Class AR2, CME Term SOFR 3 month Index + 1.51%, 5.4145% 7/15/2037 (b)(c)(d)	7,542,000	7,557,288
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (d)	391,071	391,782
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (d)	895,764	907,716
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (d)	5,100,000	5,151,360
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (d)	355,536	357,013
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (d)	900,000	915,327
Exeter Select Automobile Receivables Trust Series 2025-1 Class A2, 4.83% 10/16/2028	760,574	762,615
Exeter Select Automobile Receivables Trust Series 2025-1 Class A3, 4.69% 4/15/2030	660,000	665,592
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class A1, 4.92% 5/15/2028 (d)	6,300,000	6,322,052
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (d)	1,400,000	1,423,833
Ggam Master Tr Internationa Ltd / LLC Series 2025-1A Class A, 5.923% 9/30/2060 (d)	17,070,000	17,265,757
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (d)	10,273,890	10,481,169
GM Financial Revolving Receivables Trust Series 2024-1 Class A, 4.98% 12/11/2036 (d)	700,000	720,551
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (d)	2,300,000	2,314,721
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1, 4.73% 11/15/2029 (d)	5,980,000	6,064,301
Great America Leasing Receivables Funding LLC Series 2025-1 Series 2025-1 Class A2, 4.52% 10/15/2027 (d)	1,100,000	1,103,286
Green Lakes Park Clo LLC Series 2025-1A Class ARR, CME Term SOFR 3 month Index + 1.18%, 5.038% 1/25/2038 (b)(c)(d)	7,320,000	7,312,614
Greensky Home Improvement Trust Series 2024-2 Class A2, 5.25% 10/27/2059 (d)	619,087	620,797
Horizon Aircraft Finance I Limited Series 2018-1 Class A, 4.458% 12/15/2038 (d)	1,554,432	1,547,396
HPEFS Equipment Trust Series 2024-2A Class A3, 5.36% 10/20/2031 (d)	600,000	603,228
Hyundai Auto Lease Securitization Trust Series 2024-B Class A3, 5.41% 5/17/2027 (d)	2,000,000	2,010,357
Hyundai Auto Lease Securitization Trust Series 2025-B Class A2A, 4.58% 9/15/2027 (d)	2,344,506	2,351,150
Jersey Mike's Funding Series 2024-1A Class A2, 5.636% 2/15/2055 (d)	6,277,563	6,416,280
Jersey Mike's Funding Series 2025-1A Class A2, 5.61% 8/16/2055 (d)	4,443,863	4,536,682
John Deere Owner Trust Series 2025-A Class A2A, 4.23% 3/15/2028	1,662,660	1,665,019
MAPS Trust Series 2021-1A Class A, 2.521% 6/15/2046 (d)	7,784,268	7,460,068
Mercedes-Benz Auto Lease Trust Series 2024-B Class A3, 4.23% 2/15/2028	6,100,000	6,110,208
Merchants Fleet Funding LLC Series 2023-1A Class A, 7.21% 5/20/2036 (d)	444,681	446,890
Merchants Fleet Funding LLC Series 2024-1A Class A, 5.82% 4/20/2037 (d)	1,048,733	1,055,635
Navigator Aircraft Abs Ltd Series 2025-1 Class A, 5.107% 10/15/2050 (d)	10,897,420	10,837,524
OCP CLO Ltd Series 2025-8RA Class AR2, CME Term SOFR 3 month Index + 1.22%, 5.1016% 10/17/2038 (b)(c)(d)	7,075,000	7,082,047
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (d)	736,565	735,826
Oportun Funding Trust Series 2025-1 Class A, 4.96% 8/16/2032 (d)	194,438	194,680
Oportun Issuance Trust 2025-B Series 2025-B Class A, 4.88% 5/9/2033 (d)	1,300,000	1,304,091
Oportun Issuance Trust Series 2025-C Class A, 4.49% 7/8/2033 (d)	4,400,000	4,405,787
OWN Equipment Fund I LLC Series 2024-2M Class A, 5.7% 12/20/2032 (d)	9,341,122	9,369,996
Peac Solutions Receivables Series 2025-1A Class A2, 4.94% 10/20/2028 (d)	1,600,000	1,609,718
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (d)	1,276,370	1,307,726
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/2049 (d)	5,833,133	5,597,865
Planet Fitness Master Issuer LLC Series 2022-1A Class A2I, 3.251% 12/5/2051 (d)	6,252,235	6,153,530
Planet Fitness Master Issuer LLC Series 2022-1A Class A2II, 4.008% 12/5/2051 (d)	5,587,350	5,237,686
Post Road Equipment Finance LLC Series 2025-1A Class A2, 4.9% 5/15/2031 (d)	2,178,586	2,193,705
PRMI Securitization Trust Series 2024-CMG1 Class A1, U.S. 30-Day Avg. SOFR Index + 1.3%, 5.6585% 7/25/2054 (b)(c)(d)	719,003	719,635
PRPM Trust Series 2023-RCF2 Class A1, 4% 11/25/2053 (c)(d)	536,348	531,043
Rcktl Series 2025-2A Class A, 4.48% 11/27/2034 (d)	1,400,000	1,400,409
Santander Drive Auto Receivables Trust Series 2025-1 Class A3, 4.74% 1/16/2029	5,930,000	5,945,311
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (d)	8,625,240	8,363,753
SAPPHIRE AVIATION FINANCE Series 2020-1A Class B, 4.335% 3/15/2040 (d)	274,740	268,027
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (d)	3,008,000	2,996,445
SBA Tower Trust Series 2020, 2.328% 7/15/2052 (d)	2,300,000	2,206,824
SBNA Auto Lease Trust Series 2024-B Class A3, 5.56% 11/22/2027 (d)	1,235,263	1,242,040
SBNA Auto Lease Trust Series 2024-C Class A3, 4.56% 2/22/2028 (d)	1,217,977	1,220,570
Sclp 2025-2 Series 2025-2 Class A, 4.82% 6/25/2034 (d)	2,126,885	2,137,743
SFS Auto Receivables Securitization Trust Series 2024-2A Class A3, 5.33% 11/20/2029 (d)	1,370,101	1,383,794
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (d)	4,835,488	4,979,700
Subway Funding LLC Series 2024-1A Class A23, 6.505% 7/30/2054 (d)	6,475,590	6,708,555
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (d)	12,420,540	12,561,852
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (d)	7,384,410	7,548,766
Subway Funding LLC Series 2024-3A Class A23, 5.914% 7/30/2054 (d)	9,611,910	9,580,262
Subway Funding LLC Series 2024-3A Class A2I, 5.246% 7/30/2054 (d)	12,991,770	12,943,929
Subway Funding LLC Series 2024-3A Class A2II, 5.566% 7/30/2054 (d)	4,740,120	4,712,089
Taco Bell Fdg LLC Series 2025-1A Class A2I, 4.821% 8/25/2055 (d)	10,275,000	10,291,521
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 4.9288% 9/25/2034 (b)(c)	3,403	3,642
Upgrade Receivables Trust Series 2024-1A Class A, 5.37% 2/18/2031 (d)	133,555	133,608
USAA Auto Owner Trust Series 2024-A Class A3, 5.03% 3/15/2029 (d)	1,000,000	1,008,103
Volvo Financial Equipment LLC Series 2025-1A Class A2, 4.41% 11/15/2027 (d)	900,000	901,576
Westf 2025-A Series 2025-A Class A, 5.582% 6/15/2050 (d)	5,802,917	5,901,816
Wheels Fleet Lease Funding 1 LLC Series 2023-1A Class A, 5.8% 4/18/2038 (d)	702,694	706,905
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (d)	1,610,965	1,630,767
Wheels Fleet Lease Funding 1 LLC Series 2025-1A Class A1, 4.57% 1/18/2040 (d)	6,000,000	6,040,665
Wheels Fleet Lease Funding 1 LLC Series 2025-3A Class A1, 4.08% 9/18/2040 (d)	1,000,000	999,006
Willis Engine Structured Tr VII Series 2023-A Class A, 8% 10/15/2048 (d)	224,664	230,859
World Omni Auto Receivables Trust 2023-B Series 2023-B Class A3, 4.66% 5/15/2028	2,095,678	2,100,158
World Omni Auto Receivables Trust 2023-C Series 2023-C Class A3, 5.15% 11/15/2028	840,201	844,654
TOTAL UNITED STATES		409,039,155
TOTAL ASSET-BACKED SECURITIES (Cost $1,063,151,850)		1,065,705,483

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Banks - 0.0%
Capital One NA USD SOFR Spread-Adj ICE Swap Rate 5Y + 1.73%, 5.974% 8/9/2028 (b)(c)	1,865,000	1,929,851
KeyBank NA/Cleveland OH 6.95% 2/1/2028	725,000	764,005
Regions Bank/Birmingham AL 6.45% 6/26/2037	2,685,000	2,933,639

TOTAL BANK NOTES (Cost $5,135,239)		5,627,495

Collateralized Mortgage Obligations - 1.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.5%
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (c)(d)	1,892,692	1,868,939
CFMT LLC Series 2024-HB15 Class A, 4% 8/25/2034 (c)(d)	761,680	758,444
CFMT Series 2025-HB16 Class A, 3% 3/25/2035 (c)(d)	1,369,519	1,342,923
CIM Trust Series 2025-NR1 Class A1, 5% 6/25/2064 (d)	2,625,514	2,576,119
CIM Trust Series 2025-R1 Class A1, 5% 2/25/2099 (d)	3,725,277	3,707,844
Cross Mortgage Trust Series 2025-H4 Class A1, 5.596% 6/25/2070 (c)(d)	1,483,563	1,498,339
CSMC Trust Series 2014-3R Class 2A1, CME Term SOFR 1 month Index + 0.8145%, 0% 5/27/2037 (b)(c)(d)(j)	342,915	34
CSMC Trust Series 2014-3R Class 4A1, CME Term SOFR 1 month Index + 0.3945%, 4.2091% 5/27/2037 (b)(c)(d)	251,119	244,142
Fannie Mae Guaranteed REMIC Series 1999-17 Class PG, 6% 4/25/2029	6,359	6,460
Fannie Mae Guaranteed REMIC Series 1999-25 Class Z, 6% 6/25/2029	7,583	7,648
Fannie Mae Guaranteed REMIC Series 1999-32 Class PL, 6% 7/25/2029	9,711	9,901
Fannie Mae Guaranteed REMIC Series 1999-33 Class PK, 6% 7/25/2029	7,061	7,195
Fannie Mae Guaranteed REMIC Series 2001-20 Class Z, 6% 5/25/2031	10,233	10,503
Fannie Mae Guaranteed REMIC Series 2001-31 Class ZC, 6.5% 7/25/2031	4,047	4,110
Fannie Mae Guaranteed REMIC Series 2001-38 Class QF, U.S. 30-Day Avg. SOFR Index + 1.0945%, 5.1663% 8/25/2031 (b)(c)	9,684	9,758
Fannie Mae Guaranteed REMIC Series 2001-52 Class YZ, 6.5% 10/25/2031	1,814	1,876
Fannie Mae Guaranteed REMIC Series 2002-16 Class ZD, 6.5% 4/25/2032	5,356	5,570
Fannie Mae Guaranteed REMIC Series 2002-18 Class FD, U.S. 30-Day Avg. SOFR Index + 0.9145%, 4.9863% 2/25/2032 (b)(c)	1,135	1,138
Fannie Mae Guaranteed REMIC Series 2002-39 Class FD, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.2502% 3/18/2032 (b)(c)	2,000	2,016
Fannie Mae Guaranteed REMIC Series 2002-60 Class FV, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.1863% 4/25/2032 (b)(c)	4,061	4,086
Fannie Mae Guaranteed REMIC Series 2002-63 Class FN, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.1863% 10/25/2032 (b)(c)	2,538	2,557
Fannie Mae Guaranteed REMIC Series 2002-7 Class FC, U.S. 30-Day Avg. SOFR Index + 0.8645%, 4.9363% 1/25/2032 (b)(c)	991	992
Fannie Mae Guaranteed REMIC Series 2002-74 Class FV, U.S. 30-Day Avg. SOFR Index + 0.5645%, 4.6363% 11/25/2032 (b)(c)	8,495	8,495
Fannie Mae Guaranteed REMIC Series 2002-74 Class SV, 7.4355% - U.S. 30-Day Avg. SOFR Index 3.3637% 11/25/2032 (c)(i)	1,770	46
Fannie Mae Guaranteed REMIC Series 2002-75 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.1863% 11/25/2032 (b)(c)	3,977	4,001
Fannie Mae Guaranteed REMIC Series 2003-118 Class S, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.9137% 12/25/2033 (c)(i)	44,251	5,627
Fannie Mae Guaranteed REMIC Series 2003-21 Class SK, 7.9855% - U.S. 30-Day Avg. SOFR Index 3.9137% 3/25/2033 (c)(i)	2,380	263
Fannie Mae Guaranteed REMIC Series 2003-70 Class BJ, 5% 7/25/2033	73,158	73,705
Fannie Mae Guaranteed REMIC Series 2004-52 Class KZ, 5.5% 7/25/2034	334,158	340,152
Fannie Mae Guaranteed REMIC Series 2004-91 Class Z, 5% 12/25/2034	766,354	774,765
Fannie Mae Guaranteed REMIC Series 2005-102 Class CO, 0% 11/25/2035 (h)	7,455	6,547
Fannie Mae Guaranteed REMIC Series 2005-117 Class JN, 4.5% 1/25/2036	63,372	62,901
Fannie Mae Guaranteed REMIC Series 2005-14 Class ZB, 5% 3/25/2035	234,802	236,580
Fannie Mae Guaranteed REMIC Series 2005-47 Class SW, 6.6055% - U.S. 30-Day Avg. SOFR Index 2.5337% 6/25/2035 (c)(i)	52,947	3,780
Fannie Mae Guaranteed REMIC Series 2005-68 Class CZ, 5.5% 8/25/2035	960,118	987,159
Fannie Mae Guaranteed REMIC Series 2005-72 Class ZC, 5.5% 8/25/2035	168,060	174,865
Fannie Mae Guaranteed REMIC Series 2005-73 Class SA, U.S. 30-Day Avg. SOFR Index x 17.2524%, 6.6657% 8/25/2035 (b)(c)	1,169	1,241
Fannie Mae Guaranteed REMIC Series 2005-79 Class ZC, 5.9% 9/25/2035	108,341	109,962
Fannie Mae Guaranteed REMIC Series 2005-81 Class PC, 5.5% 9/25/2035	24,535	25,193
Fannie Mae Guaranteed REMIC Series 2006-104 Class GI, 6.5655% - U.S. 30-Day Avg. SOFR Index 2.4937% 11/25/2036 (c)(i)	32,423	2,849
Fannie Mae Guaranteed REMIC Series 2006-116 Class SG, 6.5255% - U.S. 30-Day Avg. SOFR Index 2.4537% 12/25/2036 (c)(i)	18,351	1,884
Fannie Mae Guaranteed REMIC Series 2006-12 Class BO, 0% 10/25/2035 (h)	24,816	22,506
Fannie Mae Guaranteed REMIC Series 2006-15 Class OP, 0% 3/25/2036 (h)	41,924	36,593
Fannie Mae Guaranteed REMIC Series 2006-37 Class OW, 0% 5/25/2036 (h)	6,185	5,198
Fannie Mae Guaranteed REMIC Series 2006-72 Class CY, 6% 8/25/2026	6,515	6,514
Fannie Mae Guaranteed REMIC Series 2007-40 Class SE, 6.3255% - U.S. 30-Day Avg. SOFR Index 2.2537% 5/25/2037 (c)(i)	11,711	1,124
Fannie Mae Guaranteed REMIC Series 2007-57 Class SA, U.S. 30-Day Avg. SOFR Index x 39.9331%, 15.5023% 6/25/2037 (b)(c)	9,955	13,694
Fannie Mae Guaranteed REMIC Series 2007-66 Class SA, U.S. 30-Day Avg. SOFR Index x 38.9131%, 14.4823% 7/25/2037 (b)(c)	13,008	17,673
Fannie Mae Guaranteed REMIC Series 2007-66 Class SB, U.S. 30-Day Avg. SOFR Index x 38.9131%, 14.4823% 7/25/2037 (b)(c)	2,845	3,294
Fannie Mae Guaranteed REMIC Series 2009-59 Class HB, 5% 8/25/2039	442,421	448,199
Fannie Mae Guaranteed REMIC Series 2010-135 Class ZA, 4.5% 12/25/2040	62,291	60,108
Fannie Mae Guaranteed REMIC Series 2010-150 Class ZC, 4.75% 1/25/2041	479,001	474,754
Fannie Mae Guaranteed REMIC Series 2011-39 Class ZA, 6% 11/25/2032	48,747	50,509
Fannie Mae Guaranteed REMIC Series 2011-4 Class PZ, 5% 2/25/2041	191,009	190,427
Fannie Mae Guaranteed REMIC Series 2012-100 Class WI, 3% 9/25/2027 (i)	59,176	1,021
Fannie Mae Guaranteed REMIC Series 2012-149 Class DA, 1.75% 1/25/2043	200,078	187,206
Fannie Mae Guaranteed REMIC Series 2012-149 Class GA, 1.75% 6/25/2042	269,489	253,415
Fannie Mae Guaranteed REMIC Series 2012-67 Class AI, 4.5% 7/25/2027 (i)	129	1
Fannie Mae Guaranteed REMIC Series 2013-133 Class IB, 3% 4/25/2032 (i)	356	0
Fannie Mae Guaranteed REMIC Series 2013-134 Class SA, 5.9355% - U.S. 30-Day Avg. SOFR Index 1.8637% 1/25/2044 (c)(i)	58,196	6,747
Fannie Mae Guaranteed REMIC Series 2013-41 Class DA, 1.75% 2/25/2043	8,882,997	8,091,910
Fannie Mae Guaranteed REMIC Series 2015-42 Class IL, 6% 6/25/2045 (i)	281,961	39,885
Fannie Mae Guaranteed REMIC Series 2015-70 Class JC, 3% 10/25/2045	328,460	315,525
Fannie Mae Guaranteed REMIC Series 2016-3 Class PL, 2.5% 2/25/2046	6,292,354	5,522,940
Fannie Mae Guaranteed REMIC Series 2016-39 Class GD, 2% 11/25/2044	3,470,217	3,252,291
Fannie Mae Guaranteed REMIC Series 2017-30 Class AI, 5.5% 5/25/2047 (i)	163,445	22,759
Fannie Mae Guaranteed REMIC Series 2018-45 Class GI, 4% 6/25/2048 (i)	2,359,457	489,999
Fannie Mae Guaranteed REMIC Series 2021-45 Class DA, 3% 7/25/2051	501,442	448,883
Fannie Mae Guaranteed REMIC Series 2021-77 Class CH, 1.5% 8/25/2050	504,089	421,599
Fannie Mae Guaranteed REMIC Series 2021-96 Class AH, 2.5% 3/25/2049	1,254,102	1,127,457
Fannie Mae Guaranteed REMIC Series 2022-1 Class KA, 3% 5/25/2048	394,519	370,277
Fannie Mae Guaranteed REMIC Series 2022-12 Class EA, 2.25% 9/25/2046	3,621,498	3,352,980
Fannie Mae Guaranteed REMIC Series 2022-18 Class DL, 3.25% 7/25/2046	1,133,907	1,090,123
Fannie Mae Guaranteed REMIC Series 2022-3 Class N, 2% 10/25/2047	3,150,794	2,853,750
Fannie Mae Guaranteed REMIC Series 2022-49 Class TC, 4% 12/25/2048	334,924	331,116
Fannie Mae Guaranteed REMIC Series 2022-5 Class DA, 2.25% 11/25/2047	982,520	892,435
Fannie Mae Guaranteed REMIC Series 2022-53 Class FG, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 8/25/2052 (b)(c)	1,828,098	1,813,726
Fannie Mae Guaranteed REMIC Series 2022-56 Class FJ, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 9/25/2052 (b)(c)	3,957,876	3,926,761
Fannie Mae Guaranteed REMIC Series 2022-64 Class GF, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 10/25/2052 (b)(c)	1,304,612	1,295,591
Fannie Mae Guaranteed REMIC Series 2022-67 Class FA, U.S. 30-Day Avg. SOFR Index + 0.8%, 4.8718% 10/25/2052 (b)(c)	4,578,023	4,541,989
Fannie Mae Guaranteed REMIC Series 2022-7 Class A, 3% 5/25/2048	558,008	523,858
Fannie Mae Guaranteed REMIC Series 2022-9 Class DJ, 3.25% 3/25/2049	637,467	602,630
Fannie Mae Guaranteed REMIC Series 2023-54 Class FD, U.S. 30-Day Avg. SOFR Index + 1.45%, 5.5218% 11/25/2053 (b)(c)	2,511,078	2,536,312
Fannie Mae Guaranteed REMIC Series 2024-90 Class FD, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 12/25/2054 (b)(c)	4,132,571	4,145,648
Fannie Mae Guaranteed REMIC Series 2024-93 Class FG, U.S. 30-Day Avg. SOFR Index + 1.1%, 5.1718% 12/25/2054 (b)(c)	1,288,336	1,291,024
Fannie Mae Mortgage pass-thru certificates Series 1997-41 Class J, 7.5% 6/18/2027	657	668
Fannie Mae Mortgage pass-thru certificates Series 2006-45 Class OP, 0% 6/25/2036 (h)	13,895	11,910
Fannie Mae Mortgage pass-thru certificates Series 2006-62 Class KP, 0% 4/25/2036 (h)	21,992	18,916
Fannie Mae Mortgage pass-thru certificates Series 2013-51 Class GI, 3% 10/25/2032 (i)	44,594	1,481
Fannie Mae Mortgage pass-thru certificates Series 2020-56 Class AH, 2% 5/25/2045	51,571	48,935
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class EF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 6/25/2054 (b)(c)	1,859,079	1,867,392
Fannie Mae Mortgage pass-thru certificates Series 2025-33 Class FC, U.S. 30-Day Avg. SOFR Index + 1.6%, 5.6718% 8/25/2054 (b)(c)	2,274,449	2,294,027
Fannie Mae Mortgage pass-thru certificates Series 2025-4 Class FH, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 9/25/2054 (b)(c)	1,012,977	1,016,024
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class AF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 2/25/2055 (b)(c)	1,457,820	1,467,536
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class DF, U.S. 30-Day Avg. SOFR Index + 1.4%, 5.4718% 9/25/2054 (b)(c)	1,531,859	1,539,944
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FB, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 2/25/2055 (b)(c)	2,153,754	2,162,896
Fannie Mae Mortgage pass-thru certificates Series 2025-7 Class FE, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (b)(c)	956,755	958,340
Fannie Mae Series 2010-118 Class PB, 4.5% 10/25/2040	811,768	812,124
Fannie Mae Series 2010-15 Class FJ, U.S. 30-Day Avg. SOFR Index + 1.0445%, 5.1163% 6/25/2036 (b)(c)	902,256	909,731
Fannie Mae Series 2010-39 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0345%, 5.1063% 3/25/2036 (b)(c)	681,015	686,206
Fannie Mae Series 2010-95 Class ZC, 5% 9/25/2040	989,258	976,466
Fannie Mae Series 2022-30 Class E, 4.5% 7/25/2048	1,092,622	1,092,905
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-339 Class 5, 5.5% 7/25/2033 (i)	10,834	1,450
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-343 Class 16, 5.5% 5/25/2034 (i)	10,103	1,386
Fannie Mae Stripped Mortgage-Backed Securities Series 2003-348 Class 14, 6.5% 8/25/2034 (c)(i)	6,814	1,172
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 12, 5.5% 4/25/2034 (c)(i)	5,302	760
Fannie Mae Stripped Mortgage-Backed Securities Series 2004-351 Class 13, 6% 3/25/2034 (i)	6,447	1,049
Fannie Mae Stripped Mortgage-Backed Securities Series 2005-359 Class 19, 6% 7/25/2035 (c)(i)	4,924	846
Fannie Mae Stripped Mortgage-Backed Securities Series 2007-384 Class 6, 5% 7/25/2037 (i)	44,058	6,831
Freddie Mac Manufactured Housing participation certificates Series 1998-2043 Class ZH, 6% 4/15/2028	1,989	2,022
Freddie Mac Manufactured Housing participation certificates Series 1998-2056 Class Z, 6% 5/15/2028	7,382	7,514
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4341 Class ML, 3.5% 11/15/2031	731,401	725,776
Freddie Mac Multiclass Mortgage participation certificates Series 2014-4386 Class AZ, 4.5% 11/15/2040	514,592	508,571
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5148 Class D, 1.75% 10/25/2051	6,746,434	5,428,999
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5159 Class EA, 2.5% 8/25/2048	254,121	228,498
Freddie Mac Multiclass Mortgage participation certificates Series 2021-5164 Class M, 2.5% 7/25/2048	259,138	233,102
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2121 Class MG, 6% 2/15/2029	3,607	3,686
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2131 Class BG, 6% 3/15/2029	27,712	28,353
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2135 Class JE, 6% 3/15/2029	1,456	1,491
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2137 Class PG, 6% 3/15/2029	3,880	3,960
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2145 Class MZ, 6.5% 4/15/2029	31,471	32,037
Freddie Mac Multifamily Structured pass-thru certificates Series 1999-2154 Class PT, 6% 5/15/2029	7,782	7,958
Freddie Mac Multifamily Structured pass-thru certificates Series 2000-2218 Class ZB, 6% 3/15/2030	4,514	4,615
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2274 Class ZM, 6.5% 1/15/2031	2,531	2,571
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2303 Class ZV, 6% 4/15/2031	16,372	16,820
Freddie Mac Multifamily Structured pass-thru certificates Series 2001-2357 Class ZB, 6.5% 9/15/2031	61,523	63,421
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2412 Class FK, U.S. 30-Day Avg. SOFR Index + 0.9145%, 5.0565% 1/15/2032 (b)(c)	859	861
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2423 Class FA, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.1565% 3/15/2032 (b)(c)	1,157	1,161
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2424 Class FM, U.S. 30-Day Avg. SOFR Index + 1.1145%, 5.2565% 3/15/2032 (b)(c)	1,122	1,130
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FE, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.1565% 6/15/2031 (b)(c)	1,681	1,688
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2432 Class FG, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.1565% 3/15/2032 (b)(c)	610	612
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2502 Class ZC, 6% 9/15/2032	7,780	8,052
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2519 Class ZD, 5.5% 11/15/2032	11,493	11,746
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2520 Class BE, 6% 11/15/2032	21,261	22,005
Freddie Mac Multifamily Structured pass-thru certificates Series 2002-2526 Class FC, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.6565% 11/15/2032 (b)(c)	13,074	13,056
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2693 Class MD, 5.5% 10/15/2033	48,371	49,535
Freddie Mac Multifamily Structured pass-thru certificates Series 2003-2711 Class FC, U.S. 30-Day Avg. SOFR Index + 1.0145%, 5.1565% 2/15/2033 (b)(c)	241,017	242,157
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2770 Class FH, U.S. 30-Day Avg. SOFR Index + 0.5145%, 4.6565% 3/15/2034 (b)(c)	320,597	318,637
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2802 Class OB, 6% 5/15/2034	27,392	28,150
Freddie Mac Multifamily Structured pass-thru certificates Series 2004-2877 Class ZD, 5% 10/15/2034	903,307	911,376
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2933 Class ZM, 5.75% 2/15/2035	235,683	240,644
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2947 Class XZ, 6% 3/15/2035	90,799	94,175
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class MK, 5.5% 6/15/2035	9,320	9,534
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-2996 Class ZD, 5.5% 6/15/2035	147,478	149,777
Freddie Mac Multifamily Structured pass-thru certificates Series 2005-3002 Class NE, 5% 7/15/2035	47,486	48,914
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3115 Class SM, 6.4855% - U.S. 30-Day Avg. SOFR Index 2.3435% 2/15/2036 (c)(i)	14,898	1,407
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3119 Class PO, 0% 2/15/2036 (h)	51,118	42,907
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3121 Class KO, 0% 3/15/2036 (h)	9,521	8,490
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3123 Class LO, 0% 3/15/2036 (h)	28,225	24,010
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3145 Class GO, 0% 4/15/2036 (h)	36,753	31,393
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3189 Class PD, 6% 7/15/2036	49,365	51,670
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3237 Class C, 5.5% 11/15/2036	195,256	200,844
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3244 Class SG, 6.5455% - U.S. 30-Day Avg. SOFR Index 2.4035% 11/15/2036 (c)(i)	64,909	6,170
Freddie Mac Multifamily Structured pass-thru certificates Series 2006-3258 Class PM, 5.5% 12/15/2036	14,060	14,524
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3336 Class LI, 6.4655% - U.S. 30-Day Avg. SOFR Index 2.3235% 6/15/2037 (c)(i)	46,133	4,699
Freddie Mac Multifamily Structured pass-thru certificates Series 2007-3366 Class FD, U.S. 30-Day Avg. SOFR Index + 0.3645%, 4.5065% 5/15/2037 (b)(c)	54,215	53,564
Freddie Mac Multifamily Structured pass-thru certificates Series 2008-3415 Class PC, 5% 12/15/2037	172,720	175,742
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3832 Class PE, 5% 3/15/2041	229,352	233,396
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3843 Class PZ, 5% 4/15/2041	1,341,111	1,347,893
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3857 Class ZP, 5% 5/15/2041	1,886,052	1,895,695
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	34,105	34,097
Freddie Mac Multifamily Structured pass-thru certificates Series 2012-4135 Class AB, 1.75% 6/15/2042	204,298	193,124
Freddie Mac Multifamily Structured pass-thru certificates Series 2013-4149 Class IO, 3% 1/15/2033 (i)	35,659	2,243
Freddie Mac Multifamily Structured pass-thru certificates Series 2014-4314 Class AI, 5% 3/15/2034 (i)	12	0
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4427 Class LI, 3.5% 2/15/2034 (i)	93,982	2,658
Freddie Mac Multifamily Structured pass-thru certificates Series 2015-4471 Class PA, 4% 12/15/2040	89,370	89,001
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-4683 Class LM, 3% 5/15/2047	402,113	389,701
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-4954 Class KE, 1.5% 2/25/2050	1,930,247	1,566,340
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5001 Class A, 2% 1/25/2045	413,090	391,243
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-5002 Class TJ, 2% 7/25/2050	351,157	297,697
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-5169 Class TP, 2.5% 6/25/2049	257,490	230,244
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class DA, 2.5% 5/25/2049	324,181	290,500
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5189 Class TP, 2.5% 5/25/2049	233,822	209,514
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class BA, 2.5% 11/25/2047	296,453	271,541
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5190 Class CA, 2.5% 5/25/2049	196,079	175,653
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5196 Class ME, 1.75% 2/25/2052	5,987,670	5,379,556
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class A, 2.5% 6/25/2049	196,080	175,653
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5197 Class DA, 2.5% 11/25/2047	224,844	206,118
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5198 Class BA, 2.5% 11/25/2047	1,094,121	1,007,096
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5202 Class LB, 2.5% 10/25/2047	241,340	221,511
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EA, 3% 8/25/2050	916,832	856,209
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5209 Class EJ, 3% 8/25/2050	916,833	856,209
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5237 Class FP, U.S. 30-Day Avg. SOFR Index + 0.55%, 4.6218% 7/25/2052 (b)(c)	408,436	405,283
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5250 Class FA, U.S. 30-Day Avg. SOFR Index + 0.67%, 4.7418% 8/25/2052 (b)(c)	821,848	809,141
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5254 Class FG, U.S. 30-Day Avg. SOFR Index + 0.75%, 4.8218% 9/25/2052 (b)(c)	1,479,258	1,465,565
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5255 Class FA, U.S. 30-Day Avg. SOFR Index + 0.7%, 4.7718% 9/25/2052 (b)(c)	957,627	942,126
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-5256 Class FA, U.S. 30-Day Avg. SOFR Index + 0.65%, 4.7218% 9/25/2052 (b)(c)	670,266	667,050
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-5330 Class FA, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.1218% 8/25/2053 (b)(c)	1,856,309	1,857,885
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5425 Class FK, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 6/25/2054 (b)(c)	1,345,128	1,352,342
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5459 Class FD, U.S. 30-Day Avg. SOFR Index + 1%, 5.0718% 10/25/2054 (b)(c)	944,160	944,647
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class NF, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (b)(c)	2,655,853	2,665,544
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5499 Class WF, U.S. 30-Day Avg. SOFR Index + 1.2%, 5.2718% 2/25/2055 (b)(c)	827,207	826,551
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class FV, U.S. 30-Day Avg. SOFR Index + 1.25%, 5.3218% 10/25/2054 (b)(c)	1,548,618	1,554,833
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5509 Class FB, U.S. 30-Day Avg. SOFR Index + 1.15%, 5.2218% 2/25/2055 (b)(c)	1,367,086	1,369,396
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5529 Class CF, U.S. 30-Day Avg. SOFR Index + 1.05%, 5.1218% 4/25/2055 (b)(c)	1,663,148	1,660,943
Freddie Mac Non Gold Pool Series 1998-2095 Class PE, 6% 11/15/2028	8,786	8,967
Freddie Mac Non Gold Pool Series 1998-2101 Class PD, 6% 11/15/2028	4,920	5,013
Freddie Mac Non Gold Pool Series 1999-2162 Class PH, 6% 6/15/2029	1,320	1,344
Freddie Mac Non Gold Pool Series 2006-3225 Class EO, 0% 10/15/2036 (h)	17,950	15,120
Ginnie Mae Mortgage pass-thru certificates Series 2010-H10 Class FA, CME Term SOFR 1 month Index + 0.4445%, 4.4308% 5/20/2060 (b)(c)(g)	49,596	49,515
Ginnie Mae Mortgage pass-thru certificates Series 2010-H19 Class FG, CME Term SOFR 1 month Index + 0.4145%, 4.5204% 8/20/2060 (b)(c)(g)	661,787	659,726
Ginnie Mae Mortgage pass-thru certificates Series 2010-H27 Class FA, CME Term SOFR 1 month Index + 0.38%, 4.6004% 12/20/2060 (b)(c)(g)	451,009	450,271
Ginnie Mae Mortgage pass-thru certificates Series 2011-H05 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 12/20/2060 (b)(c)(g)	343,724	343,758
Ginnie Mae Mortgage pass-thru certificates Series 2011-H07 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 2/20/2061 (b)(c)(g)	385,262	385,281
Ginnie Mae Mortgage pass-thru certificates Series 2011-H12 Class FA, CME Term SOFR 1 month Index + 0.6045%, 4.7104% 2/20/2061 (b)(c)(g)	412,484	412,426
Ginnie Mae Mortgage pass-thru certificates Series 2011-H13 Class FA, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 4/20/2061 (b)(c)(g)	339,281	339,327
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FB, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 5/20/2061 (b)(c)(g)	366,454	366,447
Ginnie Mae Mortgage pass-thru certificates Series 2011-H14 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 5/20/2061 (b)(c)(g)	321,777	321,796
Ginnie Mae Mortgage pass-thru certificates Series 2011-H17 Class FA, CME Term SOFR 1 month Index + 0.6445%, 4.7504% 6/20/2061 (b)(c)(g)	330,879	331,046
Ginnie Mae Mortgage pass-thru certificates Series 2011-H20 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.7704% 9/20/2061 (b)(c)(g)	118,127	118,217
Ginnie Mae Mortgage pass-thru certificates Series 2011-H21 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.8204% 10/20/2061 (b)(c)(g)	366,873	367,467
Ginnie Mae Mortgage pass-thru certificates Series 2012-H01 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.9204% 11/20/2061 (b)(c)(g)	403,986	404,953
Ginnie Mae Mortgage pass-thru certificates Series 2012-H03 Class FA, CME Term SOFR 1 month Index + 0.8145%, 4.9204% 1/20/2062 (b)(c)(g)	224,127	224,747
Ginnie Mae Mortgage pass-thru certificates Series 2012-H06 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.8504% 1/20/2062 (b)(c)(g)	455,771	456,700
Ginnie Mae Mortgage pass-thru certificates Series 2012-H07 Class FA, CME Term SOFR 1 month Index + 0.7445%, 4.8504% 3/20/2062 (b)(c)(g)	254,768	255,092
Ginnie Mae Mortgage pass-thru certificates Series 2012-H21 Class DF, CME Term SOFR 1 month Index + 0.7645%, 4.8704% 5/20/2061 (b)(c)(g)	880	880
Ginnie Mae Mortgage pass-thru certificates Series 2012-H23 Class WA, CME Term SOFR 1 month Index + 0.6345%, 4.7404% 10/20/2062 (b)(c)(g)	6,132	6,134
Ginnie Mae Mortgage pass-thru certificates Series 2013-H01 Class FA, 1.65% 1/20/2063 (g)	8	7
Ginnie Mae Mortgage pass-thru certificates Series 2013-H04 Class BA, 1.65% 2/20/2063 (g)	1,239	1,184
Ginnie Mae Mortgage pass-thru certificates Series 2013-H07 Class BA, CME Term SOFR 1 month Index + 0.36%, 4.5804% 3/20/2063 (b)(c)(g)	7,125	7,108
Ginnie Mae Mortgage pass-thru certificates Series 2013-H19 Class FC, CME Term SOFR 1 month Index + 0.6%, 4.8204% 8/20/2063 (b)(c)(g)	11,446	11,466
Ginnie Mae Mortgage pass-thru certificates Series 2014-H03 Class FA, CME Term SOFR 1 month Index + 0.7145%, 4.8204% 1/20/2064 (b)(c)(g)	25,117	25,159
Ginnie Mae Mortgage pass-thru certificates Series 2014-H05 Class FB, CME Term SOFR 1 month Index + 0.7145%, 4.8204% 12/20/2063 (b)(c)(g)	58,426	58,514
Ginnie Mae Mortgage pass-thru certificates Series 2014-H11 Class BA, CME Term SOFR 1 month Index + 0.6145%, 4.7204% 6/20/2064 (b)(c)(g)	99,262	99,278
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class FL, CME Term SOFR 1 month Index + 0.3945%, 4.5004% 5/20/2063 (b)(c)(g)	15,836	15,773
Ginnie Mae Mortgage pass-thru certificates Series 2015-H13 Class HA, 2.5% 8/20/2064 (g)	1,864	1,763
Ginnie Mae Mortgage pass-thru certificates Series 2015-H19 Class FA, CME Term SOFR 1 month Index + 0.3145%, 4.4204% 4/20/2063 (b)(c)(g)	14,568	14,369
Ginnie Mae Mortgage pass-thru certificates Series 2015-H30 Class HA, 1.75% 9/20/2062 (c)(g)	83,147	81,056
Ginnie Mae Mortgage pass-thru certificates Series 2016-H13 Class FB, 1 year U.S. Treasury Index + 0.5%, 4.14% 5/20/2066 (b)(c)(g)	397,870	397,321
Ginnie Mae Mortgage pass-thru certificates Series 2016-H20 Class FM, CME Term SOFR 1 month Index + 0.5145%, 4.6204% 12/20/2062 (b)(c)(g)	9,639	9,594
Ginnie Mae Mortgage pass-thru certificates Series 2017-134 Class BA, 2.5% 11/20/2046	335,768	310,074
Ginnie Mae Mortgage pass-thru certificates Series 2017-H06 Class FA, 1 year U.S. Treasury Index + 0.35%, 3.99% 8/20/2066 (b)(c)(g)	546,239	544,240
Ginnie Mae Mortgage pass-thru certificates Series 2018-H12 Class HA, 3.25% 8/20/2068 (g)	2,060,805	2,017,224
Ginnie Mae REMIC pass-thru certificates Series 2004-22 Class AZ, 5.5% 4/20/2034	666,775	690,352
Ginnie Mae REMIC pass-thru certificates Series 2004-24 Class ZM, 5% 4/20/2034	73,880	74,076
Ginnie Mae REMIC pass-thru certificates Series 2004-32 Class GS, 6.3855% - CME Term SOFR 1 month Index 2.4266% 5/16/2034 (c)(i)	14,719	866
Ginnie Mae REMIC pass-thru certificates Series 2004-73 Class AL, 7.0855% - CME Term SOFR 1 month Index 3.1266% 8/17/2034 (c)(i)	17,108	1,697
Ginnie Mae REMIC pass-thru certificates Series 2007-35 Class SC, CME Term SOFR 1 month Index x 39.5131%, 15.7594% 6/16/2037 (b)(c)	1,655	1,920
Ginnie Mae REMIC pass-thru certificates Series 2007-37 Class TS, 6.5755% - CME Term SOFR 1 month Index 2.6166% 6/16/2037 (c)(i)	27,870	2,500
Ginnie Mae REMIC pass-thru certificates Series 2007-59 Class FC, CME Term SOFR 1 month Index + 0.6145%, 4.5743% 7/20/2037 (b)(c)	218,570	218,015
Ginnie Mae REMIC pass-thru certificates Series 2008-2 Class FD, CME Term SOFR 1 month Index + 0.5945%, 4.5543% 1/20/2038 (b)(c)	57,514	57,314
Ginnie Mae REMIC pass-thru certificates Series 2008-73 Class FA, CME Term SOFR 1 month Index + 0.9745%, 4.9343% 8/20/2038 (b)(c)	299,894	303,290
Ginnie Mae REMIC pass-thru certificates Series 2008-83 Class FB, CME Term SOFR 1 month Index + 1.0145%, 4.9743% 9/20/2038 (b)(c)	231,495	234,385
Ginnie Mae REMIC pass-thru certificates Series 2009-108 Class CF, CME Term SOFR 1 month Index + 0.7145%, 4.6734% 11/16/2039 (b)(c)	327,900	327,844
Ginnie Mae REMIC pass-thru certificates Series 2009-116 Class KF, CME Term SOFR 1 month Index + 0.6445%, 4.6034% 12/16/2039 (b)(c)	183,502	183,081
Ginnie Mae REMIC pass-thru certificates Series 2010-116 Class QB, 4% 9/16/2040	50,642	49,959
Ginnie Mae REMIC pass-thru certificates Series 2010-160 Class DY, 4% 12/20/2040	679,471	670,309
Ginnie Mae REMIC pass-thru certificates Series 2010-169 Class Z, 4.5% 12/20/2040	2,934,224	2,887,987
Ginnie Mae REMIC pass-thru certificates Series 2010-170 Class B, 4% 12/20/2040	149,761	147,581
Ginnie Mae REMIC pass-thru certificates Series 2010-31 Class BP, 5% 3/20/2040	1,364,180	1,402,473
Ginnie Mae REMIC pass-thru certificates Series 2010-H03 Class FA, CME Term SOFR 1 month Index + 0.6645%, 4.6508% 3/20/2060 (b)(c)(g)	91,207	91,277
Ginnie Mae REMIC pass-thru certificates Series 2011-136 Class WI, 4.5% 5/20/2040 (i)	44,506	1,415
Ginnie Mae REMIC pass-thru certificates Series 2011-68 Class EC, 3.5% 4/20/2041	94,173	93,104
Ginnie Mae REMIC pass-thru certificates Series 2011-69 Class GX, 4.5% 5/16/2040	178,261	177,871
Ginnie Mae REMIC pass-thru certificates Series 2011-94 Class SA, 5.9855% - CME Term SOFR 1 month Index 2.0257% 7/20/2041 (c)(i)	62,144	6,527
Ginnie Mae REMIC pass-thru certificates Series 2012-98 Class FA, CME Term SOFR 1 month Index + 0.5145%, 4.4743% 8/20/2042 (b)(c)	236,114	232,644
Ginnie Mae REMIC pass-thru certificates Series 2013-149 Class MA, 2.5% 5/20/2040	202,978	200,637
Ginnie Mae REMIC pass-thru certificates Series 2014-2 Class BA, 3% 1/20/2044	1,306,691	1,221,994
Ginnie Mae REMIC pass-thru certificates Series 2014-21 Class HA, 3% 2/20/2044	501,491	471,341
Ginnie Mae REMIC pass-thru certificates Series 2014-25 Class HC, 3% 2/20/2044	850,131	785,726
Ginnie Mae REMIC pass-thru certificates Series 2014-5 Class A, 3% 1/20/2044	683,598	639,318
Ginnie Mae REMIC pass-thru certificates Series 2016-69 Class WA, 3% 2/20/2046	262,558	245,657
Ginnie Mae REMIC pass-thru certificates Series 2017-139 Class BA, 3% 9/20/2047	1,267,867	1,156,680
Ginnie Mae REMIC pass-thru certificates Series 2017-153 Class GA, 3% 9/20/2047	714,881	654,123
Ginnie Mae REMIC pass-thru certificates Series 2017-182 Class KA, 3% 10/20/2047	573,992	527,213
Ginnie Mae REMIC pass-thru certificates Series 2017-186 Class HK, 3% 11/16/2045	725,148	680,971
Ginnie Mae REMIC pass-thru certificates Series 2018-13 Class Q, 3% 4/20/2047	650,832	615,457
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.1573% 5/20/2065 (c)(g)	42,941	42,394
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1, 3.75% 7/25/2061 (d)	2,746,059	2,691,847
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1, 3.9% 9/25/2061 (d)(f)	261,493	257,797
JPMorgan Mortgage Trust Series 2025-NQM2 Class A1, 5.567% 9/25/2065 (c)(d)	1,124,307	1,135,038
NYMT Loan Trust Series 2024-CP1 Class A1, 3.75% 2/25/2068 (d)	494,932	471,689
NYMT Loan Trust Series 2025-CP1 Class A1, 3.75% 11/25/2069 (d)	2,490,496	2,398,762
OBX Series 2025-NQM14 Class A1, 5.162% 7/25/2065 (d)(f)	655,254	657,612
OBX Trust Series 2025-NQM10 Class A1, 5.453% 5/25/2065 (d)(f)	2,079,890	2,096,129
Obx Trust Series 2025-NQM19 Class A1, 4.869% 10/25/2065 (c)(d)	1,184,595	1,183,435
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (d)	254,078	250,666
Onity Loan Investment Trust 2024-Hb2 Series 2024-HB2 Class A, 5% 8/25/2037 (d)	232,101	232,101
Pret 2025-Rpl3 Series 2025-RPL3 Class A1, 4.15% 4/25/2065 (d)(f)	1,532,714	1,497,511
PRET Trust Series 2024-RPL1 Class A1, 3.9% 10/25/2063 (d)	786,216	758,870
PRET Trust Series 2025-RPL2 Class A1, 4% 8/25/2064 (d)	3,837,258	3,739,827
Prpm 2025-Rcf3 LLC Series 2025-RCF3 Class A1, 5.25% 7/25/2055 (c)(d)	881,973	886,520
PRPM LLC Series 2024-RCF3 Class A1, 4% 5/25/2054 (d)	744,453	735,999
PRPM LLC Series 2024-RCF4 Class A1, 4% 7/25/2054 (d)	550,108	544,014
PRPM LLC Series 2024-RCF6 Class A1, 4% 10/25/2064 (c)(d)	2,739,156	2,700,807
PRPM LLC Series 2024-RPL1 Class A1, 4.2% 12/25/2064 (c)(d)	572,939	566,280
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (c)(d)	886,647	867,363
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5468% 7/20/2034 (b)(c)	566	529
Verus Securitization Trust Series 2025-4 Class A1, 5.448% 5/25/2070 (d)	1,709,233	1,725,299
Verus Securitization Trust Series 2025-5 Class A1, 5.427% 6/25/2070 (c)(d)	1,383,792	1,396,798
Verus Securitization Trust Series 2025-6 Class A1, 5.417% 7/25/2070 (d)(f)	1,636,576	1,650,405
TOTAL UNITED STATES		177,423,930
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $176,091,479)		177,423,930

Commercial Mortgage Securities - 5.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 5.3%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 5.7016% 6/15/2040 (b)(c)(d)	4,480,000	4,496,781
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (d)	2,751,549	2,617,993
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class BNM, 3.465% 11/5/2032 (d)	825,000	770,518
BANK Series 2017-BNK5 Class A4, 3.131% 6/15/2060	1,725,600	1,703,597
BANK Series 2017-BNK8 Class A3, 3.229% 11/15/2050	5,010,195	4,944,422
BANK Series 2017-BNK9 Class ASB, 3.47% 11/15/2054	401,026	398,381
BANK Series 2018-BN12 Class ASB, 4.165% 5/15/2061	984,802	982,137
BANK Series 2019-BN21 Class A5, 2.851% 10/17/2052	5,732,000	5,424,140
BANK Series 2019-BN23 Class ASB, 2.846% 12/15/2052	163,115	159,047
BANK Series 2020-BN26 Class ASB, 2.313% 3/15/2063	1,044,397	1,010,043
BANK Series 2021-BN33 Class XA, 1.0404% 5/15/2064 (c)(i)	16,371,194	625,831
BANK5 Series 2025-5YR16 Class XB, 0.3466% 8/15/2063 (c)(i)	8,100,000	148,908
Bayview Commercial Asset Trust Series 2005-3A Class A2, CME Term SOFR 1 month Index + 0.7145%, 4.6688% 11/25/2035 (b)(c)(d)	11,451	11,278
Bayview Commercial Asset Trust Series 2005-3A Class M1, CME Term SOFR 1 month Index + 0.7745%, 4.7288% 11/25/2035 (b)(c)(d)	5,738	5,746
Bayview Commercial Asset Trust Series 2005-3A Class M2, CME Term SOFR 1 month Index + 0.8495%, 4.8038% 11/25/2035 (b)(c)(d)	7,959	7,895
Bayview Commercial Asset Trust Series 2005-3A Class M3, CME Term SOFR 1 month Index + 0.8795%, 4.8338% 11/25/2035 (b)(c)(d)	7,091	6,896
Bayview Commercial Asset Trust Series 2005-3A Class M4, CME Term SOFR 1 month Index + 1.0145%, 4.9688% 11/25/2035 (b)(c)(d)	8,871	9,019
Bayview Commercial Asset Trust Series 2005-4A Class A2, CME Term SOFR 1 month Index + 0.6995%, 4.6538% 1/25/2036 (b)(c)(d)	26,715	25,574
Bayview Commercial Asset Trust Series 2005-4A Class B1, CME Term SOFR 1 month Index + 2.2145%, 6.1688% 1/25/2036 (b)(c)(d)(j)	11,433	40,712
Bayview Commercial Asset Trust Series 2005-4A Class M1, CME Term SOFR 1 month Index + 0.7895%, 4.7438% 1/25/2036 (b)(c)(d)	8,602	8,243
Bayview Commercial Asset Trust Series 2005-4A Class M2, CME Term SOFR 1 month Index + 0.8195%, 4.7738% 1/25/2036 (b)(c)(d)	5,994	5,680
Bayview Commercial Asset Trust Series 2005-4A Class M3, CME Term SOFR 1 month Index + 0.8645%, 4.8188% 1/25/2036 (b)(c)(d)	8,750	8,232
Bayview Commercial Asset Trust Series 2005-4A Class M4, CME Term SOFR 1 month Index + 1.0295%, 4.9838% 1/25/2036 (b)(c)(d)	8,983	8,607
Bayview Commercial Asset Trust Series 2005-4A Class M5, CME Term SOFR 1 month Index + 1.0895%, 5.0438% 1/25/2036 (b)(c)(d)	8,983	9,891
Bayview Commercial Asset Trust Series 2005-4A Class M6, CME Term SOFR 1 month Index + 1.1645%, 5.1188% 1/25/2036 (b)(c)(d)	9,562	10,611
Bayview Commercial Asset Trust Series 2006-1A Class A2, CME Term SOFR 1 month Index + 0.6545%, 4.6088% 4/25/2036 (b)(c)(d)	8,297	7,889
Bayview Commercial Asset Trust Series 2006-1A Class M1, CME Term SOFR 1 month Index + 0.6845%, 4.6388% 4/25/2036 (b)(c)(d)	5,049	4,743
Bayview Commercial Asset Trust Series 2006-1A Class M2, CME Term SOFR 1 month Index + 0.7145%, 4.6688% 4/25/2036 (b)(c)(d)	5,330	4,993
Bayview Commercial Asset Trust Series 2006-1A Class M3, CME Term SOFR 1 month Index + 0.7445%, 4.6988% 4/25/2036 (b)(c)(d)	8,486	7,927
Bayview Commercial Asset Trust Series 2006-1A Class M4, CME Term SOFR 1 month Index + 0.8945%, 4.8488% 4/25/2036 (b)(c)(d)	4,809	4,502
Bayview Commercial Asset Trust Series 2006-1A Class M5, CME Term SOFR 1 month Index + 0.9545%, 4.9088% 4/25/2036 (b)(c)(d)	4,667	4,362
Bayview Commercial Asset Trust Series 2006-1A Class M6, CME Term SOFR 1 month Index + 1.0745%, 5.0288% 4/25/2036 (b)(c)(d)	5,021	4,699
Bayview Commercial Asset Trust Series 2006-2A Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.5338% 7/25/2036 (b)(c)(d)	7,140	6,868
Bayview Commercial Asset Trust Series 2006-2A Class M2, CME Term SOFR 1 month Index + 0.6095%, 4.5638% 7/25/2036 (b)(c)(d)	5,018	4,838
Bayview Commercial Asset Trust Series 2006-2A Class M3, CME Term SOFR 1 month Index + 0.6395%, 4.5938% 7/25/2036 (b)(c)(d)	7,711	7,385
Bayview Commercial Asset Trust Series 2006-2A Class M4, CME Term SOFR 1 month Index + 0.7445%, 4.6988% 7/25/2036 (b)(c)(d)	4,774	4,555
Bayview Commercial Asset Trust Series 2006-2A Class M5, CME Term SOFR 1 month Index + 0.8195%, 4.7738% 7/25/2036 (b)(c)(d)	6,401	6,099
Bayview Commercial Asset Trust Series 2006-3A Class M4, CME Term SOFR 1 month Index + 0.7595%, 4.7138% 10/25/2036 (b)(c)(d)(j)	7,084	63,138
Bayview Commercial Asset Trust Series 2006-4A Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.4738% 12/25/2036 (b)(c)(d)	58,616	56,137
Bayview Commercial Asset Trust Series 2006-4A Class M1, CME Term SOFR 1 month Index + 0.5495%, 4.5038% 12/25/2036 (b)(c)(d)	8,714	8,417
Bayview Commercial Asset Trust Series 2006-4A Class M2, CME Term SOFR 1 month Index + 0.5795%, 4.5338% 12/25/2036 (b)(c)(d)	10,817	10,429
Bayview Commercial Asset Trust Series 2006-4A Class M3, CME Term SOFR 1 month Index + 0.6245%, 4.5788% 12/25/2036 (b)(c)(d)	5,910	5,796
Bayview Commercial Asset Trust Series 2007-1 Class A2, CME Term SOFR 1 month Index + 0.5195%, 4.4738% 3/25/2037 (b)(c)(d)	13,989	13,427
Bayview Commercial Asset Trust Series 2007-2A Class A1, CME Term SOFR 1 month Index + 0.3845%, 4.4738% 7/25/2037 (b)(c)(d)	48,245	45,294
Bayview Commercial Asset Trust Series 2007-2A Class A2, CME Term SOFR 1 month Index + 0.4345%, 4.5488% 7/25/2037 (b)(c)(d)	45,162	41,635
Bayview Commercial Asset Trust Series 2007-2A Class M1, CME Term SOFR 1 month Index + 0.4845%, 4.6238% 7/25/2037 (b)(c)(d)	15,416	14,627
Bayview Commercial Asset Trust Series 2007-2A Class M2, CME Term SOFR 1 month Index + 0.5245%, 4.6838% 7/25/2037 (b)(c)(d)	18,687	18,549
Bayview Commercial Asset Trust Series 2007-2A Class M3, CME Term SOFR 1 month Index + 0.6045%, 4.8038% 7/25/2037 (b)(c)(d)(j)	28,739	26,329
Bayview Commercial Asset Trust Series 2007-3 Class A2, CME Term SOFR 1 month Index + 0.5495%, 4.5038% 7/25/2037 (b)(c)(d)	15,987	15,236
Bayview Commercial Asset Trust Series 2007-3 Class M1, CME Term SOFR 1 month Index + 0.5795%, 4.5338% 7/25/2037 (b)(c)(d)	8,475	7,829
Bayview Commercial Asset Trust Series 2007-3 Class M2, CME Term SOFR 1 month Index + 0.6245%, 4.5788% 7/25/2037 (b)(c)(d)	9,028	8,258
Bayview Commercial Asset Trust Series 2007-3 Class M3, CME Term SOFR 1 month Index + 0.6695%, 4.6238% 7/25/2037 (b)(c)(d)	14,575	13,573
Bayview Commercial Asset Trust Series 2007-3 Class M4, CME Term SOFR 1 month Index + 0.8645%, 4.8188% 7/25/2037 (b)(c)(d)	22,945	21,647
Bayview Commercial Asset Trust Series 2007-3 Class M5, CME Term SOFR 1 month Index + 1.0145%, 4.9688% 7/25/2037 (b)(c)(d)	15,269	16,964
Benchmark Mortgage Trust Series 2018-B4 Class A5, 4.121% 7/15/2051	806,000	802,203
Benchmark Mortgage Trust Series 2018-B8 Class A5, 4.2317% 1/15/2052	10,843,000	10,763,933
Benchmark Mortgage Trust Series 2019-B10 Class A4, 3.717% 3/15/2062	1,626,000	1,595,185
Benchmark Mortgage Trust Series 2019-B13 Class A4, 2.952% 8/15/2057	8,383,000	7,977,928
Benchmark Mortgage Trust Series 2024-V9 Class A3, 5.6019% 8/15/2057	1,700,000	1,771,658
Benchmark Mortgage Trust Series 2025-V16 Class XB, 0.4883% 8/15/2058 (c)(i)	18,400,000	282,518
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.3011% 3/15/2041 (b)(c)(d)	3,578,028	3,578,028
BMO Mortgage Trust Series 2022-C3 Class ASB, 5.3252% 9/15/2054 (c)	600,000	622,827
BMO Mortgage Trust Series 2025-5C12 Class XB, 0.9681% 10/15/2058 (c)(i)	10,500,000	369,448
BMP Series 2024-MF23 Class A, CME Term SOFR 1 month Index + 1.3719%, 5.3309% 6/15/2041 (b)(c)(d)	5,567,000	5,566,997
BMP Series 2024-MF23 Class B, CME Term SOFR 1 month Index + 1.6416%, 5.6005% 6/15/2041 (b)(c)(d)	2,749,000	2,748,999
BMP Series 2024-MF23 Class C, CME Term SOFR 1 month Index + 1.8413%, 5.8002% 6/15/2041 (b)(c)(d)	1,944,000	1,944,605
BPR Commercial Mortgage Trust Series 2024-PARK Class A, 5.218% 11/5/2039 (c)(d)	3,579,000	3,660,108
BX Commercial Mortgage Trust 2021-SOAR Series 2022-IND Class A, CME Term SOFR 1 month Index + 1.491%, 5.45% 4/15/2037 (b)(c)(d)	4,822,877	4,824,378
BX Commercial Mortgage Trust 2024-XL5 Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 5.3506% 3/15/2041 (b)(c)(d)	18,554,799	18,554,794
BX Commercial Mortgage Trust 2025-SPOT Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.4023% 4/15/2040 (b)(c)(d)	15,032,126	15,032,122
BX Commercial Mortgage Trust 24-MDHS Series 2024-MDHS Class A, 5.6003% 5/15/2041 (c)(d)	9,355,205	9,361,040
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.0053% 4/15/2034 (b)(c)(d)	2,703,893	2,688,903
BX Commercial Mortgage Trust Series 2019-IMC Class B, CME Term SOFR 1 month Index + 1.3463%, 5.3053% 4/15/2034 (b)(c)(d)	2,644,000	2,618,065
BX Commercial Mortgage Trust Series 2019-IMC Class C, CME Term SOFR 1 month Index + 1.6463%, 5.6053% 4/15/2034 (b)(c)(d)	1,748,000	1,727,542
BX Commercial Mortgage Trust Series 2019-IMC Class D, CME Term SOFR 1 month Index + 1.9463%, 5.9053% 4/15/2034 (b)(c)(d)	1,835,000	1,804,479
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 4.7626% 10/15/2036 (b)(c)(d)	11,302,000	11,281,001
BX Commercial Mortgage Trust Series 2021-PAC Class B, CME Term SOFR 1 month Index + 1.0133%, 4.9723% 10/15/2036 (b)(c)(d)	1,691,000	1,685,730
BX Commercial Mortgage Trust Series 2021-PAC Class C, CME Term SOFR 1 month Index + 1.2131%, 5.1721% 10/15/2036 (b)(c)(d)	2,263,000	2,253,126
BX Commercial Mortgage Trust Series 2021-PAC Class D, CME Term SOFR 1 month Index + 1.4128%, 5.3718% 10/15/2036 (b)(c)(d)	2,197,000	2,186,044
BX Commercial Mortgage Trust Series 2021-PAC Class E, CME Term SOFR 1 month Index + 2.062%, 6.021% 10/15/2036 (b)(c)(d)	7,638,000	7,609,433
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 4.9719% 2/15/2039 (b)(c)(d)	380,170	379,458
BX Commercial Mortgage Trust Series 2022-LP2 Class B, CME Term SOFR 1 month Index + 1.3123%, 5.2713% 2/15/2039 (b)(c)(d)	3,048,500	3,044,698
BX Commercial Mortgage Trust Series 2022-LP2 Class C, CME Term SOFR 1 month Index + 1.5617%, 5.5207% 2/15/2039 (b)(c)(d)	3,048,500	3,044,697
BX Commercial Mortgage Trust Series 2022-LP2 Class D, CME Term SOFR 1 month Index + 1.9608%, 5.9198% 2/15/2039 (b)(c)(d)	3,048,500	3,044,697
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 5.7204% 12/9/2040 (b)(c)(d)	3,986,737	3,986,737
BX Commercial Mortgage Trust Series 2023-XL3 Class B, CME Term SOFR 1 month Index + 2.1908%, 6.1498% 12/9/2040 (b)(c)(d)	953,008	953,007
BX Commercial Mortgage Trust Series 2023-XL3 Class C, CME Term SOFR 1 month Index + 2.6402%, 6.5991% 12/9/2040 (b)(c)(d)	477,578	477,875
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.2518% 12/15/2039 (b)(c)(d)	11,500,496	11,424,485
Bx Tr 2025-Tail Series 2025-TAIL Class A, CME Term SOFR 1 month Index + 1.4%, 5.359% 6/15/2035 (b)(c)(d)	2,787,000	2,786,999
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.4008% 4/15/2041 (b)(c)(d)	10,574,395	10,574,395
BX Trust 2024-CNY Series 2024-CNYN Class B, CME Term SOFR 1 month Index + 1.6915%, 5.6505% 4/15/2041 (b)(c)(d)	1,685,470	1,685,995
BX Trust 2024-CNY Series 2024-CNYN Class C, CME Term SOFR 1 month Index + 1.9412%, 5.9001% 4/15/2041 (b)(c)(d)	1,399,149	1,400,021
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.1028% 3/15/2030 (b)(c)(d)	21,793,004	21,752,142
BX Trust 2025-ROIC Series 2025-ROIC Class B, CME Term SOFR 1 month Index + 1.3935%, 5.3524% 3/15/2030 (b)(c)(d)	3,132,782	3,124,958
BX Trust 2025-ROIC Series 2025-ROIC Class C, CME Term SOFR 1 month Index + 1.69%, 5.5022% 3/15/2030 (b)(c)(d)	4,413,786	4,402,762
BX Trust Series 2020-VIV3 Class B, 3.5439% 3/9/2044 (c)(d)	13,781,000	13,044,339
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 4.8735% 2/15/2036 (b)(c)(d)	200,000	199,754
BX Trust Series 2021-XL2 Class A, CME Term SOFR 1 month Index + 0.6885%, 4.762% 10/15/2038 (b)(c)(d)	834,921	833,881
BX Trust Series 2022-IND Class B, CME Term SOFR 1 month Index + 1.94%, 5.899% 4/15/2037 (b)(c)(d)	3,609,900	3,612,148
BX Trust Series 2022-IND Class C, CME Term SOFR 1 month Index + 2.29%, 6.249% 4/15/2037 (b)(c)(d)	814,800	815,561
BX Trust Series 2022-IND Class D, CME Term SOFR 1 month Index + 2.839%, 6.798% 4/15/2037 (b)(c)(d)	681,800	682,649
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 5.401% 2/15/2039 (b)(c)(d)	8,111,028	8,113,562
BX Trust Series 2024-XL4 Class B, CME Term SOFR 1 month Index + 1.7915%, 5.7505% 2/15/2039 (b)(c)(d)	1,018,055	1,019,324
BX Trust Series 2024-XL5 Class B, CME Term SOFR 1 month Index + 1.6912%, 5.6502% 3/15/2041 (b)(c)(d)	2,539,802	2,540,593
BX Trust Series 2024-XL5 Class C, CME Term SOFR 1 month Index + 1.9409%, 5.8998% 3/15/2041 (b)(c)(d)	3,372,133	3,374,234
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.109% 2/15/2035 (b)(c)(d)	7,160,000	7,146,038
CD Mortgage Trust Series 2017-CD6 Class ASB, 3.332% 11/13/2050	732,644	727,433
CD Mortgage Trust Series 2018-CD7 Class ASB, 4.213% 8/15/2051	1,065,647	1,064,100
Cent Trust Series 2025-CITY Class A, 4.92% 7/10/2040 (c)(d)	6,019,000	6,125,106
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (d)	18,735,854	15,994,201
CF Hippolyta Issuer LLC Series 2020-1 Class A2, 1.99% 7/15/2060 (d)	12,030,612	10,065,629
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (d)	12,993,333	10,605,921
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A2, 3.5853% 12/10/2054	791,792	784,682
CFCRE Commercial Mortgage Trust Series 2017-C8 Class A3, 3.3048% 6/15/2050	1,069,888	1,056,608
Citigroup Commercial Mortgage Trust Series 2020-GC46 Class AAB, 2.614% 2/15/2053	512,964	498,768
COMM Mortgage Trust Series 2017-CD4 Class A4, 3.514% 5/10/2050	1,283,000	1,269,247
Computershare Corporate Trust Series 2018-C48 Class A5, 4.302% 1/15/2052	2,498,000	2,503,956
CSAIL Commercial Mortgage Trust Series 2016-C6 Class A5, 3.0898% 1/15/2049	1,320,529	1,315,580
DTP Commercial Mortgage Trust Series 2023-STE2 Class A, 5.8433% 1/15/2041 (c)(d)	2,275,000	2,341,165
ELP Series 2025-ELP Class A, 4.6039% 11/13/2042 (d)	5,013,000	5,035,168
Extended Stay America Trust Series 2025-ESH Class A, CME Term SOFR 1 month Index + 1.3%, 5.259% 10/15/2042 (b)(c)(d)	2,000,000	2,003,121
Extended Stay America Trust Series 2025-ESH Class B, CME Term SOFR 1 month Index + 1.6%, 5.559% 10/15/2042 (b)(c)(d)	2,585,000	2,589,841
Extended Stay America Trust Series 2025-ESH Class C, CME Term SOFR 1 month Index + 1.85%, 5.809% 10/15/2042 (b)(c)(d)	1,265,000	1,268,979
Fannie Mae Guaranteed REMIC Series 2021-M2S Class A2, 1.8674% 10/25/2031 (c)	200,000	178,227
Fannie Mae Guaranteed REMIC Series 2023-M1S Class A2, 4.6482% 4/25/2033 (c)	400,000	406,253
Fannie Mae Guaranteed REMIC Series 2023-M8 Class A2, 4.6252% 3/25/2033 (c)	600,000	609,574
Fannie Mae Guaranteed REMIC Series 2025-M4 Class A2, 4.389% 8/25/2035	2,200,000	2,199,676
Fannie Mae Mortgage pass-thru certificates Series 2018-M13 Class A2, 3.8748% 9/25/2030 (c)	212,718	211,179
Fannie Mae Mortgage pass-thru certificates Series 2025-M2 Class A2, 4.62% 4/25/2030	6,500,000	6,639,741
Freddie Mac Multifamily Structured pass-thru certificates Series 2016-K054 Class A2, 2.745% 1/25/2026	1,169,663	1,165,356
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K066 Class A2, 3.117% 6/25/2027	700,000	692,523
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K068 Class A2, 3.244% 8/25/2027	500,000	495,085
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K069 Class A2, 3.187% 9/25/2027	486,455	481,004
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K070 Class A2, 3.303% 11/25/2027	1,200,000	1,188,591
Freddie Mac Multifamily Structured pass-thru certificates Series 2017-K071 Class A2, 3.286% 11/25/2027	900,000	891,701
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K072 Class A2, 3.444% 12/25/2027	1,700,000	1,687,568
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K073 Class A2, 3.35% 1/25/2028	1,400,000	1,387,930
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K074 Class A2, 3.6% 1/25/2028	3,900,000	3,880,954
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K076 Class A2, 3.9% 4/25/2028	600,000	600,778
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K077 Class A2, 3.85% 5/25/2028	2,000,000	2,002,025
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K081 Class A2, 3.9% 8/25/2028	400,000	400,881
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K083 Class A2, 4.05% 9/25/2028	2,600,000	2,616,270
Freddie Mac Multifamily Structured pass-thru certificates Series 2018-K085 Class A2, 4.06% 10/25/2028	1,500,000	1,510,886
Freddie Mac Multifamily Structured pass-thru certificates Series 2020-K740 Class A2, 1.47% 9/25/2027	1,200,000	1,152,319
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K135 Class A2, 2.154% 10/25/2031	800,000	721,963
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K745 Class A2, 1.657% 8/25/2028	1,400,000	1,325,132
Freddie Mac Multifamily Structured pass-thru certificates Series 2021-K746 Class A2, 2.031% 9/25/2028	1,800,000	1,716,483
Freddie Mac Multifamily Structured pass-thru certificates Series 2022-K141 Class A2, 2.25% 2/25/2032	7,700,000	6,943,413
Freddie Mac Multifamily Structured pass-thru certificates Series 2023-K753 Class A2, 4.4% 10/25/2030	1,500,000	1,526,469
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-K521 Class AS, U.S. 30-Day Avg. SOFR Index + 0.52%, 4.7219% 3/25/2029 (b)(c)	2,493,966	2,489,436
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K543 Class A2, 4.329% 6/25/2030 (c)	1,000,000	1,014,700
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K546 Class A2, 4.361% 5/25/2030 (c)	900,000	914,964
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K547 Class A2, 4.421% 5/25/2030	3,200,000	3,256,077
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K548 Class A2, 4.32% 9/25/2030 (c)	1,000,000	1,014,596
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K551 Class AS, 4.54% 10/25/2030	12,600,000	12,600,000
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K761 Class A2, 4.4% 6/25/2032	1,500,000	1,521,663
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-K762 Class A2, 4.36% 9/25/2032	2,600,000	2,629,121
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.1672% 8/10/2044 (c)(d)	2,119,850	2,097,712
GS Mortgage Securities Trust Series 2015-GC34 Class XA, 0.9615% 10/10/2048 (c)(i)	1,507,078	84
GS Mortgage Securities Trust Series 2018-GS10 Class A5, 4.155% 7/10/2051	400,000	395,342
GS Mortgage Securities Trust Series 2018-GS10 Class AAB, 4.106% 7/10/2051	976,521	973,481
HAVN Trust Series 2025-MOB Class A, CME Term SOFR 1 month Index + 1.7%, 5.659% 10/15/2035 (b)(c)(d)	1,200,000	1,200,375
ILPT Trust Series 2019-SURF Class A, 4.145% 2/11/2041 (d)	4,100,000	4,038,862
Int Commercial Mortgage Trust Series 2025-PLAZA Class A, 4.8788% 11/5/2037 (c)(d)	4,394,000	4,430,047
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6 Class ASB, 3.2829% 7/15/2050	75,496	74,969
JPMDB Commercial Mortgage Securities Trust Series 2018-C8 Class ASB, 4.145% 6/15/2051	970,123	969,455
JPMDB Commercial Mortgage Securities Trust Series 2019-COR6 Class A4, 3.0565% 11/13/2052	1,823,000	1,665,149
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (d)	2,821,000	2,680,007
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class CFX, 4.9498% 7/5/2033 (d)	485,000	329,858
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class DFX, 5.3503% 7/5/2033 (d)(j)	955,000	522,669
JPMorgan Chase Commercial Mortgage Securities Trust Series 2020-NNN Class AFX, 2.8123% 1/16/2037 (d)	31,484,000	28,179,125
JPMorgan Chase Commercial Mortgage Securities Trust Series 2021-2NU Class A, 1.9739% 1/5/2040 (d)	25,800,000	23,714,963
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.2542% 5/15/2039 (b)(c)(d)	12,720,000	12,261,248
Life Financial Services Trust Series 2022-BMR2 Class B, CME Term SOFR 1 month Index + 1.7939%, 5.7529% 5/15/2039 (b)(c)(d)	8,835,000	7,935,308
Life Financial Services Trust Series 2022-BMR2 Class C, CME Term SOFR 1 month Index + 2.0931%, 6.0521% 5/15/2039 (b)(c)(d)	4,950,000	4,433,619
Life Financial Services Trust Series 2022-BMR2 Class D, CME Term SOFR 1 month Index + 2.5419%, 6.5009% 5/15/2039 (b)(c)(d)(j)	4,400,000	3,394,776
LIFE Mortgage Trust Series 2021-BMR Class C, CME Term SOFR 1 month Index + 1.2145%, 5.1735% 3/15/2038 (b)(c)(d)	161,375	160,589
LIFE Mortgage Trust Series 2021-BMR Class D, CME Term SOFR 1 month Index + 1.5145%, 5.4735% 3/15/2038 (b)(c)(d)	1,471,400	1,459,604
LIFE Mortgage Trust Series 2021-BMR Class E, CME Term SOFR 1 month Index + 1.8645%, 5.8235% 3/15/2038 (b)(c)(d)	1,285,200	1,272,472
MHC Commercial Mortgage Trust Series 2021-MHC Class A, CME Term SOFR 1 month Index + 0.9154%, 4.8744% 4/15/2038 (b)(c)(d)	265,418	265,336
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 4.7735% 7/15/2038 (b)(c)(d)	300,000	299,347
MHP Series 2025-MHIL2 Class A, CME Term SOFR 1 month Index + 1.5%, 5.459% 9/15/2040 (b)(c)(d)	2,200,000	2,196,173
Morgan Stanley Capital I Trust Series 2018-H4 Class A4, 4.31% 12/15/2051	4,056,000	4,034,231
Morgan Stanley Capital I Trust Series 2024-NSTB Class A, 3.9% 9/24/2057 (c)(d)	5,959,671	5,871,578
Msbam Series 2025-5C2 Class A3, 5.107% 11/15/2058	1,350,000	1,391,917
NYT Mortgage Trust Series 2019-NYT Class A, CME Term SOFR 1 month Index + 1.497%, 5.456% 12/15/2035 (b)(c)(d)	22,356,000	22,311,630
OPEN Trust Series 2023-AIR Class B, CME Term SOFR 1 month Index + 3.838%, 7.797% 11/15/2040 (b)(c)(d)	2,050,425	2,051,700
SCG Trust Series 2025-FLWR Class A, CME Term SOFR 1 month Index + 1.25%, 5.209% 8/15/2042 (b)(c)(d)	1,200,000	1,200,749
SCMS Series 2025-BNC1 Class A2, 4.5016% 4/15/2028 (d)	3,100,000	3,100,000
SPGN Mortgage Trust Series 2022-TFLM Class B, CME Term SOFR 1 month Index + 2%, 5.959% 2/15/2039 (b)(c)(d)	2,586,000	2,585,523
SPGN Mortgage Trust Series 2022-TFLM Class C, CME Term SOFR 1 month Index + 2.65%, 6.609% 2/15/2039 (b)(c)(d)	1,345,000	1,347,702
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 4.8042% 11/15/2038 (b)(c)(d)	11,846,120	11,835,051
SREIT Trust Series 2021-MFP Class B, CME Term SOFR 1 month Index + 1.1943%, 5.1532% 11/15/2038 (b)(c)(d)	4,988,590	4,983,929
SREIT Trust Series 2021-MFP Class C, CME Term SOFR 1 month Index + 1.4435%, 5.4024% 11/15/2038 (b)(c)(d)	3,098,681	3,095,785
SREIT Trust Series 2021-MFP Class D, CME Term SOFR 1 month Index + 1.6927%, 5.6516% 11/15/2038 (b)(c)(d)	2,035,869	2,033,966
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.2019% 12/15/2039 (b)(c)(d)	10,050,000	10,049,995
TCO Commercial Mortgage Trust Series 2024-DPM Class B, CME Term SOFR 1 month Index + 1.5924%, 5.5514% 12/15/2039 (b)(c)(d)	2,152,000	2,151,998
TCO Commercial Mortgage Trust Series 2024-DPM Class C, CME Term SOFR 1 month Index + 1.9919%, 5.9508% 12/15/2039 (b)(c)(d)	1,586,000	1,587,979
UBS Commercial Mortgage Trust Series 2017-C1 Class A3, 3.196% 6/15/2050	579,818	573,239
UBS Commercial Mortgage Trust Series 2019-C17 Class ASB, 2.8655% 10/15/2052	1,656,961	1,620,012
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (d)	9,860,000	8,483,995
VLS Commercial Mortgage Trust Series 2020-LAB Class B, 2.453% 10/10/2042 (d)	510,000	419,023
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4, 2.931% 7/15/2048	2,300,000	2,276,738
Wells Fargo Commercial Mortgage Trust Series 2016-C35 Class A4FL, CME Term SOFR 1 month Index + 1.1645%, 5.127% 7/15/2048 (b)(c)(d)	2,900,000	2,901,025
Wells Fargo Commercial Mortgage Trust Series 2018-C46 Class ASB, 4.086% 8/15/2051	1,086,341	1,086,161
Wells Fargo Commercial Mortgage Trust Series 2019-C52 Class A5, 2.892% 8/15/2052	2,411,000	2,288,052
Wells Fargo Commercial Mortgage Trust Series 2020-C55 Class ASB, 2.651% 2/15/2053	350,573	341,449
Wells Fargo Commercial Mortgage Trust Series 2021-C60 Class XB, 1.0865% 8/15/2054 (c)(i)	14,800,000	820,808
Wells Fargo Commercial Mortgage Trust Series 2021-C61 Class ASB, 2.525% 11/15/2054	2,900,000	2,756,468
Wells Fargo Commercial Mortgage Trust Series 2021-FCMT Class A, CME Term SOFR 1 month Index + 1.3145%, 5.2735% 5/15/2031 (b)(c)(d)	5,818,000	5,806,597
Wells Fargo Commercial Mortgage Trust Series 2024-5C1 Class A3, 5.928% 7/15/2057	700,000	735,076
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 5.7503% 10/15/2041 (b)(c)(d)	3,900,000	3,900,161
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class B, CME Term SOFR 1 month Index + 2.2906%, 6.2496% 10/15/2041 (b)(c)(d)	2,000,000	2,003,918
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A11, CME Term SOFR 1 month Index + 1.9907%, 6.0229% 8/15/2041 (b)(c)(d)	434,769	433,000
Wells Fargo Commercial Mortgage Trust Series 2024-MGP Class A12, CME Term SOFR 1 month Index + 1.6912%, 5.7233% 8/15/2041 (b)(c)(d)	657,152	657,175
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (c)(d)	4,300,000	4,322,662
TOTAL UNITED STATES		620,004,335
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $639,573,686)		620,004,335

Fixed-Income Funds - 1.4%
	Shares	Value ($)
Fidelity Specialized High Income Central Fund (k) (Cost $170,661,095)	1,828,093	164,272,457

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
Illinois - 0.0%
General Obligations - 0.0%
Chicago IL Brd Ed Series 2009G, 1.75% 12/15/2025 (Cost $3,958,505)	3,960,000	3,954,120
TOTAL MUNICIPAL SECURITIES (Cost $3,958,505)		3,954,120

Non-Convertible Corporate Bonds - 22.8%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Commonwealth Bank of Australia 3.61% 9/12/2034 (c)(d)	2,250,000	2,174,991
Westpac Banking Corp 4.11% 7/24/2034 (c)	3,103,000	3,057,750

TOTAL AUSTRALIA		5,232,741
CANADA - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc 4.7% 10/7/2030 (d)	889,000	886,736
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cenovus Energy Inc 4.65% 3/20/2031	2,256,000	2,262,824
Cenovus Energy Inc 5.4% 3/20/2036	1,737,000	1,753,968
		4,016,792
TOTAL CANADA		4,903,528
CHINA - 0.1%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd 2.125% 2/9/2031	3,090,000	2,811,622
Alibaba Group Holding Ltd 2.7% 2/9/2041	16,100,000	12,002,289

TOTAL CHINA		14,813,911
FRANCE - 0.3%
Financials - 0.3%
Banks - 0.3%
BNP Paribas SA 5.786% 1/13/2033 (c)(d)	10,422,000	10,993,421
BPCE SA 4.875% 4/1/2026 (d)	4,662,000	4,667,940
Societe Generale SA 1.488% 12/14/2026 (c)(d)	13,930,000	13,911,382
Societe Generale SA 5.5% 4/13/2029 (c)(d)	7,117,000	7,289,018

TOTAL FRANCE		36,861,761
GERMANY - 0.7%
Financials - 0.2%
Capital Markets - 0.2%
Deutsche Bank AG/New York NY 3.729% 1/14/2032 (c)	8,509,000	8,074,784
Deutsche Bank AG/New York NY 4.1% 1/13/2026	5,262,000	5,257,341
Deutsche Bank AG/New York NY 4.999% 9/11/2030 (c)	11,000,000	11,188,271
		24,520,396
Health Care - 0.5%
Pharmaceuticals - 0.5%
Bayer US Finance II LLC 4.375% 12/15/2028 (d)	58,400,000	58,359,974
TOTAL GERMANY		82,880,370
IRELAND - 0.6%
Financials - 0.4%
Consumer Finance - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	10,220,000	10,178,960
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	5,268,000	5,188,712
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	5,518,000	5,341,897
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	5,903,000	5,468,157
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.375% 11/15/2030	10,000,000	9,986,365
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 4/3/2026	2,472,000	2,472,949
		38,637,040
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 3.25% 2/15/2027 (d)	7,484,000	7,389,908
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (d)	4,949,000	4,945,477
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (d)	781,000	795,018
Avolon Holdings Funding Ltd 5.375% 5/30/2030 (d)	4,217,000	4,335,476
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (d)	9,091,000	9,479,552
		26,945,431
TOTAL IRELAND		65,582,471
ITALY - 0.3%
Financials - 0.3%
Banks - 0.3%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (d)	37,209,000	37,253,639
JAPAN - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 4.567% 7/16/2027 (d)	1,409,000	1,419,624
NTT Finance Corp 4.62% 7/16/2028 (d)	1,425,000	1,444,881
NTT Finance Corp 4.876% 7/16/2030 (d)	3,751,000	3,832,085

TOTAL JAPAN		6,696,590
MEXICO - 0.7%
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Petroleos Mexicanos 5.95% 1/28/2031	3,510,000	3,383,850
Petroleos Mexicanos 6.7% 2/16/2032	5,079,000	5,032,527
Petroleos Mexicanos 6.75% 9/21/2047	14,189,000	11,550,272
Petroleos Mexicanos 6.95% 1/28/2060	4,247,000	3,430,769
Petroleos Mexicanos 7.69% 1/23/2050	70,161,000	62,562,564

TOTAL MEXICO		85,959,982
NETHERLANDS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 4.85% 8/19/2032	3,151,000	3,179,028
NXP BV / NXP Funding LLC / NXP USA Inc 5.25% 8/19/2035	9,086,000	9,240,167

TOTAL NETHERLANDS		12,419,195
QATAR - 0.0%
Utilities - 0.0%
Gas Utilities - 0.0%
Nakilat Inc 6.067% 12/31/2033 (d)	564,634	598,511
SWITZERLAND - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG 1.494% 8/10/2027 (c)(d)	7,599,000	7,457,201
UBS Group AG 4.194% 4/1/2031 (c)(d)	30,399,000	30,184,912
		37,642,113
Insurance - 0.0%
Swiss Re Finance Luxembourg SA 5% 4/2/2049 (c)(d)	600,000	604,949
TOTAL SWITZERLAND		38,247,062
UNITED KINGDOM - 0.6%
Financials - 0.6%
Banks - 0.6%
Barclays PLC 4.375% 1/12/2026	2,821,000	2,821,091
Barclays PLC 4.836% 5/9/2028	3,683,000	3,706,312
Barclays PLC 5.088% 6/20/2030 (c)	11,424,000	11,629,330
Barclays PLC 5.2% 5/12/2026	26,475,000	26,578,108
NatWest Group PLC 3.073% 5/22/2028 (c)	5,536,000	5,456,737
NatWest Group PLC 4.8% 4/5/2026	12,145,000	12,171,610
		62,363,188
Industrials - 0.0%
Aerospace & Defense - 0.0%
BAE Systems PLC 3.4% 4/15/2030 (d)	2,547,000	2,466,494
TOTAL UNITED KINGDOM		64,829,682
UNITED STATES - 19.0%
Communication Services - 1.6%
Diversified Telecommunication Services - 0.3%
AT&T Inc 2.55% 12/1/2033	1,806,000	1,549,532
AT&T Inc 4.3% 2/15/2030	34,036,000	34,226,178
Verizon Communications Inc 4.5% 8/10/2033	3,429,000	3,399,988
		39,175,698
Media - 1.0%
Charter Communications Operating LLC / Charter Communications Operating Capital 2.3% 2/1/2032	1,306,000	1,122,358
Charter Communications Operating LLC / Charter Communications Operating Capital 2.8% 4/1/2031	25,400,000	22,820,432
Charter Communications Operating LLC / Charter Communications Operating Capital 4.8% 3/1/2050	16,000,000	12,294,879
Charter Communications Operating LLC / Charter Communications Operating Capital 5.05% 3/30/2029	2,600,000	2,625,446
Charter Communications Operating LLC / Charter Communications Operating Capital 5.25% 4/1/2053	7,000,000	5,673,246
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/2047	22,326,000	18,727,279
Charter Communications Operating LLC / Charter Communications Operating Capital 5.75% 4/1/2048	11,014,000	9,651,666
Charter Communications Operating LLC / Charter Communications Operating Capital 6.1% 6/1/2029	5,130,000	5,349,192
Charter Communications Operating LLC / Charter Communications Operating Capital 6.55% 6/1/2034	3,540,000	3,733,414
Charter Communications Operating LLC / Charter Communications Operating Capital 6.834% 10/23/2055	7,000,000	6,877,814
Comcast Corp 3.75% 4/1/2040	622,000	519,910
Time Warner Cable LLC 4.5% 9/15/2042	2,456,000	1,915,826
Time Warner Cable LLC 5.5% 9/1/2041	966,000	856,187
Time Warner Cable LLC 5.875% 11/15/2040	7,077,000	6,574,242
Time Warner Cable LLC 6.55% 5/1/2037	3,601,000	3,681,198
Time Warner Cable LLC 6.75% 6/15/2039	4,321,000	4,399,918
Time Warner Cable LLC 7.3% 7/1/2038	2,390,000	2,544,264
		109,367,271
Wireless Telecommunication Services - 0.3%
T-Mobile USA Inc 3.75% 4/15/2027	6,800,000	6,768,993
T-Mobile USA Inc 3.875% 4/15/2030	20,000,000	19,700,747
T-Mobile USA Inc 4.2% 10/1/2029	11,200,000	11,238,074
		37,707,814
TOTAL COMMUNICATION SERVICES		186,250,783

Consumer Discretionary - 1.1%
Automobiles - 0.1%
General Motors Financial Co Inc 5.85% 4/6/2030	3,042,000	3,203,470
Stellantis Finance US Inc 5.35% 3/17/2028 (d)	12,000,000	12,187,951
		15,391,421
Household Durables - 0.1%
Lennar Corp 5% 6/15/2027	8,419,000	8,486,090
Toll Brothers Finance Corp 4.35% 2/15/2028	2,908,000	2,919,014
		11,405,104
Leisure Products - 0.2%
Brunswick Corp/DE 5.85% 3/18/2029	15,000,000	15,481,409
Mattel Inc 5% 11/17/2030	9,519,000	9,604,472
		25,085,881
Specialty Retail - 0.5%
AutoNation Inc 4.45% 1/15/2029	22,900,000	22,962,504
AutoNation Inc 4.75% 6/1/2030	909,000	918,195
AutoZone Inc 4% 4/15/2030	21,631,000	21,458,757
AutoZone Inc 5.165% 6/15/2030	5,200,000	5,382,454
Lowe's Cos Inc 3.75% 4/1/2032	2,515,000	2,416,946
		53,138,856
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry Inc 3.05% 3/15/2032	20,094,000	18,276,237
TOTAL CONSUMER DISCRETIONARY		123,297,499

Consumer Staples - 0.2%
Consumer Staples Distribution & Retail - 0.2%
Kroger Co/The 5% 9/15/2034	5,350,000	5,435,745
Kroger Co/The 5.5% 9/15/2054	5,350,000	5,216,334
Mars Inc 4.8% 3/1/2030 (d)	7,465,000	7,647,006
Mars Inc 5% 3/1/2032 (d)	5,604,000	5,791,548
Mars Inc 5.2% 3/1/2035 (d)	4,658,000	4,819,246
		28,909,879
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Columbia Pipelines Holding Co LLC 4.999% 11/17/2032 (d)	17,092,000	17,129,029
Columbia Pipelines Operating Co LLC 5.439% 2/15/2035 (d)	10,000,000	10,279,398
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (d)	1,258,000	1,335,562
Columbia Pipelines Operating Co LLC 6.036% 11/15/2033 (d)	3,393,000	3,643,588
Columbia Pipelines Operating Co LLC 6.497% 8/15/2043 (d)	1,014,000	1,087,486
Columbia Pipelines Operating Co LLC 6.544% 11/15/2053 (d)	1,826,000	1,970,177
Columbia Pipelines Operating Co LLC 6.714% 8/15/2063 (d)	1,093,000	1,205,529
DCP Midstream Operating LP 5.6% 4/1/2044	1,707,000	1,656,669
Energy Transfer LP 3.75% 5/15/2030	2,274,000	2,218,458
Energy Transfer LP 4.95% 6/15/2028	2,591,000	2,635,985
Energy Transfer LP 5% 5/15/2050	3,831,000	3,257,615
Energy Transfer LP 5.25% 4/15/2029	1,549,000	1,594,084
Energy Transfer LP 5.8% 6/15/2038	1,445,000	1,485,624
Hess Corp 7.125% 3/15/2033	839,000	980,409
Hess Corp 7.3% 8/15/2031	1,023,000	1,183,961
Hess Corp 7.875% 10/1/2029	2,921,000	3,321,409
Kinder Morgan Inc 3.6% 2/15/2051	18,000,000	12,822,512
MPLX LP 4.8% 2/15/2029	816,000	829,092
MPLX LP 4.95% 9/1/2032	7,989,000	8,053,028
MPLX LP 5.5% 2/15/2049	2,450,000	2,273,770
Occidental Petroleum Corp 5.2% 8/1/2029	7,598,000	7,787,281
Occidental Petroleum Corp 5.375% 1/1/2032	9,652,000	9,881,641
Occidental Petroleum Corp 6.45% 9/15/2036	2,750,000	2,936,381
Occidental Petroleum Corp 6.6% 3/15/2046	3,032,000	3,156,200
Occidental Petroleum Corp 7.5% 5/1/2031	3,937,000	4,440,511
ONEOK Inc 4.25% 9/24/2027	2,743,000	2,749,452
ONEOK Inc 4.4% 10/15/2029	2,869,000	2,877,935
ONEOK Inc 4.75% 10/15/2031	5,580,000	5,605,880
Ovintiv Inc 5.15% 11/15/2041	2,000,000	1,754,348
Ovintiv Inc 8.125% 9/15/2030	3,357,000	3,846,771
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	1,242,000	1,206,024
Plains All American Pipeline LP / PAA Finance Corp 4.7% 1/15/2031	6,659,000	6,703,067
Sabine Pass Liquefaction LLC 4.5% 5/15/2030	9,286,000	9,341,039
Targa Resources Corp 4.35% 1/15/2029	2,868,000	2,877,649
Targa Resources Corp 4.9% 9/15/2030	3,732,000	3,806,441
Targa Resources Corp 5.65% 2/15/2036	8,988,000	9,287,892
Western Gas Partners LP 4.65% 7/1/2026	1,129,000	1,130,220
Western Gas Partners LP 4.75% 8/15/2028	781,000	788,250
Western Gas Partners LP 5.25% 2/1/2050 (f)	7,720,000	6,716,353
Williams Cos Inc/The 3.5% 11/15/2030	9,960,000	9,554,151
Williams Cos Inc/The 4.65% 8/15/2032	8,326,000	8,377,475
Williams Cos Inc/The 5.3% 8/15/2052	1,888,000	1,776,982
		185,565,328
Financials - 7.6%
Banks - 4.4%
Bank of America Corp 1.922% 10/24/2031 (c)	20,000,000	17,939,009
Bank of America Corp 2.299% 7/21/2032 (c)	25,000,000	22,425,974
Bank of America Corp 2.884% 10/22/2030 (c)	50,000,000	47,722,552
Bank of America Corp 4.183% 11/25/2027	4,363,000	4,368,642
Bank of America Corp 4.25% 10/22/2026	23,937,000	23,988,042
Bank of America Corp 5.015% 7/22/2033 (c)	13,700,000	14,095,802
Citigroup Inc 2.976% 11/5/2030 (c)	50,000,000	47,709,410
Citigroup Inc 4.075% 4/23/2029 (c)	16,389,000	16,379,717
Citigroup Inc 4.125% 7/25/2028	4,363,000	4,364,008
Citigroup Inc 4.3% 11/20/2026	1,115,000	1,116,942
Citigroup Inc 4.412% 3/31/2031 (c)	21,454,000	21,523,271
Citigroup Inc 4.45% 9/29/2027	30,258,000	30,406,407
Citigroup Inc 4.6% 3/9/2026	5,613,000	5,619,166
Citigroup Inc 5.3% 5/6/2044	6,000,000	5,855,039
Citizens Financial Group Inc 2.638% 9/30/2032	4,614,000	3,978,536
JPMorgan Chase & Co 2.956% 5/13/2031 (c)	5,034,000	4,752,736
JPMorgan Chase & Co 4.493% 3/24/2031 (c)	17,000,000	17,225,094
JPMorgan Chase & Co 5.103% 4/22/2031 (c)	7,842,000	8,132,850
JPMorgan Chase & Co 5.572% 4/22/2036 (c)	9,315,000	9,895,062
JPMorgan Chase & Co 5.717% 9/14/2033 (c)	65,747,000	70,188,077
Morgan Stanley Private Bank NA 4.204% 11/17/2028 (c)	11,460,000	11,479,414
Morgan Stanley Private Bank NA 4.465% 11/19/2031 (c)	11,455,000	11,517,651
Wells Fargo & Co 3.196% 6/17/2027 (c)	40,441,000	40,240,975
Wells Fargo & Co 3.526% 3/24/2028 (c)	11,202,000	11,120,722
Wells Fargo & Co 4.3% 7/22/2027	16,184,000	16,252,667
Wells Fargo & Co 4.478% 4/4/2031 (c)	15,500,000	15,668,921
Wells Fargo & Co 5.15% 4/23/2031 (c)	10,615,000	10,993,365
Wells Fargo & Co 5.605% 4/23/2036 (c)	9,375,000	9,943,190
		504,903,241
Capital Markets - 1.6%
Ares Capital Corp 3.875% 1/15/2026	16,340,000	16,322,968
Athene Global Funding 5.339% 1/15/2027 (d)	12,500,000	12,661,755
Athene Global Funding 5.583% 1/9/2029 (d)	6,252,000	6,429,174
Goldman Sachs Group Inc/The 2.383% 7/21/2032 (c)	12,267,000	11,030,704
Goldman Sachs Group Inc/The 6.75% 10/1/2037	24,081,000	27,123,995
LPL Holdings Inc 4.9% 4/3/2028	11,237,000	11,397,110
Moody's Corp 5% 8/5/2034	10,680,000	10,962,663
Morgan Stanley 3.622% 4/1/2031 (c)	35,865,000	34,969,945
Morgan Stanley 5.192% 4/17/2031 (c)	32,108,000	33,231,782
Morgan Stanley 5.664% 4/17/2036 (c)	5,638,000	5,985,230
MSCI Inc 5.15% 3/15/2036	2,290,000	2,287,208
MSCI Inc 5.25% 9/1/2035	6,294,000	6,364,370
		178,766,904
Consumer Finance - 0.7%
Ally Financial Inc 7.1% 11/15/2027	9,050,000	9,477,425
Ally Financial Inc 8% 11/1/2031	1,584,000	1,802,563
American Express Co 5.085% 1/30/2031 (c)	7,096,000	7,338,245
Capital One Financial Corp 3.65% 5/11/2027	15,715,000	15,628,391
Capital One Financial Corp 3.8% 1/31/2028	5,044,000	5,017,080
Capital One Financial Corp 4.1% 2/9/2027	8,206,000	8,199,788
Capital One Financial Corp 4.5% 1/30/2026	3,562,000	3,562,000
Capital One Financial Corp 5.247% 7/26/2030 (c)	10,430,000	10,748,493
Capital One Financial Corp 7.624% 10/30/2031 (c)	7,729,000	8,745,806
Ford Motor Credit Co LLC 5.73% 9/5/2030	10,000,000	10,177,112
Synchrony Financial 3.95% 12/1/2027	4,214,000	4,179,208
		84,876,111
Financial Services - 0.3%
Corebridge Financial Inc 3.9% 4/5/2032	8,299,000	7,888,918
Corebridge Financial Inc 4.35% 4/5/2042	931,000	801,771
Corebridge Financial Inc 6.05% 9/15/2033	2,754,000	2,931,836
Equitable Holdings Inc 4.572% 2/15/2029 (d)	1,160,000	1,166,665
Jackson Financial Inc 3.125% 11/23/2031	955,000	870,447
Jackson Financial Inc 5.17% 6/8/2027	3,740,000	3,781,878
Jackson Financial Inc 5.67% 6/8/2032	4,017,000	4,164,700
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 5/15/2032	14,250,000	12,887,620
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3.625% 1/15/2032	1,330,000	1,246,228
Pine Street Trust II 5.568% 2/15/2049 (d)	4,529,000	4,307,074
		40,047,137
Insurance - 0.6%
Assurant Inc 5.55% 2/15/2036	10,546,000	10,730,530
Five Corners Funding Trust II 2.85% 5/15/2030 (d)	13,114,000	12,362,541
Liberty Mutual Group Inc 3.95% 5/15/2060 (d)	10,260,000	7,289,096
Lincoln National Corp 3.4% 1/15/2031	9,415,000	8,928,462
Pacific LifeCorp 5.125% 1/30/2043 (d)	1,657,000	1,585,090
Prudential Financial Inc 3.935% 12/7/2049	2,764,000	2,184,503
Prudential Financial Inc 6% 9/1/2052 (c)	14,201,000	14,717,178
Unum Group 4% 6/15/2029	3,614,000	3,575,879
Unum Group 4.046% 8/15/2041 (d)	354,000	291,019
Unum Group 5.75% 8/15/2042	971,000	973,713
Western-Southern Global Funding 4.9% 5/1/2030 (d)	3,097,000	3,186,159
		65,824,170
TOTAL FINANCIALS		874,417,563

Health Care - 0.9%
Health Care Equipment & Supplies - 0.0%
VSP Optical Group Inc 5.45% 12/1/2035 (d)	3,590,000	3,644,715
Health Care Providers & Services - 0.9%
Centene Corp 2.45% 7/15/2028	12,745,000	11,881,539
Centene Corp 2.5% 3/1/2031	1,304,000	1,124,233
Centene Corp 2.625% 8/1/2031	5,945,000	5,094,041
Centene Corp 3% 10/15/2030	6,068,000	5,413,900
Centene Corp 3.375% 2/15/2030	6,197,000	5,690,593
Centene Corp 4.25% 12/15/2027	5,450,000	5,383,051
Centene Corp 4.625% 12/15/2029	8,470,000	8,188,079
CVS Health Corp 5% 9/15/2032	3,082,000	3,158,250
CVS Health Corp 5.45% 9/15/2035	10,000,000	10,322,088
HCA Inc 3.5% 9/1/2030	3,895,000	3,749,191
HCA Inc 3.625% 3/15/2032	1,074,000	1,018,755
HCA Inc 5.625% 9/1/2028	4,885,000	5,044,821
HCA Inc 5.875% 2/1/2029	3,803,000	3,962,241
Humana Inc 5.375% 4/15/2031	5,665,000	5,861,049
Sabra Health Care LP 3.2% 12/1/2031	12,177,000	11,139,262
Toledo Hospital/The Series 2018 B, 5.325% 11/15/2028	1,513,000	1,539,541
Universal Health Services Inc 2.65% 10/15/2030	10,442,000	9,524,062
		98,094,696
Pharmaceuticals - 0.0%
Elanco Animal Health Inc 6.65% 8/28/2028 (c)	905,000	948,559
Utah Acquisition Sub Inc 3.95% 6/15/2026	786,000	783,256
		1,731,815
TOTAL HEALTH CARE		103,471,226

Industrials - 0.7%
Aerospace & Defense - 0.4%
Boeing Co 5.15% 5/1/2030	14,840,000	15,295,299
Boeing Co 5.805% 5/1/2050	4,840,000	4,819,927
Boeing Co 5.93% 5/1/2060	4,840,000	4,805,012
Boeing Co 6.259% 5/1/2027	958,000	984,177
Boeing Co 6.298% 5/1/2029	2,737,000	2,910,940
Boeing Co 6.388% 5/1/2031	2,073,000	2,255,456
Boeing Co 6.528% 5/1/2034	2,219,000	2,467,480
Boeing Co 6.858% 5/1/2054	3,340,000	3,805,160
Boeing Co 7.008% 5/1/2064	3,152,000	3,609,392
		40,952,843
Building Products - 0.0%
Carrier Global Corp 5.9% 3/15/2034	764,000	825,334
Carrier Global Corp 6.2% 3/15/2054	473,000	519,847
		1,345,181
Ground Transportation - 0.1%
Uber Technologies Inc 4.15% 1/15/2031	5,103,000	5,080,644
Uber Technologies Inc 4.8% 9/15/2035	4,026,000	4,024,173
		9,104,817
Professional Services - 0.1%
Paychex Inc 5.1% 4/15/2030	955,000	981,431
Paychex Inc 5.35% 4/15/2032	1,328,000	1,381,090
Paychex Inc 5.6% 4/15/2035	1,042,000	1,094,619
Verisk Analytics Inc 4.5% 8/15/2030	2,546,000	2,566,622
Verisk Analytics Inc 5.125% 2/15/2036	5,725,000	5,807,011
		11,830,773
Trading Companies & Distributors - 0.1%
Air Lease Corp 3.75% 6/1/2026	15,000,000	14,959,150
TOTAL INDUSTRIALS		78,192,764

Information Technology - 1.1%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC / EMC Corp 4.15% 2/15/2029	5,170,000	5,162,988
Dell International LLC / EMC Corp 4.5% 2/15/2031	10,234,000	10,234,921
Dell International LLC / EMC Corp 4.75% 10/6/2032	6,820,000	6,838,219
Dell International LLC / EMC Corp 5.1% 2/15/2036	10,810,000	10,795,454
Dell International LLC / EMC Corp 6.2% 7/15/2030	2,284,000	2,446,617
		35,478,199
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Inc 1.95% 2/15/2028	2,435,000	2,334,900
Broadcom Inc 2.45% 2/15/2031	20,716,000	19,042,940
Broadcom Inc 2.6% 2/15/2033	20,716,000	18,416,512
Broadcom Inc 3.187% 11/15/2036 (d)	5,647,000	4,876,716
Broadcom Inc 3.419% 4/15/2033	1,869,000	1,751,451
Broadcom Inc 3.5% 2/15/2041	14,859,000	12,348,273
		58,770,792
Software - 0.3%
Oracle Corp 4.45% 9/26/2030	3,893,000	3,836,055
Oracle Corp 4.8% 9/26/2032	6,493,000	6,383,296
Oracle Corp 5.2% 9/26/2035	5,911,000	5,792,131
Oracle Corp 5.875% 9/26/2045	3,645,000	3,436,929
Oracle Corp 5.95% 9/26/2055	4,570,000	4,282,255
Oracle Corp 6.1% 9/26/2065	4,703,000	4,379,762
Roper Technologies Inc 4.45% 9/15/2030	4,738,000	4,764,452
		32,874,880
TOTAL INFORMATION TECHNOLOGY		127,123,871

Materials - 0.2%
Chemicals - 0.1%
Celanese US Holdings LLC 6.85% 11/15/2028 (c)	4,423,000	4,572,090
Celanese US Holdings LLC 7.05% 11/15/2030 (c)	4,484,000	4,648,065
Celanese US Holdings LLC 7.2% 11/15/2033 (c)	2,619,000	2,735,158
		11,955,313
Construction Materials - 0.1%
Amrize Finance US LLC 4.6% 4/7/2027 (d)	9,582,000	9,638,226
Amrize Finance US LLC 4.7% 4/7/2028 (d)	6,887,000	6,972,173
		16,610,399
TOTAL MATERIALS		28,565,712

Real Estate - 3.1%
Diversified REITs - 0.4%
Piedmont Operating Partnership LP 2.75% 4/1/2032	1,917,000	1,644,502
Piedmont Operating Partnership LP 9.25% 7/20/2028	5,344,000	5,918,703
Store Capital LLC 2.75% 11/18/2030	2,849,000	2,600,170
Store Capital LLC 4.625% 3/15/2029	1,396,000	1,391,431
VICI Properties LP 4.75% 2/15/2028	7,611,000	7,688,473
VICI Properties LP 4.75% 4/1/2028	1,765,000	1,784,370
VICI Properties LP 4.95% 2/15/2030	9,911,000	10,029,269
VICI Properties LP 5.125% 5/15/2032	998,000	1,006,597
VICI Properties LP 5.75% 4/1/2034	1,136,000	1,178,942
Vornado Realty LP 2.15% 6/1/2026	2,457,000	2,424,113
Vornado Realty LP 3.4% 6/1/2031	8,887,000	8,038,872
WP Carey Inc 3.85% 7/15/2029	1,045,000	1,031,775
		44,737,217
Health Care REITs - 0.7%
Alexandria Real Estate Equities Inc 2% 5/18/2032	6,718,000	5,696,021
Alexandria Real Estate Equities Inc 4.9% 12/15/2030	4,519,000	4,590,408
Healthcare Realty Holdings LP 3.1% 2/15/2030	1,129,000	1,069,791
Healthcare Realty Holdings LP 3.5% 8/1/2026	1,176,000	1,168,690
Healthpeak OP LLC 5.375% 2/15/2035	10,500,000	10,799,317
Omega Healthcare Investors Inc 3.25% 4/15/2033	7,993,000	7,126,647
Omega Healthcare Investors Inc 3.375% 2/1/2031	3,771,000	3,520,580
Omega Healthcare Investors Inc 3.625% 10/1/2029	5,204,000	5,020,903
Omega Healthcare Investors Inc 4.5% 4/1/2027	452,000	453,538
Omega Healthcare Investors Inc 4.75% 1/15/2028	7,132,000	7,193,306
Ventas Realty LP 2.5% 9/1/2031	16,206,000	14,603,521
Ventas Realty LP 3% 1/15/2030	6,770,000	6,447,312
Ventas Realty LP 4% 3/1/2028	1,358,000	1,354,643
Ventas Realty LP 4.125% 1/15/2026	630,000	629,602
Ventas Realty LP 4.75% 11/15/2030	10,898,000	11,076,503
		80,750,782
Industrial REITs - 0.0%
LXP Industrial Trust 2.7% 9/15/2030	2,571,000	2,362,342
Office REITs - 0.2%
Boston Properties LP 3.25% 1/30/2031	4,526,000	4,241,922
Boston Properties LP 4.5% 12/1/2028	2,824,000	2,837,756
COPT Defense Properties LP 2% 1/15/2029	747,000	696,256
COPT Defense Properties LP 2.25% 3/15/2026	2,339,000	2,324,172
COPT Defense Properties LP 2.75% 4/15/2031	2,202,000	2,003,654
COPT Defense Properties LP 4.5% 10/15/2030	1,037,000	1,032,792
Hudson Pacific Properties LP 4.65% 4/1/2029	6,288,000	5,788,104
		18,924,656
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP 3.95% 11/15/2027	2,767,000	2,733,073
Brandywine Operating Partnership LP 4.55% 10/1/2029	1,135,000	1,091,031
Brandywine Operating Partnership LP 8.3% 3/15/2028	8,285,000	8,736,243
CBRE Services Inc 2.5% 4/1/2031	7,642,000	6,958,614
Essex Portfolio LP 5.5% 4/1/2034	5,000,000	5,216,659
Extra Space Storage LP 4.95% 1/15/2033	14,403,000	14,576,874
Tanger Properties LP 2.75% 9/1/2031	5,725,000	5,187,741
Tanger Properties LP 3.125% 9/1/2026	1,660,000	1,645,565
Tanger Properties LP 3.875% 7/15/2027	6,943,000	6,900,380
		53,046,180
Residential REITs - 0.3%
American Homes 4 Rent LP 2.375% 7/15/2031	977,000	873,593
American Homes 4 Rent LP 3.375% 7/15/2051	1,510,000	1,036,853
American Homes 4 Rent LP 3.625% 4/15/2032	3,763,000	3,554,787
American Homes 4 Rent LP 4.3% 4/15/2052	2,608,000	2,097,320
Invitation Homes Operating Partnership LP 4.15% 4/15/2032	5,643,000	5,480,268
Invitation Homes Operating Partnership LP 4.95% 1/15/2033	13,324,000	13,485,491
Sun Communities Operating LP 2.3% 11/1/2028	2,169,000	2,061,880
Sun Communities Operating LP 2.7% 7/15/2031	5,600,000	5,106,936
UDR Inc 5.125% 9/1/2034	4,135,000	4,221,994
		37,919,122
Retail REITs - 0.9%
Agree LP 5.6% 6/15/2035	6,830,000	7,195,873
Brixmor Operating Partnership LP 4.05% 7/1/2030	6,803,000	6,714,118
Brixmor Operating Partnership LP 4.125% 5/15/2029	12,222,000	12,162,053
Brixmor Operating Partnership LP 4.125% 6/15/2026	3,253,000	3,250,757
Brixmor Operating Partnership LP 5.2% 4/1/2032	9,873,000	10,132,360
Brixmor Operating Partnership LP 5.75% 2/15/2035	4,930,000	5,194,886
Kimco Realty OP LLC 2.25% 12/1/2031	9,524,000	8,463,037
Kite Realty Group Trust 4.75% 9/15/2030	13,258,000	13,389,960
NNN REIT Inc 5.5% 6/15/2034	17,080,000	17,821,009
Phillips Edison Grocery Center Operating Partnership I LP 4.95% 1/15/2035	4,796,000	4,763,186
Phillips Edison Grocery Center Operating Partnership I LP 5.75% 7/15/2034	1,570,000	1,651,630
Realty Income Corp 2.2% 6/15/2028	1,146,000	1,098,346
Realty Income Corp 2.85% 12/15/2032	1,410,000	1,269,100
Realty Income Corp 3.25% 1/15/2031	1,277,000	1,214,728
Realty Income Corp 3.4% 1/15/2028	1,957,000	1,936,271
Regency Centers LP 5% 7/15/2032	6,977,000	7,176,957
Regency Centers LP 5.1% 1/15/2035	4,774,000	4,869,593
Simon Property Group LP 2.45% 9/13/2029	1,897,000	1,792,881
		110,096,745
Specialized REITs - 0.1%
American Tower Corp 5% 1/31/2030	10,400,000	10,651,764
TOTAL REAL ESTATE		358,488,808

Utilities - 0.9%
Electric Utilities - 0.5%
Cleco Corporate Holdings LLC 3.375% 9/15/2029	2,932,000	2,764,790
DPL LLC/Ohio 4.35% 4/15/2029	2,835,000	2,782,693
Duquesne Light Holdings Inc 2.532% 10/1/2030 (d)	1,869,000	1,697,072
Duquesne Light Holdings Inc 2.775% 1/7/2032 (d)	5,941,000	5,306,298
FirstEnergy Transmission LLC 4.75% 1/15/2033 (d)	19,602,000	19,698,727
Southern Co/The 4.85% 3/15/2035	27,400,000	27,290,959
		59,540,539
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp/The 2.45% 1/15/2031	5,591,000	5,072,285
AES Corp/The 3.95% 7/15/2030 (d)	8,852,000	8,633,217
		13,705,502
Multi-Utilities - 0.3%
NiSource Inc 2.95% 9/1/2029	19,262,000	18,473,940
NiSource Inc 5.95% 6/15/2041	1,097,000	1,150,230
Puget Energy Inc 4.1% 6/15/2030	3,951,000	3,869,308
Puget Energy Inc 4.224% 3/15/2032	7,271,000	6,981,055
Sempra 6% 10/15/2039	1,733,000	1,828,393
		32,302,926
TOTAL UTILITIES		105,548,967

TOTAL UNITED STATES		2,199,832,400
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $2,727,092,838)		2,656,111,843

Preferred Securities - 0.1%
	Principal Amount (a)	Value ($)
CANADA - 0.1%
Financials - 0.1%
Banks - 0.1%
Bank of Nova Scotia/The CME Term SOFR 3 month Index + 2.9096%, 6.8211% (b)(c)(l) (Cost $7,860,494)	8,146,000	8,177,613

U.S. Government Agency - Mortgage Securities - 17.9%
	Principal Amount (a)	Value ($)
UNITED STATES - 17.9%
Fannie Mae 2% 11/1/2051	3,123,190	2,563,827
Fannie Mae 2% 2/1/2052	1,024,328	852,075
Fannie Mae 2% 3/1/2052	3,788,770	3,107,835
Fannie Mae 2.5% 1/1/2052	2,103,373	1,809,859
Fannie Mae 2.5% 4/1/2052	2,459,811	2,135,007
Fannie Mae 2.5% 6/1/2052	3,324,192	2,885,251
Fannie Mae 3% 12/1/2051	3,063,133	2,752,825
Fannie Mae 3% 6/1/2052	2,029,233	1,834,443
Fannie Mae 3.5% 12/1/2036	104,020	102,131
Fannie Mae 3.5% 5/1/2036	80,395	79,002
Fannie Mae 5.5% 2/1/2055	5,229,446	5,351,867
Fannie Mae 6.5% 7/1/2054	461,993	486,154
Fannie Mae 7% 6/1/2054	35,792	38,089
Fannie Mae 7% 7/1/2054	32,623	34,831
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.365%, 6.095% 10/1/2035 (b)(c)	17,614	18,005
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.445%, 6.32% 4/1/2037 (b)(c)	4,051	4,166
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.462%, 6.71% 1/1/2035 (b)(c)	6,914	7,094
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.48%, 6.105% 7/1/2034 (b)(c)	1,190	1,217
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.553%, 6.178% 6/1/2036 (b)(c)	4,702	4,832
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.44% 3/1/2037 (b)(c)	33,808	34,890
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.566%, 6.404% 2/1/2044 (b)(c)	7,790	8,036
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.577%, 6.519% 2/1/2044 (b)(c)	2,184	2,253
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 6.42% 1/1/2044 (b)(c)	6,555	6,757
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.58%, 6.455% 4/1/2044 (b)(c)	4,940	5,098
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.618%, 6.559% 4/1/2044 (b)(c)	9,471	9,790
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.315% 9/1/2036 (b)(c)	977	1,006
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.63%, 6.387% 5/1/2035 (b)(c)	7,025	7,218
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.667%, 6.437% 11/1/2036 (b)(c)	8,062	8,299
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.673%, 6.473% 3/1/2033 (b)(c)	14,875	15,267
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.683%, 6.511% 5/1/2036 (b)(c)	7,234	7,458
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.692%, 6.555% 7/1/2043 (b)(c)	55,071	57,290
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.7%, 6.561% 6/1/2042 (b)(c)	37,219	38,748
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.73%, 6.601% 3/1/2040 (b)(c)	29,221	30,323
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.5% 8/1/2041 (b)(c)	13,804	14,406
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.607% 7/1/2035 (b)(c)	13,213	13,590
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.772%, 6.555% 2/1/2037 (b)(c)	74,851	77,195
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.478% 7/1/2041 (b)(c)	9,350	9,762
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.8%, 6.636% 1/1/2042 (b)(c)	149,478	155,726
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.806%, 6.582% 12/1/2040 (b)(c)	151,744	158,319
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.81%, 6.685% 12/1/2039 (b)(c)	2,809	2,913
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.509% 7/1/2041 (b)(c)	19,326	20,196
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.568% 9/1/2041 (b)(c)	16,552	17,297
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.818%, 6.713% 2/1/2042 (b)(c)	66,279	69,202
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.825%, 6.723% 2/1/2035 (b)(c)	10,491	10,855
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.83%, 6.58% 10/1/2041 (b)(c)	5,613	5,805
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.854%, 6.753% 4/1/2036 (b)(c)	57,789	59,763
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.89%, 6.54% 8/1/2035 (b)(c)	33,261	34,090
Fannie Mae Mortgage pass-thru certificates 1 year FTSE USD IBOR Consumer Fallbacks + 1.955%, 6.705% 7/1/2037 (b)(c)	11,941	12,418
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.14%, 6.278% 7/1/2036 (b)(c)	5,254	5,351
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.208%, 6.458% 3/1/2035 (b)(c)	2,927	2,993
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.27%, 6.217% 6/1/2036 (b)(c)	5,852	5,995
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.277%, 6.381% 10/1/2033 (b)(c)	4,088	4,182
Fannie Mae Mortgage pass-thru certificates 1 year U.S. Treasury Index + 2.46%, 6.58% 7/1/2034 (b)(c)	2,906	2,976
Fannie Mae Mortgage pass-thru certificates 1.5% 1/1/2041	957,669	819,696
Fannie Mae Mortgage pass-thru certificates 1.5% 10/1/2036	6,766,394	6,133,377
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2040	290,979	249,423
Fannie Mae Mortgage pass-thru certificates 1.5% 11/1/2041	7,908,383	6,709,966
Fannie Mae Mortgage pass-thru certificates 1.5% 12/1/2040	2,945,352	2,522,829
Fannie Mae Mortgage pass-thru certificates 1.5% 2/1/2041	303,575	259,646
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2037	4,692,962	4,249,522
Fannie Mae Mortgage pass-thru certificates 1.5% 3/1/2041	310,259	265,191
Fannie Mae Mortgage pass-thru certificates 1.5% 5/1/2036	23,172	20,982
Fannie Mae Mortgage pass-thru certificates 1.5% 6/1/2036	3,773,102	3,420,117
Fannie Mae Mortgage pass-thru certificates 1.5% 9/1/2035	1,584,705	1,440,908
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	1,815,650	1,491,603
Fannie Mae Mortgage pass-thru certificates 2% 1/1/2051	113,979	94,776
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2041	1,169,588	1,026,105
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	1,762,344	1,469,839
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	471,596	387,428
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2050	42,176	35,070
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	4,476,703	3,723,890
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	242,791	201,280
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	103,786	86,300
Fannie Mae Mortgage pass-thru certificates 2% 10/1/2051	21,864	17,928
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2036	171,326	158,658
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2040	14,116	12,481
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	1,117,046	980,020
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2041	889,657	780,401
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2050	1,251,309	1,034,238
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	223,038	184,904
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	108,322	89,971
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	74,797	62,219
Fannie Mae Mortgage pass-thru certificates 2% 11/1/2051	19,221	15,767
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	221,261	196,181
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2040	14,412	12,734
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2050	17,842	14,853
Fannie Mae Mortgage pass-thru certificates 2% 12/1/2051	1,232,096	1,024,904
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2028	989,552	971,650
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2036	1,268,275	1,177,471
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2041	15,421	13,609
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2042	3,743,323	3,276,756
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	50,380	41,892
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	37,016	30,779
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2051	17,469	14,389
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	802,040	666,165
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	683,736	566,193
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	117,118	97,203
Fannie Mae Mortgage pass-thru certificates 2% 2/1/2052	51,937	43,154
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2037	337,225	313,081
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2041	15,802	13,937
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	731,984	607,977
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	282,197	234,654
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	243,780	202,481
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	213,695	177,760
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	48,891	40,608
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	38,592	32,054
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	32,389	26,902
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2051	25,609	21,095
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	6,113,539	5,072,098
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	2,062,107	1,706,961
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,318,865	1,096,669
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	1,189,127	986,560
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	746,821	621,700
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	434,639	361,006
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	113,903	94,535
Fannie Mae Mortgage pass-thru certificates 2% 3/1/2052	78,804	65,478
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	1,987,308	1,630,139
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	51,935	43,234
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2051	16,941	14,103
Fannie Mae Mortgage pass-thru certificates 2% 4/1/2052	4,252,880	3,491,190
Fannie Mae Mortgage pass-thru certificates 2% 5/1/2051	109,663	91,085
Fannie Mae Mortgage pass-thru certificates 2% 6/1/2041	16,927	14,897
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2035	279,709	261,169
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2036	146,046	135,589
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2041	716,808	632,632
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050 (n)(o)	11,263,799	9,264,055
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	1,329,929	1,101,298
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2050	793,275	659,628
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	3,169,484	2,606,783
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	253,332	210,177
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	65,816	54,172
Fannie Mae Mortgage pass-thru certificates 2% 7/1/2051	20,009	16,469
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2035	503,287	469,927
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2050	213,044	175,893
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	127,707	104,755
Fannie Mae Mortgage pass-thru certificates 2% 8/1/2051	18,807	15,427
Fannie Mae Mortgage pass-thru certificates 2% 9/1/2051	240,742	197,474
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2032	182,626	176,731
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043 (n)	322,691	289,619
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	94,271	84,367
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	31,287	28,054
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	29,284	26,269
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	20,667	18,527
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2043	13,273	11,950
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2051	9,877,832	8,604,389
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	1,148,593	994,416
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2052	397,732	345,214
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	178,201	172,515
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	1,049,718	911,108
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2051	839,734	725,178
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2029	28,284	27,720
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2031	117,112	113,374
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	47,245	45,563
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2032	12,285	11,843
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2036	1,968,603	1,864,048
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	739,539	667,315
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	475,558	429,521
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2041	159,868	144,709
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2042	21,148	18,972
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2042	7,742	6,935
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2050	828,130	724,732
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	3,481,041	2,994,194
Fannie Mae Mortgage pass-thru certificates 2.5% 11/1/2051	781,172	680,464
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2031	325,217	314,599
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2032	84,977	81,921
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2033	888,714	858,995
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2042	17,529	15,792
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2042	9,549	8,563
Fannie Mae Mortgage pass-thru certificates 2.5% 12/1/2051	4,902,056	4,231,790
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	257,052	245,328
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2035	98,325	95,223
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	185,881	166,447
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2043	13,457	12,064
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2051	14,053	12,127
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	7,586,736	6,639,481
Fannie Mae Mortgage pass-thru certificates 2.5% 2/1/2052	291,407	252,109
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2035	4,199,274	4,007,741
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	22,274	19,945
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2043	20,858	18,667
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2050	3,536,769	3,050,970
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	3,587,320	3,115,877
Fannie Mae Mortgage pass-thru certificates 2.5% 3/1/2052	1,992,961	1,728,556
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2031	1,012,583	982,172
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2036	178,358	172,663
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2037	2,230,626	2,078,994
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	140,533	125,921
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	43,145	38,601
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	27,771	24,927
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2043	25,966	23,133
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	7,291,502	6,317,309
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	5,223,423	4,569,612
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	3,343,199	2,894,436
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	2,750,182	2,392,193
Fannie Mae Mortgage pass-thru certificates 2.5% 4/1/2052	1,515,600	1,308,843
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,318,640	1,279,027
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,304,943	1,265,237
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,177,732	1,142,366
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,128,148	1,093,819
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	1,111,738	1,077,503
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	924,230	896,430
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2031	108,532	105,483
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	5,382,282	4,671,583
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2051	17,259	14,893
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	4,111,074	3,552,814
Fannie Mae Mortgage pass-thru certificates 2.5% 5/1/2052	295,617	255,658
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	1,662,450	1,611,248
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	1,050,850	1,018,481
Fannie Mae Mortgage pass-thru certificates 2.5% 6/1/2031	1,025,110	994,325
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2040	497,245	452,903
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2043	6,522	5,772
Fannie Mae Mortgage pass-thru certificates 2.5% 7/1/2049	21,973,423	19,250,494
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2031	262,994	254,895
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2043	10,709	9,558
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,930,760	2,521,790
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,361,784	2,032,211
Fannie Mae Mortgage pass-thru certificates 2.5% 8/1/2051	2,262,338	1,946,642
Fannie Mae Mortgage pass-thru certificates 2.5% 9/1/2041	630,920	570,396
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2033	34,775	33,943
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2035	83,265	81,120
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2040	26,042	24,454
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	480,524	447,133
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	99,705	92,655
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	66,511	62,084
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	54,417	50,554
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	51,610	48,019
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	49,661	46,082
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	48,694	45,272
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	38,678	35,879
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	27,345	25,612
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	27,417	25,605
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	20,582	19,236
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	20,130	18,653
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	17,422	16,183
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	16,602	15,446
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	15,390	14,310
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	15,352	14,280
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	15,293	14,178
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	15,092	13,983
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	14,878	13,902
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	13,075	12,119
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	12,255	11,417
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	11,438	10,630
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2043	5,446	5,036
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2045	53,154	49,620
Fannie Mae Mortgage pass-thru certificates 3% 1/1/2052	216,995	193,859
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	42,781	39,663
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	7,966	7,423
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	6,001	5,585
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2042	4,113	3,848
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2046	185,680	169,945
Fannie Mae Mortgage pass-thru certificates 3% 10/1/2051	737,889	661,984
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2034	74,515	73,139
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2039	172,355	162,381
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	236,390	220,118
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	40,304	37,392
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	33,717	31,384
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	24,492	22,661
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	13,673	12,737
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	12,319	11,428
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	12,049	11,272
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	11,882	11,063
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	11,344	10,682
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2042	10,519	9,725
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	2,371,655	2,149,184
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	1,907,546	1,716,688
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	25,055	22,626
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2051	19,264	17,397
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2028	4,634	4,574
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	426,307	417,476
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2034	201,609	196,226
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	127,311	118,632
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	54,998	51,120
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	31,808	29,580
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	29,389	27,337
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	27,599	25,673
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	26,531	24,676
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	25,530	23,758
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	25,570	23,667
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	19,950	18,503
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	15,442	14,482
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	11,910	11,079
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	11,390	10,544
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,635	9,889
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,229	9,522
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	10,169	9,521
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,954	7,378
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	7,556	6,979
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	6,967	6,476
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2042	4,801	4,502
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2044	2,525	2,313
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	803,798	721,114
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2051	236,435	212,778
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2031	127,541	125,474
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2035	51,375	50,451
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	351,527	326,410
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	258,271	239,905
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	198,093	184,300
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	157,734	146,619
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	122,058	113,376
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	74,642	69,463
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	65,520	60,847
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	60,089	55,581
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	38,636	36,030
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	36,878	34,109
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	33,783	31,396
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	25,440	23,569
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	15,949	14,730
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	12,045	11,126
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	10,790	10,042
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	10,758	9,992
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	9,766	9,080
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	9,201	8,553
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2043	3,474	3,305
Fannie Mae Mortgage pass-thru certificates 3% 2/1/2052	288,152	258,330
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	110,992	103,073
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	32,172	29,904
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	26,088	24,226
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	15,172	14,098
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	14,703	13,642
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	10,917	10,145
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	9,557	8,895
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2043	7,473	6,943
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2044	48,789	44,910
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	86,595	79,904
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2045	34,578	31,614
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2048	1,323,560	1,211,399
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	5,462,057	4,939,451
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	2,549,708	2,301,770
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,641,581	1,489,645
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,553,795	1,395,418
Fannie Mae Mortgage pass-thru certificates 3% 3/1/2052	1,079,423	967,711
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	69,985	65,047
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	24,884	23,052
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	23,845	22,146
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	21,697	20,131
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	13,021	12,091
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	12,627	11,717
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	12,132	11,265
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2043	3,673	3,428
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2046	320,966	295,572
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	7,487,642	6,724,432
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	2,174,344	1,966,984
Fannie Mae Mortgage pass-thru certificates 3% 4/1/2052	1,272,594	1,145,266
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	348,703	322,936
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	287,521	267,138
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	42,137	39,056
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	29,525	27,411
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	27,100	25,151
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	24,108	22,374
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	17,331	16,098
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	12,312	11,439
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	10,414	9,616
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2043	1,985	1,840
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	44,923	41,208
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	7,682	7,104
Fannie Mae Mortgage pass-thru certificates 3% 5/1/2045	6,608	6,154
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	14,525	13,389
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	10,441	9,667
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	10,295	9,516
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	8,064	7,506
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2043	7,355	6,788
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2044	273,968	254,434
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2045	12,551	11,546
Fannie Mae Mortgage pass-thru certificates 3% 6/1/2051	3,725,557	3,363,277
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2034	147,901	145,338
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2040	373,125	350,367
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	66,843	62,298
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2042	21,281	19,731
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	577,624	533,869
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	16,604	15,395
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2043	12,142	11,320
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	31,638	29,150
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2045	28,180	25,980
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2046	2,844,444	2,604,290
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2050	1,090,120	969,466
Fannie Mae Mortgage pass-thru certificates 3% 7/1/2051	1,562,077	1,408,714
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2042	12,194	11,269
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	164,810	152,745
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	82,060	75,848
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2043	18,251	16,889
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	95,361	87,371
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	84,677	77,502
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2045	31,208	28,468
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2046	1,242,641	1,137,726
Fannie Mae Mortgage pass-thru certificates 3% 8/1/2049	5,538,403	5,003,300
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	5,994	5,587
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2042	4,942	4,615
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	222,389	206,664
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	46,454	42,969
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	32,974	30,453
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	21,031	19,492
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2043	6,507	6,031
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	2,937,947	2,688,980
Fannie Mae Mortgage pass-thru certificates 3% 9/1/2046	1,038,298	950,635
Fannie Mae Mortgage pass-thru certificates 3.25% 12/1/2041	9,688	9,260
Fannie Mae Mortgage pass-thru certificates 3.4% 8/1/2042	55,871	52,864
Fannie Mae Mortgage pass-thru certificates 3.4% 9/1/2042	26,054	24,623
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	58,341	55,704
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2042	3,450	3,292
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	1,488,453	1,403,528
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	22,451	21,170
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	11,980	11,296
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2047	582	552
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2048	302,474	286,350
Fannie Mae Mortgage pass-thru certificates 3.5% 1/1/2050	1,985,133	1,891,314
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2045	192,685	181,895
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2047	283,447	268,426
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	34,334	32,614
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2045	11,690	11,020
Fannie Mae Mortgage pass-thru certificates 3.5% 11/1/2051	278,765	259,811
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	15,596	14,948
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	2,989	2,860
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2041	2,767	2,645
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2042	35,717	34,091
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2044	9,781	9,277
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2045	29,107	27,574
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	2,037,780	1,940,012
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	497,628	469,236
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2046	233,605	220,277
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2047	408,765	384,804
Fannie Mae Mortgage pass-thru certificates 3.5% 12/1/2051	342,961	319,427
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2047	13,365	12,602
Fannie Mae Mortgage pass-thru certificates 3.5% 2/1/2052	90,101	84,144
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2043	85,247	81,182
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	706,722	658,007
Fannie Mae Mortgage pass-thru certificates 3.5% 3/1/2052	34,657	32,171
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2048	4,272,649	4,011,513
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2051	3,262,382	3,040,563
Fannie Mae Mortgage pass-thru certificates 3.5% 4/1/2052	88,340	82,637
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2038	52,927	51,694
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2049	1,130,217	1,059,375
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2050	198,466	185,220
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	1,395,092	1,300,235
Fannie Mae Mortgage pass-thru certificates 3.5% 5/1/2051	106,789	99,528
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2043	10,756	10,259
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2048	1,902,794	1,793,635
Fannie Mae Mortgage pass-thru certificates 3.5% 6/1/2049	736,516	691,501
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	797,179	752,443
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	495,524	467,716
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2046	19,939	18,820
Fannie Mae Mortgage pass-thru certificates 3.5% 7/1/2047	1,123,012	1,070,844
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2040	1,208	1,154
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2043	35,336	33,682
Fannie Mae Mortgage pass-thru certificates 3.5% 8/1/2046	240,957	227,435
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	34,707	33,208
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2042	9,800	9,374
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2047	182,262	172,603
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2051	160,064	149,180
Fannie Mae Mortgage pass-thru certificates 3.65% 5/1/2042	9,580	9,188
Fannie Mae Mortgage pass-thru certificates 3.65% 8/1/2042	24,944	23,904
Fannie Mae Mortgage pass-thru certificates 3.9% 4/1/2042	12,368	12,058
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	329,314	324,429
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	13,566	13,370
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	10,155	10,024
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	8,836	8,707
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2041	5,555	5,480
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	8,310	8,151
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2042	2,745	2,730
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2048	26,950	26,122
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2049	35,895	34,692
Fannie Mae Mortgage pass-thru certificates 4% 1/1/2052	292,452	283,560
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	85,429	84,212
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2040	19,688	19,430
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	417,345	410,717
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	283,909	279,337
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	16,872	16,570
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	8,788	8,651
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2041	3,720	3,688
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2043	117,101	115,169
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2045	47,064	45,974
Fannie Mae Mortgage pass-thru certificates 4% 10/1/2046	361,247	352,859
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	495,542	488,243
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	94,257	92,942
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	44,873	44,209
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	39,194	38,591
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	33,813	33,316
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	21,990	21,698
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	22,027	21,686
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	14,826	14,659
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	13,218	13,025
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	5,264	5,187
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2040	2,283	2,246
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	255,791	251,737
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	142,174	139,901
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	115,575	113,685
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2041	9,657	9,473
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2048	179,565	173,656
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	397,965	385,989
Fannie Mae Mortgage pass-thru certificates 4% 11/1/2051	45,549	44,178
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	10,466	10,343
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	9,544	9,415
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	6,362	6,261
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,931	5,834
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	5,758	5,683
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,914	4,844
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,222	4,162
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	4,208	4,122
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	3,051	3,011
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2040	1,776	1,750
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	48,706	47,891
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	40,239	39,595
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	18,734	18,431
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2041	10,189	10,025
Fannie Mae Mortgage pass-thru certificates 4% 12/1/2051	225,929	219,130
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	272,408	268,394
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	8,374	8,238
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2041	7,728	7,615
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	24,279	23,824
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	6,987	6,905
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2042	5,783	5,698
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2047	87,916	85,765
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2048	149,823	145,033
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2049	486,474	470,162
Fannie Mae Mortgage pass-thru certificates 4% 2/1/2052	193,594	187,707
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2036	9,102	9,016
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2039	47,962	47,493
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	15,763	15,519
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	12,794	12,628
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	11,331	11,161
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	10,032	9,854
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	3,793	3,745
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2041	2,917	2,873
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	139,660	137,134
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	23,800	23,422
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	21,328	20,982
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	16,771	16,467
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2042	15,840	15,528
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	43,080	42,069
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2045	6,869	6,722
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2046	541,220	528,329
Fannie Mae Mortgage pass-thru certificates 4% 3/1/2048	179,764	174,017
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	118,429	116,503
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	84,889	83,515
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	40,705	40,047
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	28,668	28,116
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	23,347	22,932
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	19,808	19,451
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	9,762	9,587
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2042	4,061	4,007
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2044	46,449	45,513
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2045	40,493	39,547
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2048	517,569	503,449
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2049	78,876	76,182
Fannie Mae Mortgage pass-thru certificates 4% 4/1/2052	48,363	46,862
Fannie Mae Mortgage pass-thru certificates 4% 5/1/2047	528,701	514,278
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2041	46,361	45,665
Fannie Mae Mortgage pass-thru certificates 4% 6/1/2046	571,823	557,295
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2039	3,108	3,071
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2046	509,131	497,628
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	487,010	473,723
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2047	290,106	282,192
Fannie Mae Mortgage pass-thru certificates 4% 7/1/2052	52,780	51,143
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	6,966	6,879
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2039	5,484	5,407
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2045	58,369	57,105
Fannie Mae Mortgage pass-thru certificates 4% 8/1/2047	598,032	579,287
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	305,845	302,567
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2039	54,928	54,339
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2040	10,279	10,117
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	11,582	11,383
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2041	2,608	2,568
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2046	611,271	597,460
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2047	14,137	13,800
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	307,780	298,518
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2051	31,886	30,927
Fannie Mae Mortgage pass-thru certificates 4% 9/1/2052	507,662	491,909
Fannie Mae Mortgage pass-thru certificates 4.025% 5/1/2042	16,215	15,895
Fannie Mae Mortgage pass-thru certificates 4.25% 11/1/2041	18,158	18,044
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2034	1,952	1,966
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2044	6,727	6,765
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	139,414	139,018
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2048	22,040	21,971
Fannie Mae Mortgage pass-thru certificates 4.5% 1/1/2049	16,276	16,195
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2039	10,917	10,993
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2040	10,038	10,109
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2043	3,750	3,768
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2044	389,801	391,861
Fannie Mae Mortgage pass-thru certificates 4.5% 10/1/2047	56,177	56,018
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2034	4,055	4,084
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	11,408	11,488
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	5,011	5,046
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2039	1,623	1,634
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	42,037	42,333
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	4,012	4,039
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2040	3,935	3,965
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	1,060,685	1,068,125
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2042	28,458	28,647
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	53,189	53,470
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2044	8,992	9,039
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2045	98,636	99,323
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	18,351	18,316
Fannie Mae Mortgage pass-thru certificates 4.5% 11/1/2047	9,933	9,905
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2033	20,697	20,834
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2038	6,822	6,863
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	79,504	80,074
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2039	666	670
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	16,231	16,344
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	16,192	16,307
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	8,564	8,623
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	7,182	7,233
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	4,758	4,790
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2040	4,393	4,424
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2041	89,298	89,879
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2043	14,350	14,424
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	9,036	9,089
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2044	2,926	2,949
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2046	50,095	50,094
Fannie Mae Mortgage pass-thru certificates 4.5% 12/1/2048	259,451	259,362
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2033	7,078	7,118
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	5,992	6,034
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	3,415	3,438
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2041	1,515	1,526
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2045	92,153	92,608
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2046	559,107	563,048
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	90,146	89,862
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2048	71,261	71,036
Fannie Mae Mortgage pass-thru certificates 4.5% 2/1/2049	44,018	43,756
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	136,503	138,333
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	30,602	30,809
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2041	1,278	1,284
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2044	9,052	9,116
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2045	62,057	62,346
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	470,217	473,546
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2046	37,768	37,862
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	42,839	42,757
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	13,606	13,636
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2047	12,048	12,026
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	80,537	80,283
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2048	18,766	18,707
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	547,783	551,540
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	151,613	152,636
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	94,169	94,797
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	3,007	3,029
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2039	840	846
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2041	3,961	3,987
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	33,236	33,487
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2044	17,927	18,029
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2045	35,988	36,156
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	53,795	53,693
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	49,668	49,527
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	39,030	38,955
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	37,801	37,729
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	16,012	15,982
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2047	13,349	13,323
Fannie Mae Mortgage pass-thru certificates 4.5% 4/1/2048	55,363	55,154
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2034	244	245
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	496,117	503,080
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2039	1,924	1,938
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2040	6,258	6,303
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	51,807	51,708
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	25,446	25,501
Fannie Mae Mortgage pass-thru certificates 4.5% 5/1/2047	11,742	11,768
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	69,453	70,384
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	2,260	2,277
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2041	147,066	148,102
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2044	142,398	143,109
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2045	76,154	76,437
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2046	14,635	14,648
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	661,036	660,810
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	25,916	25,907
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	13,824	13,798
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2047	9,709	9,730
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2026	229	229
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	1,459	1,466
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2033	932	935
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	104,118	104,863
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	15,919	16,033
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	6,938	6,988
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	5,993	6,036
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2039	1,337	1,346
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2040	7,425	7,475
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2045	25,319	25,437
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	521,392	521,214
Fannie Mae Mortgage pass-thru certificates 4.5% 7/1/2047	90,329	90,157
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	21,465	21,597
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	10,621	10,690
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	9,637	9,696
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	7,554	7,604
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	7,064	7,112
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	5,397	5,432
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	3,246	3,267
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,941	1,949
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	1,628	1,637
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2033	983	989
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2037	3,904	3,921
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	186,619	189,121
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	2,651	2,669
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,692	1,704
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	1,643	1,654
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	7,044	7,092
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2040	1,100	1,108
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2044	4,659	4,706
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2047	8,115	8,092
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	23,289	23,438
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	11,306	11,379
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	10,784	10,854
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	8,542	8,597
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	4,208	4,235
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2033	3,600	3,624
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	54,703	55,092
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2035	26,651	26,833
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2039	2,435	2,452
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	9,609	9,682
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2040	2,496	2,513
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2042	224,576	226,159
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2043	13,937	14,042
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	97,483	97,206
Fannie Mae Mortgage pass-thru certificates 4.5% 9/1/2047	24,663	24,593
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2029	1,466	1,482
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2041	110,749	113,441
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052 (o)	2,602,207	2,631,650
Fannie Mae Mortgage pass-thru certificates 5% 10/1/2052	1,616,234	1,632,501
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2040	2,980,856	3,015,561
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	841,358	852,981
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	630,232	637,363
Fannie Mae Mortgage pass-thru certificates 5% 11/1/2052	403,598	407,408
Fannie Mae Mortgage pass-thru certificates 5% 12/1/2052	451,910	456,882
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2035	480,763	489,793
Fannie Mae Mortgage pass-thru certificates 5% 2/1/2049	82,387	84,169
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2044	13,771	14,107
Fannie Mae Mortgage pass-thru certificates 5% 3/1/2054	129,057	130,880
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	17,303	17,725
Fannie Mae Mortgage pass-thru certificates 5% 4/1/2041	6,048	6,194
Fannie Mae Mortgage pass-thru certificates 5% 5/1/2044	12,242	12,542
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	14,739	15,096
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	6,690	6,851
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2041	3,541	3,619
Fannie Mae Mortgage pass-thru certificates 5% 6/1/2044	10,922	11,190
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2033	17,955	18,256
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	1,081,895	1,094,491
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2040	6,214	6,365
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	3,297	3,379
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2041	2,599	2,662
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	23,183	23,750
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2044	10,833	11,103
Fannie Mae Mortgage pass-thru certificates 5% 7/1/2053	523,109	524,450
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2041	2,168	2,222
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	46,682	47,821
Fannie Mae Mortgage pass-thru certificates 5% 8/1/2044	9,003	9,224
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2040	3,724	3,805
Fannie Mae Mortgage pass-thru certificates 5% 9/1/2044	4,932	5,052
Fannie Mae Mortgage pass-thru certificates 5.311% 8/1/2041 (c)	137,017	139,087
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2053	909,943	937,130
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2054	2,867,997	2,951,896
Fannie Mae Mortgage pass-thru certificates 5.5% 10/1/2055	947,354	959,673
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2053	20,585	20,898
Fannie Mae Mortgage pass-thru certificates 5.5% 12/1/2054	31,452	31,861
Fannie Mae Mortgage pass-thru certificates 5.5% 3/1/2055	25,633	25,967
Fannie Mae Mortgage pass-thru certificates 5.5% 4/1/2054	24,330	24,723
Fannie Mae Mortgage pass-thru certificates 5.5% 5/1/2053	4,413,556	4,524,738
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2053	1,116,332	1,145,151
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2054	827,306	847,371
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	2,393,000	2,424,117
Fannie Mae Mortgage pass-thru certificates 5.5% 7/1/2055	523,108	529,910
Fannie Mae Mortgage pass-thru certificates 5.5% 8/1/2054	725,457	748,266
Fannie Mae Mortgage pass-thru certificates 5.5% 9/1/2055	25,748	26,083
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.475%, 6.03% 10/1/2033 (b)(c)	459	466
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.505%, 6.005% 1/1/2035 (b)(c)	1,190	1,209
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.51%, 6.01% 2/1/2033 (b)(c)	475	481
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.244% 12/1/2034 (b)(c)	2,225	2,262
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.535%, 6.285% 3/1/2035 (b)(c)	2,522	2,566
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.184% 9/1/2033 (b)(c)	64,902	65,957
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.55%, 6.187% 10/1/2033 (b)(c)	1,078	1,096
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.565%, 6.206% 7/1/2035 (b)(c)	1,542	1,570
Fannie Mae Mortgage pass-thru certificates 6 month FTSE USD IBOR Consumer Fallbacks + 1.96%, 6.585% 9/1/2035 (b)(c)	1,089	1,121
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2034	52,417	54,806
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2035	117,100	123,217
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	2,213	2,331
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2036	540	568
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2038	42,788	45,278
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2040	41,425	43,922
Fannie Mae Mortgage pass-thru certificates 6% 1/1/2042	5,505	5,843
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	30,689	32,150
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2034	16,293	17,090
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	4,129	4,355
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	3,044	3,210
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	2,691	2,842
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	1,285	1,350
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	903	945
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	583	615
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	450	474
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	362	380
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2035	231	244
Fannie Mae Mortgage pass-thru certificates 6% 10/1/2037	39,888	42,136
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2034	71,674	75,179
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	73,003	76,452
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	12,922	13,567
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	5,563	5,836
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	1,068	1,128
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	904	954
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	590	622
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2035	522	551
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2037	11,062	11,749
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2053	1,521,715	1,569,865
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	1,426,232	1,484,505
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	543,394	566,445
Fannie Mae Mortgage pass-thru certificates 6% 11/1/2054	199,481	208,317
Fannie Mae Mortgage pass-thru certificates 6% 12/1/2038	16,419	17,413
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2034	20,336	21,246
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	2,972,057	3,091,632
Fannie Mae Mortgage pass-thru certificates 6% 2/1/2055	476,227	497,917
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2034	19,901	20,782
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2036	22,352	23,382
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2038	14,792	15,688
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2039	1,611	1,710
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2054	515,579	530,361
Fannie Mae Mortgage pass-thru certificates 6% 3/1/2055	1,510,704	1,573,844
Fannie Mae Mortgage pass-thru certificates 6% 4/1/2035	140,308	147,039
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2032	1,836	1,915
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2035	374	392
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2036	1,070	1,127
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2037	2,947	3,112
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2040	49,833	52,778
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2054	971,769	998,947
Fannie Mae Mortgage pass-thru certificates 6% 5/1/2055	2,368,924	2,465,713
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2032	716	747
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	7,501	7,861
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	3,005	3,170
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	1,722	1,809
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	218	228
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2035	116	120
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	221,930	232,792
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2036	25,119	26,470
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2053	1,463,584	1,520,982
Fannie Mae Mortgage pass-thru certificates 6% 6/1/2054	1,213,646	1,247,588
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	7,217	7,598
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	3,284	3,449
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	2,782	2,926
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	563	592
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	563	591
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2035	336	353
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2036	182	186
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2038	7,130	7,562
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2041	93,622	99,218
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2053	525,769	546,553
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,682,327	1,740,418
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	1,506,106	1,567,172
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2054	703,307	722,977
Fannie Mae Mortgage pass-thru certificates 6% 7/1/2055	4,725,137	4,867,253
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2034	91,695	96,127
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	4,324	4,538
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	2,303	2,420
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,323	1,390
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	1,037	1,092
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	371	390
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2035	120	126
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2037	110,978	115,940
Fannie Mae Mortgage pass-thru certificates 6% 8/1/2054	2,313,655	2,377,639
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2029	2,172	2,228
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	22,559	23,744
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	4,760	4,993
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	1,908	2,015
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	833	874
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	732	772
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2035	112	116
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2037	2,946	3,122
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2052	1,042,473	1,078,713
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2053	482,053	498,698
Fannie Mae Mortgage pass-thru certificates 6% 9/1/2054	2,598,326	2,670,182
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	609	643
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2036	458	488
Fannie Mae Mortgage pass-thru certificates 6.5% 1/1/2053	7,499,238	7,897,996
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2035	5,214	5,560
Fannie Mae Mortgage pass-thru certificates 6.5% 10/1/2036	1,115	1,190
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	25,998	27,182
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	247,538	259,743
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2036	747	798
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2053	349,894	369,078
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2036	386	410
Fannie Mae Mortgage pass-thru certificates 6.5% 2/1/2037	1,620	1,728
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2054	317,602	329,875
Fannie Mae Mortgage pass-thru certificates 6.5% 3/1/2055	3,645,940	3,852,624
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2036	166	175
Fannie Mae Mortgage pass-thru certificates 6.5% 4/1/2037	861	922
Fannie Mae Mortgage pass-thru certificates 6.5% 5/1/2035	1,343	1,413
Fannie Mae Mortgage pass-thru certificates 6.5% 6/1/2054	363,302	377,000
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	74,879	78,329
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	15,126	15,815
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	31,075	32,671
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	505	538
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2054	474,590	492,484
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	1,761	1,878
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2035	654	697
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	227,930	239,047
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	178,490	187,100
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	42,306	44,433
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2054	657,058	693,085
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	383	408
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2035	277	294
Fannie Mae Mortgage pass-thru certificates 6.5% 9/1/2053	1,826,126	1,920,802
Fannie Mae Mortgage pass-thru certificates 6.788% 2/1/2039 (c)	41,723	43,491
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2027	243	244
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	21	22
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	16	16
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2028	7	7
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	37	39
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2029	5	5
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	652	685
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	134	142
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2032	58	61
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	832,332	881,960
Fannie Mae Mortgage pass-thru certificates 7% 1/1/2054	458,158	486,371
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2026	157	158
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2027	12	12
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	81	85
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	28	29
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2028	11	11
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	179	188
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	59	62
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2029	53	56
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2031	122	129
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	316	336
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2032	144	151
Fannie Mae Mortgage pass-thru certificates 7% 10/1/2053	298,620	317,009
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	31	32
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2027	31	32
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	76	79
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	55	57
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2028	31	32
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2029	402	421
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2053	78,698	83,175
Fannie Mae Mortgage pass-thru certificates 7% 11/1/2054	18,293	19,456
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	149	149
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2026	11	11
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	569	597
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2031	430	454
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2032	199	211
Fannie Mae Mortgage pass-thru certificates 7% 12/1/2053	502,618	533,058
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2027	15	16
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	184	193
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	93	97
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	76	80
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2029	408	428
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	269	282
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2030	28	30
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2031	184	185
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2032	168	176
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2033	1,060	1,130
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	7	7
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	3	2
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2027	2	1
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2028	22	23
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	2,603	2,747
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	263	278
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	130	137
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2032	129	136
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	18	17
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	4	3
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2028	41	43
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2029	29	31
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2031	129	136
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	283	301
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	238	253
Fannie Mae Mortgage pass-thru certificates 7% 4/1/2032	53	56
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	3	2
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	3	2
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2026	1	0
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	1,673	1,753
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2029	163	171
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2030	3,682	3,859
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	193	205
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	178	189
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	156	164
Fannie Mae Mortgage pass-thru certificates 7% 5/1/2032	99	105
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2026	1	0
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	693	727
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	11	12
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2028	9	10
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2029	454	476
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	2,327	2,472
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	986	1,033
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	548	576
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	539	573
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	498	529
Fannie Mae Mortgage pass-thru certificates 7% 6/1/2032	88	93
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	730	765
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	19	20
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	2	1
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	176	184
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	129	135
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2029	19	20
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	228	240
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2031	84	89
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	418	445
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	351	371
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	146	155
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2032	119	126
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2037	1,948	2,106
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	324	325
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2026	1	0
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2027	233	244
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2028	131	138
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	122	128
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	84	88
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	48	51
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2029	14	14
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	572	599
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2031	68	72
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	5,384	5,722
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2032	1,702	1,808
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	367	368
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2026	2	1
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2027	42	45
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	378	396
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	207	217
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2028	130	137
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2029	51	53
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2030	730	765
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	1,050	1,103
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	126	132
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	76	80
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2031	38	40
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2032	1,941	2,065
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2053	25,156	26,600
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	252,554	269,487
Fannie Mae Mortgage pass-thru certificates 7% 9/1/2054	166,110	176,871
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	202	204
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2027	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	5,044	5,172
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	412	420
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	274	279
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	205	209
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	148	150
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	110	112
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	86	88
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	76	78
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	64	65
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	35	36
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	34	35
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	15	15
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	156	160
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	51	52
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	23	24
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2027	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	19	20
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	864	905
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2029	112	117
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	16	16
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2026	3	2
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	273	279
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	79	81
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	69	70
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	60	60
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	56	57
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	23	24
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	18	18
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	4	3
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2028	71	72
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	84	88
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2029	38	40
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2031	210	221
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	145	149
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	109	111
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2027	39	39
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2028	125	127
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	88	91
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2029	27	29
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2030	484	512
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	130	132
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2027	93	94
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	76	78
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	26	26
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	15	16
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2028	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	317	330
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2030	29	30
Fannie Mae Mortgage pass-thru certificates 7.5% 2/1/2031	259	274
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	354	359
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2028	70	72
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	105	107
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2026	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2027	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2028	85	87
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	13	14
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	284	289
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	35	36
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	25	25
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2027	14	14
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	117	120
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2028	32	33
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	46	47
Fannie Mae Mortgage pass-thru certificates 7.5% 5/1/2029	31	32
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	61	61
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2026	11	11
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	113	115
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	29	30
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2028	140	145
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	51	52
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	46	47
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2029	57	59
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	63	64
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	43	44
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	27	28
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	26	26
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2027	6	6
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	49	50
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2028	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	414	431
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	204	210
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	89	92
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	26	27
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	18	19
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	3,715	3,801
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2030	119	125
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	50	50
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	324	332
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	25	26
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	21	21
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	15	15
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	13	13
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	262	273
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	229	237
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	42	44
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	36	37
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2029	35	36
Fannie Mae Mortgage pass-thru certificates 8% 3/1/2037	3,931	4,249
Freddie Mac 5.5% 1/1/2055	30,097	30,488
Freddie Mac Gold Pool 1.5% 1/1/2036	868,959	787,666
Freddie Mac Gold Pool 1.5% 10/1/2035	2,373,594	2,158,213
Freddie Mac Gold Pool 1.5% 12/1/2031	8,669,398	8,218,613
Freddie Mac Gold Pool 1.5% 12/1/2040	178,264	152,688
Freddie Mac Gold Pool 1.5% 12/1/2050	24,299	19,101
Freddie Mac Gold Pool 1.5% 2/1/2041	3,025,562	2,585,532
Freddie Mac Gold Pool 1.5% 3/1/2041	310,350	265,227
Freddie Mac Gold Pool 1.5% 4/1/2041	1,726,794	1,473,584
Freddie Mac Gold Pool 1.5% 4/1/2041	706,885	603,822
Freddie Mac Gold Pool 1.5% 5/1/2036	3,751,429	3,403,988
Freddie Mac Gold Pool 2% 1/1/2052	695,217	578,090
Freddie Mac Gold Pool 2% 1/1/2052	191,062	156,664
Freddie Mac Gold Pool 2% 1/1/2052	90,582	75,349
Freddie Mac Gold Pool 2% 10/1/2041	1,759,233	1,543,431
Freddie Mac Gold Pool 2% 10/1/2050	460,294	378,143
Freddie Mac Gold Pool 2% 10/1/2050	18,963	15,578
Freddie Mac Gold Pool 2% 11/1/2041	1,054,457	924,719
Freddie Mac Gold Pool 2% 11/1/2050	9,869,318	8,107,893
Freddie Mac Gold Pool 2% 11/1/2050	3,099,715	2,582,334
Freddie Mac Gold Pool 2% 11/1/2050	37,025	30,394
Freddie Mac Gold Pool 2% 11/1/2050	25,437	20,897
Freddie Mac Gold Pool 2% 11/1/2050	23,754	19,774
Freddie Mac Gold Pool 2% 11/1/2051	575,070	476,747
Freddie Mac Gold Pool 2% 12/1/2051	1,131,259	939,610
Freddie Mac Gold Pool 2% 12/1/2051	901,789	747,606
Freddie Mac Gold Pool 2% 12/1/2051	33,299	27,700
Freddie Mac Gold Pool 2% 2/1/2051	903,042	741,307
Freddie Mac Gold Pool 2% 2/1/2051	20,731	17,031
Freddie Mac Gold Pool 2% 2/1/2052	398,195	331,109
Freddie Mac Gold Pool 2% 2/1/2052	233,942	191,532
Freddie Mac Gold Pool 2% 3/1/2051	1,507,484	1,237,494
Freddie Mac Gold Pool 2% 3/1/2051	1,186,942	976,215
Freddie Mac Gold Pool 2% 3/1/2051	477,142	396,308
Freddie Mac Gold Pool 2% 3/1/2051	440,976	366,269
Freddie Mac Gold Pool 2% 3/1/2051	384,240	319,145
Freddie Mac Gold Pool 2% 3/1/2051	52,788	43,845
Freddie Mac Gold Pool 2% 3/1/2051	33,075	27,503
Freddie Mac Gold Pool 2% 4/1/2051	278,964	228,828
Freddie Mac Gold Pool 2% 4/1/2052	5,927,852	4,888,404
Freddie Mac Gold Pool 2% 4/1/2052	63,299	52,476
Freddie Mac Gold Pool 2% 5/1/2051	13,560,903	11,229,617
Freddie Mac Gold Pool 2% 5/1/2051	1,511,638	1,239,959
Freddie Mac Gold Pool 2% 5/1/2051	526,742	437,505
Freddie Mac Gold Pool 2% 5/1/2051	158,713	130,635
Freddie Mac Gold Pool 2% 5/1/2051	46,010	38,302
Freddie Mac Gold Pool 2% 6/1/2035	2,697,965	2,519,134
Freddie Mac Gold Pool 2% 6/1/2050	8,202,104	6,753,614
Freddie Mac Gold Pool 2% 6/1/2051	18,426	15,114
Freddie Mac Gold Pool 2% 6/1/2052	338,495	277,659
Freddie Mac Gold Pool 2% 7/1/2041	2,641,644	2,326,897
Freddie Mac Gold Pool 2% 7/1/2041	491,929	432,568
Freddie Mac Gold Pool 2% 7/1/2050	258,946	215,320
Freddie Mac Gold Pool 2% 7/1/2050	23,310	19,172
Freddie Mac Gold Pool 2% 7/1/2050	20,832	17,153
Freddie Mac Gold Pool 2% 7/1/2051	1,054,928	880,495
Freddie Mac Gold Pool 2% 7/1/2051	311,335	258,299
Freddie Mac Gold Pool 2% 8/1/2050	15,436	12,835
Freddie Mac Gold Pool 2% 8/1/2051	443,465	364,318
Freddie Mac Gold Pool 2% 8/1/2052	22,127	18,115
Freddie Mac Gold Pool 2% 9/1/2050	15,703,920	12,915,889
Freddie Mac Gold Pool 2% 9/1/2050	84,550	69,460
Freddie Mac Gold Pool 2% 9/1/2050	15,223	12,520
Freddie Mac Gold Pool 2% 9/1/2051	361,034	299,306
Freddie Mac Gold Pool 2% 9/1/2051	360,530	298,888
Freddie Mac Gold Pool 2% 9/1/2051	62,447	51,770
Freddie Mac Gold Pool 2.5% 1/1/2031	26,071	25,358
Freddie Mac Gold Pool 2.5% 1/1/2041	824,878	749,005
Freddie Mac Gold Pool 2.5% 1/1/2042	721,850	650,878
Freddie Mac Gold Pool 2.5% 10/1/2031	143,946	139,660
Freddie Mac Gold Pool 2.5% 10/1/2041	356,529	322,031
Freddie Mac Gold Pool 2.5% 10/1/2050 (n)	8,047,952	7,010,417
Freddie Mac Gold Pool 2.5% 10/1/2051	1,351,664	1,166,849
Freddie Mac Gold Pool 2.5% 11/1/2031	152,013	147,158
Freddie Mac Gold Pool 2.5% 11/1/2041	221,279	200,290
Freddie Mac Gold Pool 2.5% 11/1/2050	3,700,653	3,220,098
Freddie Mac Gold Pool 2.5% 12/1/2050	435,648	379,076
Freddie Mac Gold Pool 2.5% 2/1/2051	8,417,650	7,316,670
Freddie Mac Gold Pool 2.5% 3/1/2032	631,959	611,316
Freddie Mac Gold Pool 2.5% 3/1/2050	2,075,796	1,790,671
Freddie Mac Gold Pool 2.5% 4/1/2042	143,316	129,372
Freddie Mac Gold Pool 2.5% 4/1/2052	5,377,074	4,667,062
Freddie Mac Gold Pool 2.5% 4/1/2052	1,651,077	1,432,030
Freddie Mac Gold Pool 2.5% 5/1/2030	13,007	12,699
Freddie Mac Gold Pool 2.5% 5/1/2051	2,478,414	2,151,153
Freddie Mac Gold Pool 2.5% 5/1/2051	896,227	784,607
Freddie Mac Gold Pool 2.5% 5/1/2052	4,784,878	4,145,586
Freddie Mac Gold Pool 2.5% 6/1/2031	94,849	92,283
Freddie Mac Gold Pool 2.5% 6/1/2031	86,979	84,422
Freddie Mac Gold Pool 2.5% 6/1/2041	170,871	155,095
Freddie Mac Gold Pool 2.5% 7/1/2031	148,149	143,794
Freddie Mac Gold Pool 2.5% 7/1/2032	203,346	196,448
Freddie Mac Gold Pool 2.5% 8/1/2031	249,772	242,333
Freddie Mac Gold Pool 2.5% 8/1/2041	606,422	548,272
Freddie Mac Gold Pool 2.5% 8/1/2052	301,163	257,632
Freddie Mac Gold Pool 3% 1/1/2043	41,518	38,429
Freddie Mac Gold Pool 3% 1/1/2043	40,269	37,479
Freddie Mac Gold Pool 3% 1/1/2052	1,367,667	1,228,262
Freddie Mac Gold Pool 3% 1/1/2052	577,339	517,589
Freddie Mac Gold Pool 3% 1/1/2052	117,255	105,120
Freddie Mac Gold Pool 3% 10/1/2042	19,189	17,805
Freddie Mac Gold Pool 3% 10/1/2049	1,614,556	1,454,022
Freddie Mac Gold Pool 3% 10/1/2051	1,002,308	908,287
Freddie Mac Gold Pool 3% 11/1/2042	9,702	9,061
Freddie Mac Gold Pool 3% 11/1/2049	3,281,238	2,974,469
Freddie Mac Gold Pool 3% 12/1/2042	608,699	567,062
Freddie Mac Gold Pool 3% 12/1/2042	53,991	50,286
Freddie Mac Gold Pool 3% 12/1/2042	19,942	18,576
Freddie Mac Gold Pool 3% 12/1/2046	1,293,949	1,185,666
Freddie Mac Gold Pool 3% 2/1/2033	36,988	36,322
Freddie Mac Gold Pool 3% 2/1/2037	175,739	167,946
Freddie Mac Gold Pool 3% 2/1/2037	16,019	15,309
Freddie Mac Gold Pool 3% 2/1/2043	41,697	38,973
Freddie Mac Gold Pool 3% 2/1/2043	34,458	32,035
Freddie Mac Gold Pool 3% 2/1/2043	23,106	21,524
Freddie Mac Gold Pool 3% 2/1/2043	16,535	15,337
Freddie Mac Gold Pool 3% 3/1/2043	29,896	27,835
Freddie Mac Gold Pool 3% 3/1/2050	2,935,124	2,643,287
Freddie Mac Gold Pool 3% 3/1/2052	1,308,476	1,183,691
Freddie Mac Gold Pool 3% 3/1/2052	290,077	260,056
Freddie Mac Gold Pool 3% 4/1/2032	16,846	16,519
Freddie Mac Gold Pool 3% 4/1/2032	5,861	5,748
Freddie Mac Gold Pool 3% 4/1/2034	233,044	227,560
Freddie Mac Gold Pool 3% 4/1/2043	14,992	13,965
Freddie Mac Gold Pool 3% 4/1/2045	17,851	16,328
Freddie Mac Gold Pool 3% 4/1/2046	66,043	60,537
Freddie Mac Gold Pool 3% 4/1/2046	54,870	50,296
Freddie Mac Gold Pool 3% 4/1/2050	2,938,488	2,646,316
Freddie Mac Gold Pool 3% 5/1/2045	28,478	26,133
Freddie Mac Gold Pool 3% 5/1/2046	988,811	906,372
Freddie Mac Gold Pool 3% 5/1/2046	158,091	144,910
Freddie Mac Gold Pool 3% 5/1/2051	132,750	119,385
Freddie Mac Gold Pool 3% 6/1/2031	81,039	79,519
Freddie Mac Gold Pool 3% 6/1/2031	30,981	30,400
Freddie Mac Gold Pool 3% 6/1/2031	20,564	20,168
Freddie Mac Gold Pool 3% 6/1/2031	15,846	15,534
Freddie Mac Gold Pool 3% 6/1/2031	13,825	13,584
Freddie Mac Gold Pool 3% 6/1/2031	12,295	12,050
Freddie Mac Gold Pool 3% 6/1/2031	10,935	10,745
Freddie Mac Gold Pool 3% 6/1/2046	978,564	896,979
Freddie Mac Gold Pool 3% 6/1/2052	1,522,288	1,369,501
Freddie Mac Gold Pool 3% 6/1/2052	955,523	856,634
Freddie Mac Gold Pool 3% 7/1/2032	23,994	23,484
Freddie Mac Gold Pool 3% 7/1/2045	59,951	55,105
Freddie Mac Gold Pool 3% 7/1/2045	29,053	27,225
Freddie Mac Gold Pool 3% 7/1/2045	10,951	10,104
Freddie Mac Gold Pool 3% 7/1/2052	11,237,087	10,126,815
Freddie Mac Gold Pool 3% 8/1/2032	29,935	29,306
Freddie Mac Gold Pool 3% 8/1/2032	20,794	20,347
Freddie Mac Gold Pool 3% 8/1/2042	13,521	12,614
Freddie Mac Gold Pool 3% 8/1/2042	10,464	9,731
Freddie Mac Gold Pool 3% 8/1/2045	41,001	37,631
Freddie Mac Gold Pool 3% 8/1/2045	19,727	18,207
Freddie Mac Gold Pool 3% 9/1/2049	14,691	13,359
Freddie Mac Gold Pool 3.5% 1/1/2046	121,103	114,364
Freddie Mac Gold Pool 3.5% 1/1/2048	1,635,415	1,535,462
Freddie Mac Gold Pool 3.5% 1/1/2048	975,100	915,503
Freddie Mac Gold Pool 3.5% 10/1/2040	46,971	44,939
Freddie Mac Gold Pool 3.5% 10/1/2047	9,632	9,121
Freddie Mac Gold Pool 3.5% 10/1/2051	1,040,488	972,993
Freddie Mac Gold Pool 3.5% 10/1/2051	791,425	737,613
Freddie Mac Gold Pool 3.5% 11/1/2040	97,979	93,966
Freddie Mac Gold Pool 3.5% 11/1/2047	63,590	60,220
Freddie Mac Gold Pool 3.5% 11/1/2047	62,138	58,447
Freddie Mac Gold Pool 3.5% 12/1/2033	150,133	148,236
Freddie Mac Gold Pool 3.5% 12/1/2040	94,430	89,765
Freddie Mac Gold Pool 3.5% 12/1/2046	226,427	213,757
Freddie Mac Gold Pool 3.5% 12/1/2047	255,430	240,098
Freddie Mac Gold Pool 3.5% 12/1/2047	14,702	13,918
Freddie Mac Gold Pool 3.5% 2/1/2034	1,579,902	1,560,475
Freddie Mac Gold Pool 3.5% 2/1/2043	578,369	551,636
Freddie Mac Gold Pool 3.5% 2/1/2043	47,630	45,681
Freddie Mac Gold Pool 3.5% 2/1/2048	137,993	129,710
Freddie Mac Gold Pool 3.5% 2/1/2052	452,761	421,552
Freddie Mac Gold Pool 3.5% 3/1/2032	941,234	931,483
Freddie Mac Gold Pool 3.5% 3/1/2046	1,234,172	1,169,142
Freddie Mac Gold Pool 3.5% 4/1/2040	116,189	111,502
Freddie Mac Gold Pool 3.5% 4/1/2042	1,094,548	1,049,266
Freddie Mac Gold Pool 3.5% 4/1/2046	284,515	269,127
Freddie Mac Gold Pool 3.5% 4/1/2052	2,799,344	2,620,380
Freddie Mac Gold Pool 3.5% 5/1/2034	174,840	172,475
Freddie Mac Gold Pool 3.5% 5/1/2040	222,399	213,559
Freddie Mac Gold Pool 3.5% 5/1/2040	39,483	37,902
Freddie Mac Gold Pool 3.5% 5/1/2045	551,298	521,202
Freddie Mac Gold Pool 3.5% 5/1/2045	8,887	8,374
Freddie Mac Gold Pool 3.5% 5/1/2046	2,381,666	2,257,320
Freddie Mac Gold Pool 3.5% 5/1/2047	3,040,350	2,835,528
Freddie Mac Gold Pool 3.5% 6/1/2032	668,015	660,810
Freddie Mac Gold Pool 3.5% 6/1/2040	196,700	189,136
Freddie Mac Gold Pool 3.5% 6/1/2045	672,224	636,134
Freddie Mac Gold Pool 3.5% 6/1/2045	109,438	103,802
Freddie Mac Gold Pool 3.5% 6/1/2045	62,749	59,528
Freddie Mac Gold Pool 3.5% 6/1/2052	43,727	40,740
Freddie Mac Gold Pool 3.5% 7/1/2032	969,990	959,636
Freddie Mac Gold Pool 3.5% 7/1/2040	18,692	17,919
Freddie Mac Gold Pool 3.5% 7/1/2042	544,288	519,320
Freddie Mac Gold Pool 3.5% 7/1/2046	36,737	34,716
Freddie Mac Gold Pool 3.5% 7/1/2047	153,543	145,455
Freddie Mac Gold Pool 3.5% 8/1/2034	296,895	292,797
Freddie Mac Gold Pool 3.5% 8/1/2040	127,341	122,193
Freddie Mac Gold Pool 3.5% 8/1/2045	5,767	5,445
Freddie Mac Gold Pool 3.5% 8/1/2046	7,147	6,785
Freddie Mac Gold Pool 3.5% 8/1/2047	239,442	226,753
Freddie Mac Gold Pool 3.5% 8/1/2047	27,838	26,363
Freddie Mac Gold Pool 3.5% 8/1/2047	19,093	18,081
Freddie Mac Gold Pool 3.5% 8/1/2049	17,308,280	16,282,885
Freddie Mac Gold Pool 3.5% 8/1/2051	1,425,133	1,333,133
Freddie Mac Gold Pool 3.5% 9/1/2040	101,884	97,894
Freddie Mac Gold Pool 3.5% 9/1/2042	811,468	773,827
Freddie Mac Gold Pool 3.5% 9/1/2042	686,906	654,744
Freddie Mac Gold Pool 3.5% 9/1/2046	330,459	312,276
Freddie Mac Gold Pool 3.5% 9/1/2047	5,933	5,618
Freddie Mac Gold Pool 3.5% 9/1/2047	5,526	5,233
Freddie Mac Gold Pool 4% 1/1/2036	524,767	524,621
Freddie Mac Gold Pool 4% 1/1/2039	58,553	58,042
Freddie Mac Gold Pool 4% 1/1/2041	19,215	18,986
Freddie Mac Gold Pool 4% 1/1/2041	8,266	8,143
Freddie Mac Gold Pool 4% 10/1/2041	326,715	321,874
Freddie Mac Gold Pool 4% 10/1/2042	10,619	10,502
Freddie Mac Gold Pool 4% 10/1/2042	7,390	7,249
Freddie Mac Gold Pool 4% 10/1/2045	20,267	19,873
Freddie Mac Gold Pool 4% 11/1/2041	52,032	51,167
Freddie Mac Gold Pool 4% 11/1/2041	7,371	7,301
Freddie Mac Gold Pool 4% 11/1/2042	2,666	2,648
Freddie Mac Gold Pool 4% 11/1/2043	7,319	7,193
Freddie Mac Gold Pool 4% 11/1/2047	415,182	402,635
Freddie Mac Gold Pool 4% 11/1/2051	80,919	78,484
Freddie Mac Gold Pool 4% 12/1/2040	11,131	10,993
Freddie Mac Gold Pool 4% 12/1/2047	670,276	650,019
Freddie Mac Gold Pool 4% 2/1/2039	6,314	6,252
Freddie Mac Gold Pool 4% 2/1/2042	26,401	26,029
Freddie Mac Gold Pool 4% 2/1/2043	18,045	17,694
Freddie Mac Gold Pool 4% 2/1/2044	37,447	36,716
Freddie Mac Gold Pool 4% 2/1/2044	22,625	22,138
Freddie Mac Gold Pool 4% 2/1/2045	456,129	446,835
Freddie Mac Gold Pool 4% 2/1/2046	166,253	162,829
Freddie Mac Gold Pool 4% 2/1/2046	5,113	4,989
Freddie Mac Gold Pool 4% 2/1/2046	2,309	2,254
Freddie Mac Gold Pool 4% 2/1/2048	427,960	415,829
Freddie Mac Gold Pool 4% 2/1/2048	44,356	43,113
Freddie Mac Gold Pool 4% 2/1/2050	98,347	94,865
Freddie Mac Gold Pool 4% 2/1/2052	40,384	39,156
Freddie Mac Gold Pool 4% 2/1/2052	36,531	35,420
Freddie Mac Gold Pool 4% 2/1/2053	10,762,307	10,367,804
Freddie Mac Gold Pool 4% 3/1/2042	24,690	24,272
Freddie Mac Gold Pool 4% 3/1/2042	24,207	23,847
Freddie Mac Gold Pool 4% 3/1/2042	9,720	9,539
Freddie Mac Gold Pool 4% 4/1/2040	1,216	1,205
Freddie Mac Gold Pool 4% 4/1/2042	14,474	14,207
Freddie Mac Gold Pool 4% 4/1/2042	13,200	13,033
Freddie Mac Gold Pool 4% 4/1/2042	10,504	10,367
Freddie Mac Gold Pool 4% 4/1/2042	5,805	5,697
Freddie Mac Gold Pool 4% 4/1/2043	541,315	532,429
Freddie Mac Gold Pool 4% 4/1/2043	29,205	28,695
Freddie Mac Gold Pool 4% 4/1/2043	17,648	17,452
Freddie Mac Gold Pool 4% 4/1/2046	159,670	155,893
Freddie Mac Gold Pool 4% 4/1/2048	152,056	147,746
Freddie Mac Gold Pool 4% 4/1/2048	127,367	123,756
Freddie Mac Gold Pool 4% 4/1/2048	68,918	66,965
Freddie Mac Gold Pool 4% 4/1/2048	26,227	25,484
Freddie Mac Gold Pool 4% 4/1/2048	7,580	7,365
Freddie Mac Gold Pool 4% 4/1/2052	85,301	82,654
Freddie Mac Gold Pool 4% 4/1/2052	59,619	57,769
Freddie Mac Gold Pool 4% 5/1/2038	723,771	719,045
Freddie Mac Gold Pool 4% 5/1/2042	48,346	47,659
Freddie Mac Gold Pool 4% 5/1/2043	6,288	6,174
Freddie Mac Gold Pool 4% 5/1/2045	57,166	55,837
Freddie Mac Gold Pool 4% 5/1/2048	897,698	872,532
Freddie Mac Gold Pool 4% 6/1/2038	30,027	29,765
Freddie Mac Gold Pool 4% 6/1/2038	22,181	22,002
Freddie Mac Gold Pool 4% 6/1/2041	14,258	14,035
Freddie Mac Gold Pool 4% 6/1/2041	3,882	3,861
Freddie Mac Gold Pool 4% 6/1/2045	37,708	36,889
Freddie Mac Gold Pool 4% 6/1/2047	2,585,926	2,518,281
Freddie Mac Gold Pool 4% 6/1/2047	179,732	175,255
Freddie Mac Gold Pool 4% 6/1/2052	47,264	45,797
Freddie Mac Gold Pool 4% 7/1/2043	21,206	20,775
Freddie Mac Gold Pool 4% 7/1/2045	107,090	104,716
Freddie Mac Gold Pool 4% 7/1/2052	73,341	71,065
Freddie Mac Gold Pool 4% 8/1/2038	152,968	151,635
Freddie Mac Gold Pool 4% 8/1/2038	115,031	114,028
Freddie Mac Gold Pool 4% 8/1/2043	23,073	22,754
Freddie Mac Gold Pool 4% 8/1/2044	14,164	13,870
Freddie Mac Gold Pool 4% 8/1/2044	9,801	9,635
Freddie Mac Gold Pool 4% 8/1/2052	45,463	44,052
Freddie Mac Gold Pool 4% 9/1/2041	40,606	40,018
Freddie Mac Gold Pool 4% 9/1/2041	14,861	14,644
Freddie Mac Gold Pool 4% 9/1/2041	13,581	13,358
Freddie Mac Gold Pool 4% 9/1/2041	13,478	13,302
Freddie Mac Gold Pool 4% 9/1/2043	1,777	1,766
Freddie Mac Gold Pool 4% 9/1/2044	37,872	37,109
Freddie Mac Gold Pool 4% 9/1/2051	98,811	95,868
Freddie Mac Gold Pool 4.5% 1/1/2040	13,144	13,255
Freddie Mac Gold Pool 4.5% 1/1/2041	16,473	16,610
Freddie Mac Gold Pool 4.5% 1/1/2041	8,193	8,262
Freddie Mac Gold Pool 4.5% 1/1/2041	3,001	3,026
Freddie Mac Gold Pool 4.5% 1/1/2042	401,347	404,670
Freddie Mac Gold Pool 4.5% 1/1/2045	16,844	16,947
Freddie Mac Gold Pool 4.5% 1/1/2047	29,721	29,755
Freddie Mac Gold Pool 4.5% 10/1/2039	79,237	79,902
Freddie Mac Gold Pool 4.5% 10/1/2039	18,694	18,850
Freddie Mac Gold Pool 4.5% 10/1/2039	7,398	7,460
Freddie Mac Gold Pool 4.5% 10/1/2039	1,328	1,340
Freddie Mac Gold Pool 4.5% 10/1/2040	38,489	38,808
Freddie Mac Gold Pool 4.5% 10/1/2040	20,886	21,054
Freddie Mac Gold Pool 4.5% 10/1/2041	98,450	99,232
Freddie Mac Gold Pool 4.5% 10/1/2043	24,803	24,949
Freddie Mac Gold Pool 4.5% 10/1/2048	528,924	529,850
Freddie Mac Gold Pool 4.5% 10/1/2048	81,548	81,309
Freddie Mac Gold Pool 4.5% 11/1/2031	3,625	3,637
Freddie Mac Gold Pool 4.5% 11/1/2039	1,027	1,036
Freddie Mac Gold Pool 4.5% 11/1/2040	9,296	9,373
Freddie Mac Gold Pool 4.5% 11/1/2040	4,318	4,354
Freddie Mac Gold Pool 4.5% 11/1/2040	460	464
Freddie Mac Gold Pool 4.5% 11/1/2044	129,861	130,697
Freddie Mac Gold Pool 4.5% 11/1/2044	7,335	7,387
Freddie Mac Gold Pool 4.5% 12/1/2039	838	845
Freddie Mac Gold Pool 4.5% 12/1/2039	742	748
Freddie Mac Gold Pool 4.5% 12/1/2040	14,063	14,176
Freddie Mac Gold Pool 4.5% 12/1/2040	12,134	12,231
Freddie Mac Gold Pool 4.5% 12/1/2040	1,827	1,841
Freddie Mac Gold Pool 4.5% 12/1/2044	25,871	26,037
Freddie Mac Gold Pool 4.5% 12/1/2044	7,421	7,473
Freddie Mac Gold Pool 4.5% 12/1/2045	72,571	73,181
Freddie Mac Gold Pool 4.5% 12/1/2046	30,084	30,118
Freddie Mac Gold Pool 4.5% 2/1/2037	1,229	1,239
Freddie Mac Gold Pool 4.5% 2/1/2040	4,219	4,255
Freddie Mac Gold Pool 4.5% 2/1/2041	56,869	57,342
Freddie Mac Gold Pool 4.5% 2/1/2041	18,381	18,533
Freddie Mac Gold Pool 4.5% 2/1/2041	16,023	16,149
Freddie Mac Gold Pool 4.5% 2/1/2041	15,993	16,117
Freddie Mac Gold Pool 4.5% 2/1/2041	14,986	15,110
Freddie Mac Gold Pool 4.5% 2/1/2041	13,231	13,341
Freddie Mac Gold Pool 4.5% 2/1/2041	12,040	12,140
Freddie Mac Gold Pool 4.5% 2/1/2041	9,789	9,871
Freddie Mac Gold Pool 4.5% 2/1/2041	6,849	6,903
Freddie Mac Gold Pool 4.5% 2/1/2044	12,043	12,122
Freddie Mac Gold Pool 4.5% 2/1/2047	135,392	135,544
Freddie Mac Gold Pool 4.5% 3/1/2041	153,934	155,203
Freddie Mac Gold Pool 4.5% 3/1/2041	63,103	63,625
Freddie Mac Gold Pool 4.5% 3/1/2041	15,731	15,862
Freddie Mac Gold Pool 4.5% 3/1/2041	15,359	15,486
Freddie Mac Gold Pool 4.5% 3/1/2041	10,109	10,192
Freddie Mac Gold Pool 4.5% 3/1/2041	4,052	4,085
Freddie Mac Gold Pool 4.5% 3/1/2042	3,656	3,686
Freddie Mac Gold Pool 4.5% 3/1/2042	2,775	2,798
Freddie Mac Gold Pool 4.5% 3/1/2044	11,294	11,361
Freddie Mac Gold Pool 4.5% 4/1/2041	190,268	191,839
Freddie Mac Gold Pool 4.5% 4/1/2041	21,668	21,835
Freddie Mac Gold Pool 4.5% 4/1/2041	21,195	21,367
Freddie Mac Gold Pool 4.5% 4/1/2041	5,489	5,531
Freddie Mac Gold Pool 4.5% 4/1/2041	2,532	2,553
Freddie Mac Gold Pool 4.5% 4/1/2041	1,320	1,330
Freddie Mac Gold Pool 4.5% 5/1/2035	6,523	6,578
Freddie Mac Gold Pool 4.5% 5/1/2039	51,328	51,780
Freddie Mac Gold Pool 4.5% 5/1/2040	3,148	3,176
Freddie Mac Gold Pool 4.5% 5/1/2040	2,692	2,714
Freddie Mac Gold Pool 4.5% 5/1/2041	23,089	23,274
Freddie Mac Gold Pool 4.5% 5/1/2041	22,620	22,794
Freddie Mac Gold Pool 4.5% 5/1/2041	14,795	14,917
Freddie Mac Gold Pool 4.5% 5/1/2045	127,342	128,082
Freddie Mac Gold Pool 4.5% 5/1/2047	344,926	345,206
Freddie Mac Gold Pool 4.5% 5/1/2047	264,023	264,237
Freddie Mac Gold Pool 4.5% 5/1/2047	118,832	118,928
Freddie Mac Gold Pool 4.5% 6/1/2038	7,989	8,057
Freddie Mac Gold Pool 4.5% 6/1/2039	4,709	4,749
Freddie Mac Gold Pool 4.5% 6/1/2040	5,798	5,847
Freddie Mac Gold Pool 4.5% 6/1/2040	1,237	1,248
Freddie Mac Gold Pool 4.5% 6/1/2041	21,184	21,362
Freddie Mac Gold Pool 4.5% 6/1/2041	17,865	18,006
Freddie Mac Gold Pool 4.5% 6/1/2041	17,536	17,675
Freddie Mac Gold Pool 4.5% 6/1/2041	14,850	14,975
Freddie Mac Gold Pool 4.5% 6/1/2041	9,099	9,172
Freddie Mac Gold Pool 4.5% 6/1/2041	6,978	7,040
Freddie Mac Gold Pool 4.5% 6/1/2041	2,914	2,937
Freddie Mac Gold Pool 4.5% 6/1/2041	1,160	1,170
Freddie Mac Gold Pool 4.5% 6/1/2047	494,958	495,360
Freddie Mac Gold Pool 4.5% 6/1/2047	137,350	137,805
Freddie Mac Gold Pool 4.5% 7/1/2040	28,875	29,117
Freddie Mac Gold Pool 4.5% 7/1/2040	12,779	12,883
Freddie Mac Gold Pool 4.5% 7/1/2040	11,192	11,285
Freddie Mac Gold Pool 4.5% 7/1/2040	2,127	2,145
Freddie Mac Gold Pool 4.5% 7/1/2041	10,753	10,842
Freddie Mac Gold Pool 4.5% 7/1/2044	6,024	6,058
Freddie Mac Gold Pool 4.5% 7/1/2047	256,308	257,237
Freddie Mac Gold Pool 4.5% 7/1/2047	209,623	209,793
Freddie Mac Gold Pool 4.5% 7/1/2047	111,584	111,953
Freddie Mac Gold Pool 4.5% 8/1/2033	3,068	3,092
Freddie Mac Gold Pool 4.5% 8/1/2035	1,093	1,102
Freddie Mac Gold Pool 4.5% 8/1/2035	420	423
Freddie Mac Gold Pool 4.5% 8/1/2039	1,259	1,269
Freddie Mac Gold Pool 4.5% 8/1/2040	9,910	9,992
Freddie Mac Gold Pool 4.5% 8/1/2040	8,187	8,255
Freddie Mac Gold Pool 4.5% 8/1/2040	2,607	2,629
Freddie Mac Gold Pool 4.5% 8/1/2040	1,612	1,625
Freddie Mac Gold Pool 4.5% 8/1/2041	72,581	73,179
Freddie Mac Gold Pool 4.5% 8/1/2041	14,628	14,749
Freddie Mac Gold Pool 4.5% 8/1/2041	10,228	10,308
Freddie Mac Gold Pool 4.5% 8/1/2041	7,643	7,706
Freddie Mac Gold Pool 4.5% 8/1/2041	2,502	2,523
Freddie Mac Gold Pool 4.5% 8/1/2041	969	977
Freddie Mac Gold Pool 4.5% 8/1/2055	1,154,331	1,135,901
Freddie Mac Gold Pool 4.5% 9/1/2039	41,426	41,789
Freddie Mac Gold Pool 4.5% 9/1/2039	1,400	1,412
Freddie Mac Gold Pool 4.5% 9/1/2039	571	576
Freddie Mac Gold Pool 4.5% 9/1/2040	18,266	18,417
Freddie Mac Gold Pool 4.5% 9/1/2041	173,486	174,937
Freddie Mac Gold Pool 4.5% 9/1/2041	97,071	97,873
Freddie Mac Gold Pool 4.5% 9/1/2041	72,982	73,583
Freddie Mac Gold Pool 4.5% 9/1/2041	16,425	16,561
Freddie Mac Gold Pool 4.5% 9/1/2041	3,263	3,290
Freddie Mac Gold Pool 5% 1/1/2035	70,961	72,370
Freddie Mac Gold Pool 5% 1/1/2037	3,377	3,452
Freddie Mac Gold Pool 5% 1/1/2040	32,588	33,397
Freddie Mac Gold Pool 5% 1/1/2041	3,667	3,763
Freddie Mac Gold Pool 5% 1/1/2053	1,122,335	1,132,578
Freddie Mac Gold Pool 5% 10/1/2033	8,630	8,804
Freddie Mac Gold Pool 5% 10/1/2033	5,954	6,069
Freddie Mac Gold Pool 5% 10/1/2033	607	619
Freddie Mac Gold Pool 5% 10/1/2033	360	367
Freddie Mac Gold Pool 5% 10/1/2052	2,211,438	2,236,460
Freddie Mac Gold Pool 5% 11/1/2034	83	84
Freddie Mac Gold Pool 5% 11/1/2035	4,911	5,021
Freddie Mac Gold Pool 5% 11/1/2037	962	984
Freddie Mac Gold Pool 5% 11/1/2040	6,170	6,322
Freddie Mac Gold Pool 5% 11/1/2052	562,217	568,403
Freddie Mac Gold Pool 5% 11/1/2052	527,203	534,486
Freddie Mac Gold Pool 5% 11/1/2053	1,162,270	1,179,416
Freddie Mac Gold Pool 5% 12/1/2033	7,452	7,605
Freddie Mac Gold Pool 5% 12/1/2033	3,346	3,414
Freddie Mac Gold Pool 5% 12/1/2033	1,371	1,397
Freddie Mac Gold Pool 5% 12/1/2034	2,554	2,610
Freddie Mac Gold Pool 5% 12/1/2034	2,108	2,154
Freddie Mac Gold Pool 5% 12/1/2035	13,054	13,350
Freddie Mac Gold Pool 5% 12/1/2052 (n)	1,237,369	1,250,983
Freddie Mac Gold Pool 5% 12/1/2052	328,333	331,433
Freddie Mac Gold Pool 5% 12/1/2052	299,341	302,634
Freddie Mac Gold Pool 5% 12/1/2052	267,458	269,983
Freddie Mac Gold Pool 5% 12/1/2052	26,452	26,577
Freddie Mac Gold Pool 5% 2/1/2035	8,914	9,074
Freddie Mac Gold Pool 5% 2/1/2040	8,239	8,451
Freddie Mac Gold Pool 5% 2/1/2041	12,268	12,590
Freddie Mac Gold Pool 5% 2/1/2041	8,185	8,400
Freddie Mac Gold Pool 5% 3/1/2041	16,788	17,219
Freddie Mac Gold Pool 5% 3/1/2041	11,740	12,049
Freddie Mac Gold Pool 5% 3/1/2041	2,170	2,189
Freddie Mac Gold Pool 5% 4/1/2034	2,768	2,825
Freddie Mac Gold Pool 5% 4/1/2035	19,609	20,007
Freddie Mac Gold Pool 5% 4/1/2035	7,098	7,255
Freddie Mac Gold Pool 5% 4/1/2035	5,031	5,142
Freddie Mac Gold Pool 5% 4/1/2036	41,837	42,763
Freddie Mac Gold Pool 5% 4/1/2040	45,221	46,376
Freddie Mac Gold Pool 5% 4/1/2041	3,674	3,771
Freddie Mac Gold Pool 5% 4/1/2041	828	850
Freddie Mac Gold Pool 5% 4/1/2054	141,022	143,014
Freddie Mac Gold Pool 5% 5/1/2034	3,317	3,383
Freddie Mac Gold Pool 5% 5/1/2034	1,635	1,667
Freddie Mac Gold Pool 5% 5/1/2034	1,605	1,640
Freddie Mac Gold Pool 5% 5/1/2034	419	427
Freddie Mac Gold Pool 5% 5/1/2035	18,973	19,388
Freddie Mac Gold Pool 5% 5/1/2035	530	540
Freddie Mac Gold Pool 5% 5/1/2040	8,277	8,482
Freddie Mac Gold Pool 5% 5/1/2041	14,795	15,183
Freddie Mac Gold Pool 5% 6/1/2035	3,476	3,549
Freddie Mac Gold Pool 5% 6/1/2035	1,555	1,589
Freddie Mac Gold Pool 5% 6/1/2038	1,803	1,847
Freddie Mac Gold Pool 5% 6/1/2038	1,699	1,740
Freddie Mac Gold Pool 5% 6/1/2040	27,718	28,417
Freddie Mac Gold Pool 5% 6/1/2040	22,962	23,543
Freddie Mac Gold Pool 5% 6/1/2041	691,436	709,294
Freddie Mac Gold Pool 5% 6/1/2041	14,898	15,290
Freddie Mac Gold Pool 5% 6/1/2052	252,254	255,896
Freddie Mac Gold Pool 5% 7/1/2034	183	187
Freddie Mac Gold Pool 5% 7/1/2035	122,177	124,754
Freddie Mac Gold Pool 5% 7/1/2035	16,725	17,096
Freddie Mac Gold Pool 5% 7/1/2035	2,535	2,592
Freddie Mac Gold Pool 5% 7/1/2035	2,104	2,151
Freddie Mac Gold Pool 5% 7/1/2035	768	786
Freddie Mac Gold Pool 5% 7/1/2035	760	777
Freddie Mac Gold Pool 5% 7/1/2035	713	729
Freddie Mac Gold Pool 5% 7/1/2035	412	421
Freddie Mac Gold Pool 5% 7/1/2035	233	238
Freddie Mac Gold Pool 5% 7/1/2040	6,073	6,220
Freddie Mac Gold Pool 5% 7/1/2040	1,336	1,370
Freddie Mac Gold Pool 5% 7/1/2041	13,211	13,558
Freddie Mac Gold Pool 5% 7/1/2041	12,315	12,611
Freddie Mac Gold Pool 5% 7/1/2041	11,485	11,786
Freddie Mac Gold Pool 5% 7/1/2041	10,798	11,082
Freddie Mac Gold Pool 5% 7/1/2041	7,664	7,862
Freddie Mac Gold Pool 5% 7/1/2041	5,403	5,496
Freddie Mac Gold Pool 5% 7/1/2041	4,490	4,587
Freddie Mac Gold Pool 5% 8/1/2033	2,266	2,311
Freddie Mac Gold Pool 5% 8/1/2033	758	773
Freddie Mac Gold Pool 5% 8/1/2034	29,917	30,528
Freddie Mac Gold Pool 5% 8/1/2035	2,138	2,183
Freddie Mac Gold Pool 5% 8/1/2035	752	769
Freddie Mac Gold Pool 5% 8/1/2035	485	494
Freddie Mac Gold Pool 5% 8/1/2036	926	947
Freddie Mac Gold Pool 5% 8/1/2040	22,880	23,440
Freddie Mac Gold Pool 5% 8/1/2040	2,013	2,062
Freddie Mac Gold Pool 5% 8/1/2055	1,289,407	1,298,355
Freddie Mac Gold Pool 5% 9/1/2033	6,896	7,029
Freddie Mac Gold Pool 5% 9/1/2035	11,682	11,945
Freddie Mac Gold Pool 5% 9/1/2035	951	972
Freddie Mac Gold Pool 5% 9/1/2035	103	106
Freddie Mac Gold Pool 5.5% 1/1/2055	3,641,569	3,732,166
Freddie Mac Gold Pool 5.5% 10/1/2054	3,636,478	3,725,812
Freddie Mac Gold Pool 5.5% 11/1/2054	3,358,685	3,456,939
Freddie Mac Gold Pool 5.5% 2/1/2054	206,131	209,842
Freddie Mac Gold Pool 5.5% 2/1/2055	13,269,209	13,441,755
Freddie Mac Gold Pool 5.5% 5/1/2053 (m)	4,156,848	4,260,264
Freddie Mac Gold Pool 5.5% 5/1/2054	220,642	223,661
Freddie Mac Gold Pool 5.5% 5/1/2055	3,920,351	3,971,330
Freddie Mac Gold Pool 5.5% 5/1/2055	692,075	703,216
Freddie Mac Gold Pool 5.5% 6/1/2055	2,434,638	2,466,297
Freddie Mac Gold Pool 5.5% 6/1/2055	919,366	934,482
Freddie Mac Gold Pool 5.5% 8/1/2055	1,897,195	1,950,323
Freddie Mac Gold Pool 5.5% 9/1/2053	10,970,927	11,274,723
Freddie Mac Gold Pool 5.5% 9/1/2054	7,329,900	7,425,214
Freddie Mac Gold Pool 5.5% 9/1/2054	2,885,926	2,962,233
Freddie Mac Gold Pool 6% 1/1/2029	1,350	1,382
Freddie Mac Gold Pool 6% 1/1/2029	153	157
Freddie Mac Gold Pool 6% 1/1/2029	60	61
Freddie Mac Gold Pool 6% 1/1/2029	41	42
Freddie Mac Gold Pool 6% 1/1/2032	1,696	1,762
Freddie Mac Gold Pool 6% 1/1/2032	1,036	1,076
Freddie Mac Gold Pool 6% 10/1/2032	861	897
Freddie Mac Gold Pool 6% 10/1/2054	1,471,759	1,533,731
Freddie Mac Gold Pool 6% 11/1/2029	103	106
Freddie Mac Gold Pool 6% 11/1/2031	1,125	1,168
Freddie Mac Gold Pool 6% 11/1/2032	9,332	9,700
Freddie Mac Gold Pool 6% 11/1/2053	312,336	323,121
Freddie Mac Gold Pool 6% 12/1/2032	450	468
Freddie Mac Gold Pool 6% 12/1/2037	26,028	27,658
Freddie Mac Gold Pool 6% 12/1/2037	6,637	7,033
Freddie Mac Gold Pool 6% 12/1/2052	351,610	365,619
Freddie Mac Gold Pool 6% 2/1/2029	191	195
Freddie Mac Gold Pool 6% 2/1/2029	105	107
Freddie Mac Gold Pool 6% 2/1/2029	87	89
Freddie Mac Gold Pool 6% 2/1/2029	65	66
Freddie Mac Gold Pool 6% 2/1/2029	40	41
Freddie Mac Gold Pool 6% 2/1/2055	1,033,094	1,076,596
Freddie Mac Gold Pool 6% 3/1/2029	491	503
Freddie Mac Gold Pool 6% 3/1/2029	168	172
Freddie Mac Gold Pool 6% 3/1/2029	89	91
Freddie Mac Gold Pool 6% 3/1/2029	72	74
Freddie Mac Gold Pool 6% 3/1/2029	72	74
Freddie Mac Gold Pool 6% 4/1/2028	18	19
Freddie Mac Gold Pool 6% 4/1/2029	80	82
Freddie Mac Gold Pool 6% 4/1/2029	24	25
Freddie Mac Gold Pool 6% 4/1/2029	19	19
Freddie Mac Gold Pool 6% 4/1/2029	15	15
Freddie Mac Gold Pool 6% 4/1/2031	867	897
Freddie Mac Gold Pool 6% 4/1/2033	2,969	3,091
Freddie Mac Gold Pool 6% 5/1/2029	159	163
Freddie Mac Gold Pool 6% 5/1/2029	75	77
Freddie Mac Gold Pool 6% 5/1/2033	20,879	21,620
Freddie Mac Gold Pool 6% 5/1/2054	4,506,217	4,697,373
Freddie Mac Gold Pool 6% 6/1/2029	881	902
Freddie Mac Gold Pool 6% 6/1/2029	168	172
Freddie Mac Gold Pool 6% 6/1/2029	62	63
Freddie Mac Gold Pool 6% 6/1/2031	297	308
Freddie Mac Gold Pool 6% 7/1/2028	34	35
Freddie Mac Gold Pool 6% 7/1/2029	278	285
Freddie Mac Gold Pool 6% 7/1/2029	183	188
Freddie Mac Gold Pool 6% 7/1/2029	156	160
Freddie Mac Gold Pool 6% 7/1/2029	140	144
Freddie Mac Gold Pool 6% 7/1/2029	136	140
Freddie Mac Gold Pool 6% 7/1/2029	131	135
Freddie Mac Gold Pool 6% 7/1/2029	92	94
Freddie Mac Gold Pool 6% 7/1/2029	69	71
Freddie Mac Gold Pool 6% 7/1/2029	53	55
Freddie Mac Gold Pool 6% 7/1/2029	25	25
Freddie Mac Gold Pool 6% 7/1/2032	2,234	2,316
Freddie Mac Gold Pool 6% 7/1/2033	2,870	2,997
Freddie Mac Gold Pool 6% 7/1/2037	2,229	2,363
Freddie Mac Gold Pool 6% 7/1/2039	6,198,864	6,429,191
Freddie Mac Gold Pool 6% 8/1/2029	109	111
Freddie Mac Gold Pool 6% 8/1/2037	21,922	23,180
Freddie Mac Gold Pool 6% 8/1/2055	3,638,412	3,789,628
Freddie Mac Gold Pool 6% 9/1/2033	17,012	17,740
Freddie Mac Gold Pool 6% 9/1/2054	14,068,228	14,597,964
Freddie Mac Gold Pool 6% 9/1/2054	13,785,188	14,391,502
Freddie Mac Gold Pool 6.5% 1/1/2032	6,854	7,163
Freddie Mac Gold Pool 6.5% 1/1/2054	1,475,485	1,551,520
Freddie Mac Gold Pool 6.5% 1/1/2054	839,011	882,890
Freddie Mac Gold Pool 6.5% 10/1/2032	6,447	6,769
Freddie Mac Gold Pool 6.5% 12/1/2052	315,204	328,369
Freddie Mac Gold Pool 6.5% 12/1/2053	330,124	348,225
Freddie Mac Gold Pool 6.5% 2/1/2037	1,214	1,269
Freddie Mac Gold Pool 6.5% 3/1/2032	40	42
Freddie Mac Gold Pool 6.5% 3/1/2036	61,088	63,977
Freddie Mac Gold Pool 6.5% 3/1/2037	1,075	1,152
Freddie Mac Gold Pool 6.5% 4/1/2032	638	668
Freddie Mac Gold Pool 6.5% 6/1/2054	3,330,078	3,510,271
Freddie Mac Gold Pool 6.5% 6/1/2054	645,487	682,633
Freddie Mac Gold Pool 6.5% 7/1/2032	168	177
Freddie Mac Gold Pool 6.5% 8/1/2032	2,494	2,612
Freddie Mac Gold Pool 6.5% 8/1/2032	1,676	1,757
Freddie Mac Gold Pool 6.5% 8/1/2032	1,635	1,716
Freddie Mac Gold Pool 6.5% 9/1/2039	85,260	91,465
Freddie Mac Gold Pool 6.5% 9/1/2053	140,217	147,761
Freddie Mac Gold Pool 6.5% 9/1/2054	9,009,394	9,539,130
Freddie Mac Gold Pool 6.5% 9/1/2054	775,902	820,797
Freddie Mac Gold Pool 7% 1/1/2036	3,424	3,624
Freddie Mac Gold Pool 7% 1/1/2054	1,055,725	1,118,672
Freddie Mac Gold Pool 7% 1/1/2054	1,012,909	1,075,281
Freddie Mac Gold Pool 7% 11/1/2026	230	232
Freddie Mac Gold Pool 7% 11/1/2034	5,640	5,964
Freddie Mac Gold Pool 7% 11/1/2034	5,014	5,338
Freddie Mac Gold Pool 7% 12/1/2026	163	164
Freddie Mac Gold Pool 7% 12/1/2053	123,116	129,672
Freddie Mac Gold Pool 7% 2/1/2054	552,796	585,757
Freddie Mac Gold Pool 7% 3/1/2054	21,923	23,319
Freddie Mac Gold Pool 7% 4/1/2032	2,072	2,176
Freddie Mac Gold Pool 7% 4/1/2032	976	1,034
Freddie Mac Gold Pool 7% 6/1/2054	935,321	991,966
Freddie Mac Gold Pool 7% 6/1/2054	924,373	982,810
Freddie Mac Gold Pool 7% 7/1/2029	8,191	8,585
Freddie Mac Gold Pool 7% 8/1/2026	340	341
Freddie Mac Gold Pool 7% 8/1/2054	405,416	431,173
Freddie Mac Gold Pool 7% 9/1/2026	542	545
Freddie Mac Gold Pool 7% 9/1/2035	14,131	14,980
Freddie Mac Gold Pool 7% 9/1/2054	574,188	608,424
Freddie Mac Gold Pool 7.5% 1/1/2027	13	13
Freddie Mac Gold Pool 7.5% 11/1/2030	90	95
Freddie Mac Gold Pool 7.5% 11/1/2030	14	15
Freddie Mac Gold Pool 7.5% 11/1/2031	292	312
Freddie Mac Gold Pool 7.5% 5/1/2031	147	155
Freddie Mac Gold Pool 7.5% 6/1/2026	3	3
Freddie Mac Gold Pool 7.5% 8/1/2030	256	269
Freddie Mac Gold Pool 8% 11/1/2031	588	619
Freddie Mac Gold Pool 8% 2/1/2030	31	32
Freddie Mac Gold Pool 8% 4/1/2030	11	11
Freddie Mac Gold Pool 8% 4/1/2032	79	83
Freddie Mac Gold Pool 8% 7/1/2030	242	256
Freddie Mac Gold Pool 8% 8/1/2030	548	572
Freddie Mac Gold Pool 8% 8/1/2030	31	33
Freddie Mac Gold Pool 8% 8/1/2030	16	17
Freddie Mac Gold Pool 8% 9/1/2030	27	28
Freddie Mac Gold Pool 8.5% 1/1/2028	6	6
Freddie Mac Gold Pool 8.5% 11/1/2026	5	5
Freddie Mac Gold Pool 8.5% 12/1/2027	9	9
Freddie Mac Gold Pool 8.5% 5/1/2027	8	8
Freddie Mac Gold Pool 8.5% 5/1/2027	2	3
Freddie Mac Gold Pool 8.5% 8/1/2026	11	11
Freddie Mac Gold Pool 8.5% 8/1/2027	209	214
Freddie Mac Gold Pool 8.5% 8/1/2027	179	182
Freddie Mac Gold Pool 8.5% 8/1/2027	8	8
Freddie Mac Gold Pool 8.5% 9/1/2029	35	36
Freddie Mac Manufactured Housing participation certificates 6% 3/1/2055	1,301,083	1,353,429
Freddie Mac Manufactured Housing participation certificates 6% 4/1/2055	1,590,182	1,653,663
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	2,098,358	2,217,312
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	1,874,331	1,981,756
Freddie Mac Manufactured Housing participation certificates 6.5% 3/1/2055	600,059	637,264
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.325%, 6.116% 1/1/2036 (b)(c)	14,312	14,544
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.375%, 5.987% 3/1/2036 (b)(c)	12,357	12,588
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.5%, 6.297% 3/1/2036 (b)(c)	9,417	9,662
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.665% 7/1/2036 (b)(c)	60,848	62,468
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.299% 12/1/2040 (b)(c)	88,546	91,933
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.432% 7/1/2041 (b)(c)	22,553	23,461
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.75%, 6.438% 9/1/2041 (b)(c)	161,226	167,850
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.864%, 6.864% 4/1/2036 (b)(c)	6,548	6,775
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.38% 10/1/2041 (b)(c)	181,549	189,360
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.63% 9/1/2041 (b)(c)	17,769	18,562
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.88%, 6.88% 4/1/2041 (b)(c)	3,246	3,387
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.535% 6/1/2041 (b)(c)	3,573	3,730
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.672% 6/1/2041 (b)(c)	45,162	47,161
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.777% 5/1/2041 (b)(c)	31,561	32,966
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.91%, 6.837% 5/1/2041 (b)(c)	41,126	42,951
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 1.934%, 6.731% 10/1/2042 (b)(c)	84,560	88,063
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.01%, 7.009% 4/1/2038 (b)(c)	5,345	5,577
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.031%, 6.658% 3/1/2033 (b)(c)	184	189
Freddie Mac Non Gold Pool 1 year FTSE USD IBOR Consumer Fallbacks + 2.045%, 6.684% 7/1/2036 (b)(c)	32,255	33,436
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.035%, 6.157% 6/1/2033 (b)(c)	67,909	68,986
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.23%, 6.48% 4/1/2034 (b)(c)	22,596	23,073
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.26%, 6.32% 6/1/2033 (b)(c)	12,863	13,091
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.375%, 6.465% 3/1/2035 (b)(c)	26,711	27,293
Freddie Mac Non Gold Pool 1 year U.S. Treasury Index + 2.548%, 6.548% 7/1/2035 (b)(c)	41,785	42,872
Freddie Mac Non Gold Pool 4% 9/1/2040	5,969	5,892
Freddie Mac Non Gold Pool 4.5% 9/1/2040	1,048	1,057
Freddie Mac Non Gold Pool 5.5% 4/1/2055	3,823,604	3,924,704
Freddie Mac Non Gold Pool 5.5% 7/1/2053	933,014	957,101
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.125%, 5.625% 8/1/2037 (b)(c)	5,041	5,064
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.165% 7/1/2035 (b)(c)	10,680	10,870
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.29% 1/1/2037 (b)(c)	14,905	15,216
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.665%, 6.29% 10/1/2036 (b)(c)	43,227	44,038
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 1.994%, 6.607% 10/1/2035 (b)(c)	52,307	53,531
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.01%, 6.51% 5/1/2037 (b)(c)	10,514	10,826
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 2.02%, 6.635% 6/1/2037 (b)(c)	21,746	22,361
Freddie Mac Non Gold Pool 6 month FTSE USD IBOR Consumer Fallbacks + 3.645%, 8.27% 10/1/2035 (b)(c)	93	96
Freddie Mac Non Gold Pool 6% 11/1/2054	1,123,373	1,167,780
Freddie Mac Non Gold Pool 6% 6/1/2053	537,129	558,194
Freddie Mac Non Gold Pool 6% 6/1/2053	490,121	508,423
Freddie Mac Non Gold Pool 6% 6/1/2054	5,790,259	6,013,718
Freddie Mac Non Gold Pool 6% 7/1/2053	373,909	388,573
Freddie Mac Non Gold Pool 6% 9/1/2053	531,188	549,530
Freddie Mac Non Gold Pool 6.5% 1/1/2055	1,152,152	1,210,806
Freddie Mac Non Gold Pool 6.5% 1/1/2055	1,122,708	1,188,809
Freddie Mac Non Gold Pool 6.5% 11/1/2054	485,536	514,085
Freddie Mac Non Gold Pool 6.5% 2/1/2055	1,289,731	1,366,069
Ginnie Mae I Pool 2.5% 1/20/2052	728,660	627,770
Ginnie Mae I Pool 2.5% 12/20/2051	1,137,573	980,065
Ginnie Mae I Pool 2.5% 12/20/2051	776,838	669,035
Ginnie Mae I Pool 2.5% 12/20/2051	605,179	521,387
Ginnie Mae I Pool 2.5% 8/20/2051	660,727	569,450
Ginnie Mae I Pool 2.5% 9/20/2051	584,208	503,136
Ginnie Mae I Pool 3% 12/15/2042	144,067	133,003
Ginnie Mae I Pool 3% 12/20/2042	179,201	165,968
Ginnie Mae I Pool 3% 2/15/2045	86,184	78,841
Ginnie Mae I Pool 3% 2/15/2045	76,701	70,329
Ginnie Mae I Pool 3% 2/20/2050	602,039	543,242
Ginnie Mae I Pool 3% 3/15/2045	141,407	129,402
Ginnie Mae I Pool 3% 3/20/2043	116,376	107,828
Ginnie Mae I Pool 3% 3/20/2043	47,862	44,378
Ginnie Mae I Pool 3% 4/15/2043	22,396	20,618
Ginnie Mae I Pool 3% 4/15/2043	18,156	16,779
Ginnie Mae I Pool 3% 4/15/2043	6,727	6,223
Ginnie Mae I Pool 3% 4/15/2043	6,341	5,929
Ginnie Mae I Pool 3% 4/15/2045	47,808	43,706
Ginnie Mae I Pool 3% 5/15/2042	21,192	19,647
Ginnie Mae I Pool 3% 5/15/2043	26,894	24,570
Ginnie Mae I Pool 3% 5/15/2043	21,078	19,453
Ginnie Mae I Pool 3% 5/15/2043	17,149	15,794
Ginnie Mae I Pool 3% 5/15/2043	13,762	12,732
Ginnie Mae I Pool 3% 5/15/2043	7,919	7,285
Ginnie Mae I Pool 3% 5/15/2045	1,833	1,674
Ginnie Mae I Pool 3% 6/15/2043	21,760	20,012
Ginnie Mae I Pool 3% 6/15/2043	18,271	16,922
Ginnie Mae I Pool 3% 6/15/2043	10,745	10,021
Ginnie Mae I Pool 3% 8/15/2043	6,315	5,826
Ginnie Mae I Pool 3% 8/15/2043	5,395	4,979
Ginnie Mae I Pool 3.5% 1/15/2041	7,805	7,441
Ginnie Mae I Pool 3.5% 1/15/2042	73,222	69,356
Ginnie Mae I Pool 3.5% 1/15/2042	63,266	60,050
Ginnie Mae I Pool 3.5% 1/15/2042	3,566	3,391
Ginnie Mae I Pool 3.5% 1/15/2042	1,455	1,383
Ginnie Mae I Pool 3.5% 1/15/2043	70,948	67,279
Ginnie Mae I Pool 3.5% 1/15/2043	4,897	4,649
Ginnie Mae I Pool 3.5% 10/15/2041	7,334	6,970
Ginnie Mae I Pool 3.5% 10/20/2052	1,591,043	1,476,081
Ginnie Mae I Pool 3.5% 11/15/2040	9,775	9,316
Ginnie Mae I Pool 3.5% 11/15/2042	161,346	153,073
Ginnie Mae I Pool 3.5% 12/15/2040	3,947	3,764
Ginnie Mae I Pool 3.5% 12/15/2041	62,059	58,904
Ginnie Mae I Pool 3.5% 12/15/2041	56,856	53,916
Ginnie Mae I Pool 3.5% 12/15/2041	40,053	38,135
Ginnie Mae I Pool 3.5% 12/15/2041	12,437	11,858
Ginnie Mae I Pool 3.5% 12/20/2049	69,990	64,774
Ginnie Mae I Pool 3.5% 12/20/2049	31,944	29,493
Ginnie Mae I Pool 3.5% 12/20/2049	24,830	22,987
Ginnie Mae I Pool 3.5% 12/20/2049	7,419	6,861
Ginnie Mae I Pool 3.5% 2/15/2042	67,564	64,220
Ginnie Mae I Pool 3.5% 2/15/2042	63,846	60,516
Ginnie Mae I Pool 3.5% 2/15/2042	57,375	54,358
Ginnie Mae I Pool 3.5% 2/15/2042	23,440	22,291
Ginnie Mae I Pool 3.5% 2/15/2042	4,832	4,593
Ginnie Mae I Pool 3.5% 2/15/2043	309,698	294,302
Ginnie Mae I Pool 3.5% 2/15/2043	16,849	15,985
Ginnie Mae I Pool 3.5% 2/15/2044	47,220	44,511
Ginnie Mae I Pool 3.5% 2/20/2043	95,015	90,386
Ginnie Mae I Pool 3.5% 3/15/2042	16,395	15,645
Ginnie Mae I Pool 3.5% 3/15/2042	12,950	12,330
Ginnie Mae I Pool 3.5% 3/15/2042	7,401	7,033
Ginnie Mae I Pool 3.5% 3/15/2043	5,223	4,950
Ginnie Mae I Pool 3.5% 3/20/2043	40,800	38,812
Ginnie Mae I Pool 3.5% 4/15/2043	266,338	253,158
Ginnie Mae I Pool 3.5% 4/15/2043	50,258	47,508
Ginnie Mae I Pool 3.5% 5/15/2042	20,835	19,865
Ginnie Mae I Pool 3.5% 5/15/2042	19,272	18,372
Ginnie Mae I Pool 3.5% 5/15/2043	20,765	19,746
Ginnie Mae I Pool 3.5% 5/15/2043	18,086	17,112
Ginnie Mae I Pool 3.5% 5/15/2043	13,453	12,809
Ginnie Mae I Pool 3.5% 5/15/2043	9,000	8,541
Ginnie Mae I Pool 3.5% 5/20/2046	55,961	52,210
Ginnie Mae I Pool 3.5% 5/20/2046	32,479	30,303
Ginnie Mae I Pool 3.5% 5/20/2046	30,160	28,138
Ginnie Mae I Pool 3.5% 5/20/2046	24,815	23,152
Ginnie Mae I Pool 3.5% 5/20/2046	24,006	22,398
Ginnie Mae I Pool 3.5% 5/20/2046	14,958	13,933
Ginnie Mae I Pool 3.5% 6/15/2042	4,766	4,522
Ginnie Mae I Pool 3.5% 6/15/2042	3,591	3,406
Ginnie Mae I Pool 3.5% 6/15/2043	35,655	33,719
Ginnie Mae I Pool 3.5% 6/15/2043	20,601	19,457
Ginnie Mae I Pool 3.5% 6/15/2043	18,689	17,726
Ginnie Mae I Pool 3.5% 6/15/2043	11,958	11,319
Ginnie Mae I Pool 3.5% 6/15/2043	10,577	10,101
Ginnie Mae I Pool 3.5% 6/15/2043	7,449	7,084
Ginnie Mae I Pool 3.5% 6/15/2043	3,611	3,418
Ginnie Mae I Pool 3.5% 6/20/2046	102,062	95,222
Ginnie Mae I Pool 3.5% 6/20/2046	35,527	33,146
Ginnie Mae I Pool 3.5% 6/20/2046	35,457	33,081
Ginnie Mae I Pool 3.5% 6/20/2046	32,572	30,389
Ginnie Mae I Pool 3.5% 6/20/2046	31,316	29,217
Ginnie Mae I Pool 3.5% 6/20/2046	19,002	17,728
Ginnie Mae I Pool 3.5% 6/20/2046	15,856	14,794
Ginnie Mae I Pool 3.5% 7/15/2042	45,451	43,131
Ginnie Mae I Pool 3.5% 7/15/2042	15,407	14,620
Ginnie Mae I Pool 3.5% 7/15/2042	5,151	4,885
Ginnie Mae I Pool 3.5% 7/15/2043	10,970	10,384
Ginnie Mae I Pool 3.5% 7/20/2043	85,151	80,659
Ginnie Mae I Pool 3.5% 7/20/2046	909,366	848,419
Ginnie Mae I Pool 3.5% 7/20/2052	8,638,335	8,022,939
Ginnie Mae I Pool 3.5% 8/15/2042	5,252	4,979
Ginnie Mae I Pool 3.5% 8/15/2043	14,357	13,577
Ginnie Mae I Pool 3.5% 8/15/2043	2,770	2,617
Ginnie Mae I Pool 3.5% 8/20/2052	5,092,887	4,730,069
Ginnie Mae I Pool 3.5% 9/15/2041	2,400	2,286
Ginnie Mae I Pool 3.5% 9/15/2042	14,446	13,680
Ginnie Mae I Pool 3.5% 9/15/2042	8,630	8,238
Ginnie Mae I Pool 3.5% 9/15/2042	6,026	5,711
Ginnie Mae I Pool 3.5% 9/15/2042	4,905	4,645
Ginnie Mae I Pool 3.5% 9/15/2042	2,877	2,727
Ginnie Mae I Pool 3.5% 9/15/2043	6,897	6,527
Ginnie Mae I Pool 3.5% 9/20/2052	2,851,997	2,648,821
Ginnie Mae I Pool 4% 1/15/2040	18,974	18,572
Ginnie Mae I Pool 4% 1/15/2040	18,415	17,990
Ginnie Mae I Pool 4% 1/15/2041	57,950	56,559
Ginnie Mae I Pool 4% 1/15/2041	10,288	10,038
Ginnie Mae I Pool 4% 1/15/2041	5,406	5,277
Ginnie Mae I Pool 4% 1/15/2041	4,509	4,399
Ginnie Mae I Pool 4% 1/15/2042	5,803	5,654
Ginnie Mae I Pool 4% 1/15/2043	26,977	26,245
Ginnie Mae I Pool 4% 1/15/2047	40,338	38,827
Ginnie Mae I Pool 4% 1/15/2047	38,831	37,377
Ginnie Mae I Pool 4% 1/15/2047	29,851	28,734
Ginnie Mae I Pool 4% 1/15/2047	14,225	13,693
Ginnie Mae I Pool 4% 10/15/2039	22,298	21,823
Ginnie Mae I Pool 4% 10/15/2040	65,903	64,345
Ginnie Mae I Pool 4% 10/15/2040	57,270	55,942
Ginnie Mae I Pool 4% 10/15/2040	55,216	53,917
Ginnie Mae I Pool 4% 10/15/2040	7,995	7,808
Ginnie Mae I Pool 4% 10/15/2040	5,640	5,508
Ginnie Mae I Pool 4% 10/15/2040	5,014	4,901
Ginnie Mae I Pool 4% 10/15/2040	3,560	3,479
Ginnie Mae I Pool 4% 10/15/2041	124,260	121,080
Ginnie Mae I Pool 4% 10/15/2041	58,020	56,593
Ginnie Mae I Pool 4% 10/15/2041	42,789	41,758
Ginnie Mae I Pool 4% 10/15/2041	31,843	31,068
Ginnie Mae I Pool 4% 10/15/2041	24,450	23,883
Ginnie Mae I Pool 4% 10/15/2041	22,126	21,563
Ginnie Mae I Pool 4% 10/15/2041	18,840	18,340
Ginnie Mae I Pool 4% 10/15/2041	13,634	13,312
Ginnie Mae I Pool 4% 10/15/2041	12,595	12,280
Ginnie Mae I Pool 4% 10/15/2041	11,652	11,370
Ginnie Mae I Pool 4% 10/15/2041	9,878	9,638
Ginnie Mae I Pool 4% 10/15/2041	7,135	6,949
Ginnie Mae I Pool 4% 10/15/2041	2,963	2,884
Ginnie Mae I Pool 4% 10/20/2042	208,151	202,572
Ginnie Mae I Pool 4% 11/15/2039	16,670	16,328
Ginnie Mae I Pool 4% 11/15/2040	16,337	15,944
Ginnie Mae I Pool 4% 11/15/2040	11,963	11,663
Ginnie Mae I Pool 4% 11/15/2040	4,894	4,784
Ginnie Mae I Pool 4% 11/15/2040	4,051	3,962
Ginnie Mae I Pool 4% 11/15/2040	3,271	3,203
Ginnie Mae I Pool 4% 11/15/2041	107,608	104,946
Ginnie Mae I Pool 4% 11/15/2041	30,254	29,462
Ginnie Mae I Pool 4% 11/15/2041	9,063	8,835
Ginnie Mae I Pool 4% 11/15/2041	4,416	4,311
Ginnie Mae I Pool 4% 11/15/2041	1,610	1,572
Ginnie Mae I Pool 4% 11/15/2041	1,107	1,082
Ginnie Mae I Pool 4% 11/15/2042	9,096	8,852
Ginnie Mae I Pool 4% 12/15/2039	37,851	36,987
Ginnie Mae I Pool 4% 12/15/2039	13,012	12,718
Ginnie Mae I Pool 4% 12/15/2040	9,931	9,691
Ginnie Mae I Pool 4% 12/15/2040	7,703	7,541
Ginnie Mae I Pool 4% 12/15/2040	6,483	6,320
Ginnie Mae I Pool 4% 12/15/2040	5,539	5,408
Ginnie Mae I Pool 4% 12/15/2040	4,426	4,315
Ginnie Mae I Pool 4% 12/15/2041	50,078	48,860
Ginnie Mae I Pool 4% 12/15/2041	34,468	33,581
Ginnie Mae I Pool 4% 12/15/2041	22,882	22,299
Ginnie Mae I Pool 4% 12/15/2041	14,959	14,578
Ginnie Mae I Pool 4% 12/15/2041	7,749	7,546
Ginnie Mae I Pool 4% 12/15/2041	6,682	6,531
Ginnie Mae I Pool 4% 12/15/2041	2,643	2,577
Ginnie Mae I Pool 4% 12/15/2042	8,066	7,857
Ginnie Mae I Pool 4% 12/15/2046	10,051	9,691
Ginnie Mae I Pool 4% 2/15/2040	55,553	54,252
Ginnie Mae I Pool 4% 2/15/2040	37,889	37,042
Ginnie Mae I Pool 4% 2/15/2040	37,181	36,306
Ginnie Mae I Pool 4% 2/15/2040	13,433	13,124
Ginnie Mae I Pool 4% 2/15/2041	15,907	15,533
Ginnie Mae I Pool 4% 2/15/2041	11,383	11,093
Ginnie Mae I Pool 4% 2/15/2041	7,542	7,357
Ginnie Mae I Pool 4% 2/15/2041	6,429	6,267
Ginnie Mae I Pool 4% 2/15/2041	4,720	4,609
Ginnie Mae I Pool 4% 2/15/2042	15,356	14,963
Ginnie Mae I Pool 4% 2/15/2045	53,530	51,916
Ginnie Mae I Pool 4% 3/15/2040	245,040	239,359
Ginnie Mae I Pool 4% 3/15/2040	3,079	3,005
Ginnie Mae I Pool 4% 3/15/2041	123,054	120,173
Ginnie Mae I Pool 4% 3/15/2041	14,093	13,728
Ginnie Mae I Pool 4% 3/15/2041	8,811	8,605
Ginnie Mae I Pool 4% 3/15/2042	55,167	53,732
Ginnie Mae I Pool 4% 3/15/2042	16,149	15,738
Ginnie Mae I Pool 4% 3/15/2042	12,506	12,170
Ginnie Mae I Pool 4% 3/15/2042	7,175	6,987
Ginnie Mae I Pool 4% 4/15/2040	32,106	31,340
Ginnie Mae I Pool 4% 4/15/2040	19,808	19,370
Ginnie Mae I Pool 4% 4/15/2041	6,337	6,186
Ginnie Mae I Pool 4% 4/15/2042	18,896	18,399
Ginnie Mae I Pool 4% 4/15/2043	59,046	57,421
Ginnie Mae I Pool 4% 4/15/2043	4,230	4,123
Ginnie Mae I Pool 4% 4/15/2046	344,462	333,858
Ginnie Mae I Pool 4% 4/20/2048	47,066	45,185
Ginnie Mae I Pool 4% 4/20/2048	43,275	41,546
Ginnie Mae I Pool 4% 5/15/2040	27,880	27,211
Ginnie Mae I Pool 4% 5/15/2041	4,714	4,623
Ginnie Mae I Pool 4% 5/15/2041	1,906	1,859
Ginnie Mae I Pool 4% 5/15/2042	2,171	2,153
Ginnie Mae I Pool 4% 5/15/2043	12,559	12,195
Ginnie Mae I Pool 4% 5/15/2043	11,322	10,994
Ginnie Mae I Pool 4% 5/15/2045	50,074	48,501
Ginnie Mae I Pool 4% 5/20/2049	82,646	78,930
Ginnie Mae I Pool 4% 6/15/2041	13,169	12,845
Ginnie Mae I Pool 4% 6/15/2041	7,303	7,113
Ginnie Mae I Pool 4% 6/15/2041	5,672	5,554
Ginnie Mae I Pool 4% 6/15/2042	13,866	13,483
Ginnie Mae I Pool 4% 6/15/2042	1,992	1,937
Ginnie Mae I Pool 4% 6/15/2043	11,342	11,027
Ginnie Mae I Pool 4% 6/15/2043	4,500	4,383
Ginnie Mae I Pool 4% 6/15/2045	13,361	12,965
Ginnie Mae I Pool 4% 7/15/2039	20,961	20,490
Ginnie Mae I Pool 4% 7/15/2039	5,962	5,832
Ginnie Mae I Pool 4% 7/15/2041	25,599	24,922
Ginnie Mae I Pool 4% 7/15/2041	9,601	9,362
Ginnie Mae I Pool 4% 7/15/2041	7,896	7,716
Ginnie Mae I Pool 4% 7/15/2041	4,046	3,943
Ginnie Mae I Pool 4% 7/15/2041	3,689	3,592
Ginnie Mae I Pool 4% 7/15/2041	2,559	2,496
Ginnie Mae I Pool 4% 7/15/2041	696	694
Ginnie Mae I Pool 4% 7/15/2045	36,471	35,317
Ginnie Mae I Pool 4% 7/15/2046	27,021	26,052
Ginnie Mae I Pool 4% 7/15/2046	24,748	23,860
Ginnie Mae I Pool 4% 8/15/2039	12,399	12,116
Ginnie Mae I Pool 4% 8/15/2039	9,192	8,976
Ginnie Mae I Pool 4% 8/15/2039	9,010	8,816
Ginnie Mae I Pool 4% 8/15/2040	4,636	4,529
Ginnie Mae I Pool 4% 8/15/2041	13,792	13,455
Ginnie Mae I Pool 4% 8/15/2041	9,031	8,820
Ginnie Mae I Pool 4% 8/15/2041	4,176	4,083
Ginnie Mae I Pool 4% 8/15/2042	45,226	43,981
Ginnie Mae I Pool 4% 8/15/2042	10,478	10,227
Ginnie Mae I Pool 4% 8/15/2042	2,924	2,856
Ginnie Mae I Pool 4% 8/15/2043	8,092	7,864
Ginnie Mae I Pool 4% 8/15/2043	6,483	6,290
Ginnie Mae I Pool 4% 8/15/2043	3,971	3,865
Ginnie Mae I Pool 4% 8/15/2043	3,759	3,647
Ginnie Mae I Pool 4% 9/15/2039	11,157	10,930
Ginnie Mae I Pool 4% 9/15/2040	5,079	4,962
Ginnie Mae I Pool 4% 9/15/2041	50,505	49,241
Ginnie Mae I Pool 4% 9/15/2041	13,392	13,064
Ginnie Mae I Pool 4% 9/15/2041	11,576	11,301
Ginnie Mae I Pool 4% 9/15/2041	5,112	4,980
Ginnie Mae I Pool 4% 9/15/2041	4,912	4,780
Ginnie Mae I Pool 4% 9/15/2041	4,749	4,631
Ginnie Mae I Pool 4% 9/15/2041	3,588	3,502
Ginnie Mae I Pool 4% 9/15/2041	1,965	1,923
Ginnie Mae I Pool 4.5% 1/15/2041	1,954	1,958
Ginnie Mae I Pool 4.5% 10/15/2039	14,996	15,030
Ginnie Mae I Pool 4.5% 10/15/2039	7,612	7,634
Ginnie Mae I Pool 4.5% 10/15/2039	5,073	5,089
Ginnie Mae I Pool 4.5% 10/15/2039	1,862	1,867
Ginnie Mae I Pool 4.5% 10/15/2040	4,385	4,396
Ginnie Mae I Pool 4.5% 11/15/2039	43,133	43,231
Ginnie Mae I Pool 4.5% 11/15/2039	25,045	25,110
Ginnie Mae I Pool 4.5% 11/15/2039	18,122	18,171
Ginnie Mae I Pool 4.5% 11/15/2039	16,368	16,412
Ginnie Mae I Pool 4.5% 11/15/2039	14,665	14,705
Ginnie Mae I Pool 4.5% 11/15/2039	10,787	10,822
Ginnie Mae I Pool 4.5% 11/15/2039	9,184	9,209
Ginnie Mae I Pool 4.5% 11/15/2039	6,017	6,033
Ginnie Mae I Pool 4.5% 11/15/2039	5,445	5,461
Ginnie Mae I Pool 4.5% 11/15/2039	5,099	5,114
Ginnie Mae I Pool 4.5% 11/15/2039	2,783	2,790
Ginnie Mae I Pool 4.5% 11/15/2039	2,083	2,089
Ginnie Mae I Pool 4.5% 11/15/2039	1,911	1,916
Ginnie Mae I Pool 4.5% 11/15/2039	1,251	1,254
Ginnie Mae I Pool 4.5% 12/15/2039	10,620	10,654
Ginnie Mae I Pool 4.5% 2/15/2040	32,946	33,012
Ginnie Mae I Pool 4.5% 2/15/2040	30,724	30,808
Ginnie Mae I Pool 4.5% 2/15/2040	20,941	21,002
Ginnie Mae I Pool 4.5% 2/15/2040	18,731	18,783
Ginnie Mae I Pool 4.5% 2/15/2040	14,998	15,045
Ginnie Mae I Pool 4.5% 2/15/2040	11,823	11,855
Ginnie Mae I Pool 4.5% 2/15/2040	10,433	10,462
Ginnie Mae I Pool 4.5% 2/15/2040	10,174	10,205
Ginnie Mae I Pool 4.5% 2/15/2040	2,893	2,901
Ginnie Mae I Pool 4.5% 2/15/2040	2,834	2,842
Ginnie Mae I Pool 4.5% 2/15/2040	2,177	2,183
Ginnie Mae I Pool 4.5% 2/15/2040	1,265	1,268
Ginnie Mae I Pool 4.5% 2/15/2040	689	690
Ginnie Mae I Pool 4.5% 2/15/2041	11,616	11,637
Ginnie Mae I Pool 4.5% 3/15/2040	72,938	73,141
Ginnie Mae I Pool 4.5% 3/15/2040	9,117	9,141
Ginnie Mae I Pool 4.5% 3/15/2040	8,380	8,403
Ginnie Mae I Pool 4.5% 3/15/2040	5,905	5,922
Ginnie Mae I Pool 4.5% 3/15/2041	170,141	170,528
Ginnie Mae I Pool 4.5% 3/15/2041	5,240	5,254
Ginnie Mae I Pool 4.5% 3/15/2041	4,316	4,327
Ginnie Mae I Pool 4.5% 3/15/2041	1,150	1,153
Ginnie Mae I Pool 4.5% 4/15/2040	31,827	31,920
Ginnie Mae I Pool 4.5% 4/15/2040	26,438	26,495
Ginnie Mae I Pool 4.5% 4/15/2040	20,223	20,270
Ginnie Mae I Pool 4.5% 4/15/2040	11,533	11,561
Ginnie Mae I Pool 4.5% 4/15/2040	4,724	4,733
Ginnie Mae I Pool 4.5% 4/15/2040	4,602	4,611
Ginnie Mae I Pool 4.5% 5/15/2039	5,831	5,848
Ginnie Mae I Pool 4.5% 5/15/2040	38,251	38,356
Ginnie Mae I Pool 4.5% 5/15/2040	5,040	5,052
Ginnie Mae I Pool 4.5% 5/15/2041	159	158
Ginnie Mae I Pool 4.5% 6/15/2039	19,958	20,020
Ginnie Mae I Pool 4.5% 6/15/2039	18,612	18,666
Ginnie Mae I Pool 4.5% 6/15/2039	5,838	5,855
Ginnie Mae I Pool 4.5% 6/15/2039	4,748	4,762
Ginnie Mae I Pool 4.5% 6/15/2039	3,975	3,987
Ginnie Mae I Pool 4.5% 6/15/2040	143,015	143,323
Ginnie Mae I Pool 4.5% 6/15/2040	83,834	84,067
Ginnie Mae I Pool 4.5% 6/15/2040	38,744	38,846
Ginnie Mae I Pool 4.5% 6/15/2040	21,372	21,431
Ginnie Mae I Pool 4.5% 6/15/2040	20,679	20,735
Ginnie Mae I Pool 4.5% 6/15/2040	17,943	17,991
Ginnie Mae I Pool 4.5% 6/15/2040	16,590	16,634
Ginnie Mae I Pool 4.5% 6/15/2040	4,170	4,181
Ginnie Mae I Pool 4.5% 6/15/2040	2,760	2,767
Ginnie Mae I Pool 4.5% 6/15/2041	265,875	266,525
Ginnie Mae I Pool 4.5% 7/15/2039	16,197	16,246
Ginnie Mae I Pool 4.5% 7/15/2039	2,362	2,369
Ginnie Mae I Pool 4.5% 7/15/2040	62,254	62,425
Ginnie Mae I Pool 4.5% 7/15/2040	55,294	55,446
Ginnie Mae I Pool 4.5% 7/15/2040	42,247	42,366
Ginnie Mae I Pool 4.5% 7/15/2040	32,088	32,176
Ginnie Mae I Pool 4.5% 7/15/2040	29,672	29,754
Ginnie Mae I Pool 4.5% 7/15/2040	27,241	27,313
Ginnie Mae I Pool 4.5% 7/15/2040	7,501	7,521
Ginnie Mae I Pool 4.5% 7/15/2040	3,507	3,516
Ginnie Mae I Pool 4.5% 7/15/2040	2,523	2,530
Ginnie Mae I Pool 4.5% 7/15/2040	825	827
Ginnie Mae I Pool 4.5% 8/15/2039	165,097	165,579
Ginnie Mae I Pool 4.5% 8/15/2039	103,756	104,060
Ginnie Mae I Pool 4.5% 8/15/2039	83,511	83,759
Ginnie Mae I Pool 4.5% 8/15/2039	33,776	33,872
Ginnie Mae I Pool 4.5% 8/15/2039	20,170	20,231
Ginnie Mae I Pool 4.5% 8/15/2039	3,118	3,127
Ginnie Mae I Pool 4.5% 8/15/2040	18,451	18,480
Ginnie Mae I Pool 4.5% 8/15/2040	10,632	10,661
Ginnie Mae I Pool 4.5% 8/15/2040	7,328	7,347
Ginnie Mae I Pool 4.5% 8/15/2040	3,242	3,250
Ginnie Mae I Pool 4.5% 8/15/2040	2,941	2,949
Ginnie Mae I Pool 4.5% 8/15/2040	2,220	2,226
Ginnie Mae I Pool 4.5% 8/15/2040	2,029	2,035
Ginnie Mae I Pool 4.5% 8/15/2041	8,657	8,681
Ginnie Mae I Pool 4.5% 9/15/2033	217	218
Ginnie Mae I Pool 4.5% 9/15/2039	30,671	30,760
Ginnie Mae I Pool 4.5% 9/15/2039	14,965	15,010
Ginnie Mae I Pool 4.5% 9/15/2039	9,604	9,631
Ginnie Mae I Pool 4.5% 9/15/2039	9,160	9,188
Ginnie Mae I Pool 4.5% 9/15/2040	11,814	11,847
Ginnie Mae I Pool 4.5% 9/15/2040	5,100	5,114
Ginnie Mae I Pool 5% 1/15/2034	1,887	1,919
Ginnie Mae I Pool 5% 1/15/2040	2,263	2,312
Ginnie Mae I Pool 5% 1/15/2040	1,152	1,171
Ginnie Mae I Pool 5% 10/15/2033	1,517	1,543
Ginnie Mae I Pool 5% 10/15/2033	260	265
Ginnie Mae I Pool 5% 10/15/2034	1,519	1,544
Ginnie Mae I Pool 5% 10/15/2039	11,581	11,827
Ginnie Mae I Pool 5% 10/15/2039	10,092	10,309
Ginnie Mae I Pool 5% 10/15/2039	8,059	8,233
Ginnie Mae I Pool 5% 10/15/2039	5,285	5,396
Ginnie Mae I Pool 5% 10/15/2039	5,262	5,374
Ginnie Mae I Pool 5% 11/15/2033	922	938
Ginnie Mae I Pool 5% 11/15/2039	12,342	12,610
Ginnie Mae I Pool 5% 11/15/2039	12,075	12,328
Ginnie Mae I Pool 5% 11/15/2039	10,195	10,415
Ginnie Mae I Pool 5% 11/15/2039	7,646	7,811
Ginnie Mae I Pool 5% 11/15/2039	2,573	2,628
Ginnie Mae I Pool 5% 11/15/2039	1,964	2,006
Ginnie Mae I Pool 5% 11/15/2040	10,258	10,480
Ginnie Mae I Pool 5% 11/15/2040	2,786	2,850
Ginnie Mae I Pool 5% 12/15/2032	401	407
Ginnie Mae I Pool 5% 12/15/2037	9,765	9,971
Ginnie Mae I Pool 5% 12/15/2039	11,218	11,461
Ginnie Mae I Pool 5% 12/15/2039	7,844	8,017
Ginnie Mae I Pool 5% 12/15/2039	7,404	7,562
Ginnie Mae I Pool 5% 2/15/2033	701	711
Ginnie Mae I Pool 5% 2/15/2039	2,379	2,430
Ginnie Mae I Pool 5% 2/15/2040	3,617	3,695
Ginnie Mae I Pool 5% 3/15/2033	446	453
Ginnie Mae I Pool 5% 3/15/2040	7,242	7,396
Ginnie Mae I Pool 5% 3/15/2041	12,436	12,714
Ginnie Mae I Pool 5% 3/15/2041	5,604	5,725
Ginnie Mae I Pool 5% 3/15/2041	3,106	3,173
Ginnie Mae I Pool 5% 4/15/2033	2,601	2,643
Ginnie Mae I Pool 5% 4/15/2039	3,139	3,204
Ginnie Mae I Pool 5% 4/15/2040	106,785	109,094
Ginnie Mae I Pool 5% 4/15/2040	80,520	82,251
Ginnie Mae I Pool 5% 4/15/2040	7,832	8,003
Ginnie Mae I Pool 5% 4/15/2040	3,805	3,888
Ginnie Mae I Pool 5% 4/15/2040	2,141	2,188
Ginnie Mae I Pool 5% 4/15/2040	1,347	1,376
Ginnie Mae I Pool 5% 4/15/2041	16,257	16,627
Ginnie Mae I Pool 5% 4/15/2041	7,693	7,865
Ginnie Mae I Pool 5% 4/15/2041	4,370	4,464
Ginnie Mae I Pool 5% 4/15/2041	2,480	2,535
Ginnie Mae I Pool 5% 4/20/2048	1,003,443	1,026,322
Ginnie Mae I Pool 5% 5/15/2038	4,340	4,433
Ginnie Mae I Pool 5% 5/15/2039	26,550	27,109
Ginnie Mae I Pool 5% 5/15/2039	12,647	12,914
Ginnie Mae I Pool 5% 5/15/2040	7,892	8,064
Ginnie Mae I Pool 5% 5/15/2040	4,728	4,827
Ginnie Mae I Pool 5% 5/15/2040	4,249	4,341
Ginnie Mae I Pool 5% 5/15/2040	1,687	1,725
Ginnie Mae I Pool 5% 6/15/2033	346	352
Ginnie Mae I Pool 5% 6/15/2039	4,032	4,117
Ginnie Mae I Pool 5% 6/15/2039	1,239	1,265
Ginnie Mae I Pool 5% 6/15/2040	236,953	242,075
Ginnie Mae I Pool 5% 6/15/2040	15,359	15,706
Ginnie Mae I Pool 5% 6/15/2040	9,702	9,921
Ginnie Mae I Pool 5% 6/15/2040	6,898	7,048
Ginnie Mae I Pool 5% 6/15/2040	4,875	4,983
Ginnie Mae I Pool 5% 6/15/2040	2,154	2,202
Ginnie Mae I Pool 5% 6/15/2041	18,757	19,170
Ginnie Mae I Pool 5% 6/15/2041	2,624	2,683
Ginnie Mae I Pool 5% 6/15/2041	2,005	2,047
Ginnie Mae I Pool 5% 7/15/2039	19,908	20,327
Ginnie Mae I Pool 5% 7/15/2039	12,642	12,910
Ginnie Mae I Pool 5% 7/15/2039	1,785	1,822
Ginnie Mae I Pool 5% 7/15/2040	16,844	17,209
Ginnie Mae I Pool 5% 7/15/2040	13,101	13,386
Ginnie Mae I Pool 5% 7/15/2040	12,850	13,126
Ginnie Mae I Pool 5% 7/15/2040	8,774	8,968
Ginnie Mae I Pool 5% 7/15/2040	7,138	7,294
Ginnie Mae I Pool 5% 7/15/2040	7,045	7,199
Ginnie Mae I Pool 5% 7/15/2040	3,303	3,375
Ginnie Mae I Pool 5% 7/15/2040	1,351	1,380
Ginnie Mae I Pool 5% 8/15/2033	682	692
Ginnie Mae I Pool 5% 8/15/2033	516	525
Ginnie Mae I Pool 5% 8/15/2039	10,100	10,315
Ginnie Mae I Pool 5% 8/15/2039	9,653	9,859
Ginnie Mae I Pool 5% 8/15/2039	6,270	6,405
Ginnie Mae I Pool 5% 8/15/2039	5,679	5,800
Ginnie Mae I Pool 5% 8/15/2039	4,369	4,464
Ginnie Mae I Pool 5% 8/15/2039	3,954	4,039
Ginnie Mae I Pool 5% 8/15/2039	1,644	1,679
Ginnie Mae I Pool 5% 8/15/2039	1,344	1,372
Ginnie Mae I Pool 5% 8/15/2039	1,300	1,329
Ginnie Mae I Pool 5% 8/15/2040	20,293	20,736
Ginnie Mae I Pool 5% 8/15/2040	17,643	18,027
Ginnie Mae I Pool 5% 8/15/2040	15,210	15,543
Ginnie Mae I Pool 5% 8/15/2040	7,454	7,618
Ginnie Mae I Pool 5% 8/15/2040	3,713	3,794
Ginnie Mae I Pool 5% 8/15/2041	1,488	1,520
Ginnie Mae I Pool 5% 9/15/2033	258	259
Ginnie Mae I Pool 5% 9/15/2033	211	214
Ginnie Mae I Pool 5% 9/15/2037	2,584	2,639
Ginnie Mae I Pool 5% 9/15/2039	64,899	66,270
Ginnie Mae I Pool 5% 9/15/2039	17,186	17,553
Ginnie Mae I Pool 5% 9/15/2039	9,466	9,669
Ginnie Mae I Pool 5% 9/15/2039	7,019	7,169
Ginnie Mae I Pool 5% 9/15/2039	6,469	6,610
Ginnie Mae I Pool 5% 9/15/2039	5,799	5,923
Ginnie Mae I Pool 5% 9/15/2039	4,665	4,765
Ginnie Mae I Pool 5% 9/15/2039	4,461	4,557
Ginnie Mae I Pool 5% 9/15/2039	3,815	3,896
Ginnie Mae I Pool 5% 9/15/2039	2,833	2,893
Ginnie Mae I Pool 5% 9/15/2039	2,225	2,273
Ginnie Mae I Pool 5% 9/15/2039	2,077	2,121
Ginnie Mae I Pool 5% 9/15/2039	1,924	1,965
Ginnie Mae I Pool 5% 9/15/2040	12,772	13,048
Ginnie Mae I Pool 5% 9/15/2040	9,162	9,370
Ginnie Mae I Pool 5% 9/15/2040	8,302	8,484
Ginnie Mae I Pool 5% 9/15/2040	4,917	5,025
Ginnie Mae I Pool 5% 9/15/2041	180,579	184,444
Ginnie Mae I Pool 5.47% 8/20/2059 (c)(g)	1,221	1,217
Ginnie Mae I Pool 5.5% 1/15/2034	324	333
Ginnie Mae I Pool 5.5% 1/15/2039	10,923	11,294
Ginnie Mae I Pool 5.5% 10/15/2035	8,695	8,952
Ginnie Mae I Pool 5.5% 11/15/2033	331	339
Ginnie Mae I Pool 5.5% 12/15/2038	976	1,008
Ginnie Mae I Pool 5.5% 2/15/2034	31	31
Ginnie Mae I Pool 5.5% 2/15/2037	236	244
Ginnie Mae I Pool 5.5% 2/15/2038	858	887
Ginnie Mae I Pool 5.5% 3/15/2034	1,515	1,554
Ginnie Mae I Pool 5.5% 3/15/2034	474	485
Ginnie Mae I Pool 5.5% 3/15/2039	2,239	2,314
Ginnie Mae I Pool 5.5% 3/20/2054	2,475,001	2,540,996
Ginnie Mae I Pool 5.5% 4/15/2034	1,034	1,061
Ginnie Mae I Pool 5.5% 4/15/2034	597	611
Ginnie Mae I Pool 5.5% 4/15/2034	424	435
Ginnie Mae I Pool 5.5% 5/15/2034	5,183	5,328
Ginnie Mae I Pool 5.5% 5/15/2034	1,527	1,567
Ginnie Mae I Pool 5.5% 5/15/2034	696	715
Ginnie Mae I Pool 5.5% 5/15/2034	624	641
Ginnie Mae I Pool 5.5% 5/15/2034	438	449
Ginnie Mae I Pool 5.5% 5/15/2034	352	362
Ginnie Mae I Pool 5.5% 5/15/2037	233	240
Ginnie Mae I Pool 5.5% 5/15/2039	10,515	10,873
Ginnie Mae I Pool 5.5% 6/15/2033	785	803
Ginnie Mae I Pool 5.5% 6/15/2039	2,108	2,178
Ginnie Mae I Pool 5.5% 6/15/2039	746	764
Ginnie Mae I Pool 5.5% 7/15/2033	1,418	1,456
Ginnie Mae I Pool 5.5% 7/15/2037	1,009	1,042
Ginnie Mae I Pool 5.5% 7/15/2037	297	307
Ginnie Mae I Pool 5.5% 7/15/2038	1,969	2,019
Ginnie Mae I Pool 5.5% 7/15/2038	509	526
Ginnie Mae I Pool 5.5% 7/15/2039	13,204	13,666
Ginnie Mae I Pool 5.5% 8/15/2033	3,919	4,024
Ginnie Mae I Pool 5.5% 9/15/2039	54,138	56,034
Ginnie Mae I Pool 5.5% 9/15/2039	38,097	39,428
Ginnie Mae I Pool 6% 10/15/2030	6,049	6,233
Ginnie Mae I Pool 6% 10/15/2039	2,617	2,755
Ginnie Mae I Pool 6% 11/15/2037	632	662
Ginnie Mae I Pool 6% 11/15/2039	7,382	7,776
Ginnie Mae I Pool 6% 11/15/2039	5,959	6,276
Ginnie Mae I Pool 6% 11/15/2039	2,829	2,976
Ginnie Mae I Pool 6% 11/15/2039	2,293	2,406
Ginnie Mae I Pool 6% 11/15/2039	1,958	2,048
Ginnie Mae I Pool 6% 11/15/2039	1,116	1,174
Ginnie Mae I Pool 6% 11/15/2039	1,101	1,156
Ginnie Mae I Pool 6% 12/15/2034	1,240	1,293
Ginnie Mae I Pool 6% 5/15/2040	139,232	146,070
Ginnie Mae I Pool 6% 6/15/2036	933,107	975,862
Ginnie Mae I Pool 6.5% 10/15/2034	6,468	6,874
Ginnie Mae I Pool 6.5% 10/15/2034	1,731	1,831
Ginnie Mae I Pool 6.5% 10/15/2034	1,490	1,587
Ginnie Mae I Pool 6.5% 10/15/2034	329	348
Ginnie Mae I Pool 6.5% 10/15/2034	139	147
Ginnie Mae I Pool 6.5% 10/15/2035	5,995	6,413
Ginnie Mae I Pool 6.5% 10/15/2036	1,917	2,043
Ginnie Mae I Pool 6.5% 11/15/2034	1,820	1,897
Ginnie Mae I Pool 6.5% 2/15/2035	1,847	1,962
Ginnie Mae I Pool 6.5% 3/15/2035	1,032	1,079
Ginnie Mae I Pool 6.5% 6/15/2037	3,291	3,504
Ginnie Mae I Pool 6.5% 7/15/2035	980	1,043
Ginnie Mae I Pool 6.5% 8/15/2034	8,272	8,767
Ginnie Mae I Pool 6.5% 8/15/2034	328	342
Ginnie Mae I Pool 6.5% 8/15/2036	1,392	1,483
Ginnie Mae I Pool 6.5% 9/15/2034	2,433	2,578
Ginnie Mae I Pool 6.5% 9/15/2034	217	231
Ginnie Mae I Pool 6.5% 9/15/2035	385	397
Ginnie Mae I Pool 7% 1/15/2027	8	7
Ginnie Mae I Pool 7% 1/15/2028	298	299
Ginnie Mae I Pool 7% 1/15/2028	149	152
Ginnie Mae I Pool 7% 1/15/2028	129	131
Ginnie Mae I Pool 7% 1/15/2028	100	102
Ginnie Mae I Pool 7% 1/15/2028	86	87
Ginnie Mae I Pool 7% 1/15/2028	82	83
Ginnie Mae I Pool 7% 1/15/2028	47	48
Ginnie Mae I Pool 7% 1/15/2028	33	34
Ginnie Mae I Pool 7% 1/15/2028	27	27
Ginnie Mae I Pool 7% 1/15/2028	12	12
Ginnie Mae I Pool 7% 1/15/2028	4	3
Ginnie Mae I Pool 7% 1/15/2029	391	399
Ginnie Mae I Pool 7% 1/15/2029	209	212
Ginnie Mae I Pool 7% 1/15/2029	197	201
Ginnie Mae I Pool 7% 1/15/2029	152	155
Ginnie Mae I Pool 7% 1/15/2029	98	99
Ginnie Mae I Pool 7% 1/15/2029	82	84
Ginnie Mae I Pool 7% 1/15/2029	59	60
Ginnie Mae I Pool 7% 1/15/2030	886	906
Ginnie Mae I Pool 7% 1/15/2030	80	82
Ginnie Mae I Pool 7% 1/15/2031	1,314	1,358
Ginnie Mae I Pool 7% 1/15/2031	229	235
Ginnie Mae I Pool 7% 1/15/2032	1,132	1,171
Ginnie Mae I Pool 7% 10/15/2026	39	39
Ginnie Mae I Pool 7% 10/15/2028	794	808
Ginnie Mae I Pool 7% 10/15/2028	400	407
Ginnie Mae I Pool 7% 10/15/2028	141	143
Ginnie Mae I Pool 7% 10/15/2028	93	94
Ginnie Mae I Pool 7% 10/15/2028	36	36
Ginnie Mae I Pool 7% 10/15/2028	20	20
Ginnie Mae I Pool 7% 10/15/2028	14	14
Ginnie Mae I Pool 7% 10/15/2028	11	11
Ginnie Mae I Pool 7% 10/15/2029	464	476
Ginnie Mae I Pool 7% 10/15/2029	107	110
Ginnie Mae I Pool 7% 10/15/2030	242	248
Ginnie Mae I Pool 7% 10/15/2031	1,564	1,622
Ginnie Mae I Pool 7% 10/15/2031	478	487
Ginnie Mae I Pool 7% 10/15/2031	384	396
Ginnie Mae I Pool 7% 10/15/2031	309	320
Ginnie Mae I Pool 7% 10/15/2031	52	54
Ginnie Mae I Pool 7% 10/15/2031	19	20
Ginnie Mae I Pool 7% 11/15/2027	53	54
Ginnie Mae I Pool 7% 11/15/2027	32	33
Ginnie Mae I Pool 7% 11/15/2028	711	726
Ginnie Mae I Pool 7% 11/15/2028	218	223
Ginnie Mae I Pool 7% 11/15/2028	64	65
Ginnie Mae I Pool 7% 11/15/2029	775	795
Ginnie Mae I Pool 7% 11/15/2031	888	920
Ginnie Mae I Pool 7% 11/15/2031	889	911
Ginnie Mae I Pool 7% 11/15/2031	611	633
Ginnie Mae I Pool 7% 11/15/2031	76	79
Ginnie Mae I Pool 7% 11/15/2032	207	214
Ginnie Mae I Pool 7% 12/15/2026	2	1
Ginnie Mae I Pool 7% 12/15/2027	540	547
Ginnie Mae I Pool 7% 12/15/2027	162	164
Ginnie Mae I Pool 7% 12/15/2027	160	162
Ginnie Mae I Pool 7% 12/15/2027	146	148
Ginnie Mae I Pool 7% 12/15/2027	124	125
Ginnie Mae I Pool 7% 12/15/2027	62	62
Ginnie Mae I Pool 7% 12/15/2027	25	25
Ginnie Mae I Pool 7% 12/15/2028	392	400
Ginnie Mae I Pool 7% 12/15/2028	305	311
Ginnie Mae I Pool 7% 12/15/2028	171	174
Ginnie Mae I Pool 7% 12/15/2028	84	85
Ginnie Mae I Pool 7% 12/15/2028	65	66
Ginnie Mae I Pool 7% 12/15/2028	54	55
Ginnie Mae I Pool 7% 12/15/2028	48	48
Ginnie Mae I Pool 7% 12/15/2028	19	19
Ginnie Mae I Pool 7% 12/15/2028	13	13
Ginnie Mae I Pool 7% 12/15/2030	567	586
Ginnie Mae I Pool 7% 12/15/2030	63	65
Ginnie Mae I Pool 7% 12/15/2031	2,087	2,160
Ginnie Mae I Pool 7% 12/15/2031	711	737
Ginnie Mae I Pool 7% 12/15/2031	628	647
Ginnie Mae I Pool 7% 12/15/2031	96	99
Ginnie Mae I Pool 7% 2/15/2027	4	3
Ginnie Mae I Pool 7% 2/15/2028	434	439
Ginnie Mae I Pool 7% 2/15/2028	125	126
Ginnie Mae I Pool 7% 2/15/2028	119	120
Ginnie Mae I Pool 7% 2/15/2028	95	96
Ginnie Mae I Pool 7% 2/15/2028	88	89
Ginnie Mae I Pool 7% 2/15/2028	68	69
Ginnie Mae I Pool 7% 2/15/2028	48	48
Ginnie Mae I Pool 7% 2/15/2028	44	44
Ginnie Mae I Pool 7% 2/15/2028	33	33
Ginnie Mae I Pool 7% 2/15/2028	32	33
Ginnie Mae I Pool 7% 2/15/2028	27	27
Ginnie Mae I Pool 7% 2/15/2028	26	27
Ginnie Mae I Pool 7% 2/15/2028	12	12
Ginnie Mae I Pool 7% 2/15/2029	109	110
Ginnie Mae I Pool 7% 2/15/2029	83	85
Ginnie Mae I Pool 7% 2/15/2029	83	84
Ginnie Mae I Pool 7% 2/15/2030	404	415
Ginnie Mae I Pool 7% 2/15/2031	26	27
Ginnie Mae I Pool 7% 2/15/2032	2,342	2,432
Ginnie Mae I Pool 7% 2/15/2032	1,258	1,284
Ginnie Mae I Pool 7% 2/15/2032	639	662
Ginnie Mae I Pool 7% 2/15/2032	348	362
Ginnie Mae I Pool 7% 2/15/2032	327	339
Ginnie Mae I Pool 7% 2/15/2032	215	222
Ginnie Mae I Pool 7% 2/15/2032	181	184
Ginnie Mae I Pool 7% 2/15/2032	44	45
Ginnie Mae I Pool 7% 2/15/2032	11	11
Ginnie Mae I Pool 7% 3/15/2028	512	520
Ginnie Mae I Pool 7% 3/15/2028	287	291
Ginnie Mae I Pool 7% 3/15/2028	229	232
Ginnie Mae I Pool 7% 3/15/2028	108	109
Ginnie Mae I Pool 7% 3/15/2028	99	100
Ginnie Mae I Pool 7% 3/15/2028	61	61
Ginnie Mae I Pool 7% 3/15/2028	53	54
Ginnie Mae I Pool 7% 3/15/2028	51	52
Ginnie Mae I Pool 7% 3/15/2028	29	29
Ginnie Mae I Pool 7% 3/15/2029	388	396
Ginnie Mae I Pool 7% 3/15/2029	241	246
Ginnie Mae I Pool 7% 3/15/2029	103	105
Ginnie Mae I Pool 7% 3/15/2029	48	49
Ginnie Mae I Pool 7% 3/15/2029	47	47
Ginnie Mae I Pool 7% 3/15/2029	37	38
Ginnie Mae I Pool 7% 3/15/2031	143	148
Ginnie Mae I Pool 7% 3/15/2031	119	123
Ginnie Mae I Pool 7% 3/15/2031	84	87
Ginnie Mae I Pool 7% 3/15/2031	76	78
Ginnie Mae I Pool 7% 3/15/2031	47	48
Ginnie Mae I Pool 7% 3/15/2032	740	768
Ginnie Mae I Pool 7% 3/15/2032	447	464
Ginnie Mae I Pool 7% 3/15/2032	397	412
Ginnie Mae I Pool 7% 3/15/2032	222	230
Ginnie Mae I Pool 7% 3/15/2032	218	224
Ginnie Mae I Pool 7% 3/15/2032	116	120
Ginnie Mae I Pool 7% 3/15/2032	104	107
Ginnie Mae I Pool 7% 3/15/2032	75	78
Ginnie Mae I Pool 7% 3/15/2032	31	32
Ginnie Mae I Pool 7% 4/15/2028	160	163
Ginnie Mae I Pool 7% 4/15/2028	126	128
Ginnie Mae I Pool 7% 4/15/2028	116	117
Ginnie Mae I Pool 7% 4/15/2028	100	101
Ginnie Mae I Pool 7% 4/15/2028	69	70
Ginnie Mae I Pool 7% 4/15/2028	45	46
Ginnie Mae I Pool 7% 4/15/2028	44	45
Ginnie Mae I Pool 7% 4/15/2028	37	37
Ginnie Mae I Pool 7% 4/15/2028	33	34
Ginnie Mae I Pool 7% 4/15/2028	29	30
Ginnie Mae I Pool 7% 4/15/2028	22	22
Ginnie Mae I Pool 7% 4/15/2028	21	21
Ginnie Mae I Pool 7% 4/15/2028	18	18
Ginnie Mae I Pool 7% 4/15/2028	13	14
Ginnie Mae I Pool 7% 4/15/2028	4	3
Ginnie Mae I Pool 7% 4/15/2029	263	269
Ginnie Mae I Pool 7% 4/15/2029	61	63
Ginnie Mae I Pool 7% 4/15/2029	35	35
Ginnie Mae I Pool 7% 4/15/2030	356	366
Ginnie Mae I Pool 7% 4/15/2031	1,947	2,010
Ginnie Mae I Pool 7% 4/15/2031	439	454
Ginnie Mae I Pool 7% 4/15/2031	254	263
Ginnie Mae I Pool 7% 4/15/2031	138	143
Ginnie Mae I Pool 7% 4/15/2031	107	110
Ginnie Mae I Pool 7% 4/15/2032	1,976	2,053
Ginnie Mae I Pool 7% 4/15/2032	1,016	1,056
Ginnie Mae I Pool 7% 4/15/2032	599	621
Ginnie Mae I Pool 7% 4/15/2032	519	538
Ginnie Mae I Pool 7% 4/15/2032	310	320
Ginnie Mae I Pool 7% 4/15/2032	287	298
Ginnie Mae I Pool 7% 4/15/2032	272	281
Ginnie Mae I Pool 7% 4/15/2032	226	233
Ginnie Mae I Pool 7% 4/15/2032	156	157
Ginnie Mae I Pool 7% 4/15/2032	119	123
Ginnie Mae I Pool 7% 4/15/2032	113	117
Ginnie Mae I Pool 7% 4/15/2032	57	57
Ginnie Mae I Pool 7% 4/20/2032	11,532	12,013
Ginnie Mae I Pool 7% 5/15/2027	6	5
Ginnie Mae I Pool 7% 5/15/2028	369	372
Ginnie Mae I Pool 7% 5/15/2028	70	71
Ginnie Mae I Pool 7% 5/15/2028	64	64
Ginnie Mae I Pool 7% 5/15/2028	51	51
Ginnie Mae I Pool 7% 5/15/2028	47	48
Ginnie Mae I Pool 7% 5/15/2028	16	16
Ginnie Mae I Pool 7% 5/15/2028	11	11
Ginnie Mae I Pool 7% 5/15/2029	174	178
Ginnie Mae I Pool 7% 5/15/2030	344	352
Ginnie Mae I Pool 7% 5/15/2031	364	374
Ginnie Mae I Pool 7% 5/15/2031	227	235
Ginnie Mae I Pool 7% 5/15/2031	207	214
Ginnie Mae I Pool 7% 5/15/2031	179	181
Ginnie Mae I Pool 7% 5/15/2032	1,336	1,389
Ginnie Mae I Pool 7% 5/15/2032	1,212	1,251
Ginnie Mae I Pool 7% 5/15/2032	722	751
Ginnie Mae I Pool 7% 5/15/2032	488	504
Ginnie Mae I Pool 7% 5/15/2032	347	358
Ginnie Mae I Pool 7% 5/15/2032	337	346
Ginnie Mae I Pool 7% 5/15/2032	304	316
Ginnie Mae I Pool 7% 5/15/2032	300	309
Ginnie Mae I Pool 7% 5/15/2032	278	289
Ginnie Mae I Pool 7% 5/15/2032	266	271
Ginnie Mae I Pool 7% 5/15/2032	189	196
Ginnie Mae I Pool 7% 5/15/2032	159	165
Ginnie Mae I Pool 7% 5/15/2032	142	147
Ginnie Mae I Pool 7% 5/15/2032	130	135
Ginnie Mae I Pool 7% 5/15/2032	118	122
Ginnie Mae I Pool 7% 5/15/2032	77	79
Ginnie Mae I Pool 7% 5/15/2032	58	61
Ginnie Mae I Pool 7% 5/15/2032	14	14
Ginnie Mae I Pool 7% 6/15/2028	224	227
Ginnie Mae I Pool 7% 6/15/2028	184	187
Ginnie Mae I Pool 7% 6/15/2028	181	184
Ginnie Mae I Pool 7% 6/15/2028	133	136
Ginnie Mae I Pool 7% 6/15/2028	122	124
Ginnie Mae I Pool 7% 6/15/2028	103	105
Ginnie Mae I Pool 7% 6/15/2028	82	83
Ginnie Mae I Pool 7% 6/15/2028	63	65
Ginnie Mae I Pool 7% 6/15/2028	56	57
Ginnie Mae I Pool 7% 6/15/2028	51	52
Ginnie Mae I Pool 7% 6/15/2028	49	50
Ginnie Mae I Pool 7% 6/15/2028	45	46
Ginnie Mae I Pool 7% 6/15/2028	42	43
Ginnie Mae I Pool 7% 6/15/2028	31	31
Ginnie Mae I Pool 7% 6/15/2028	31	31
Ginnie Mae I Pool 7% 6/15/2028	27	27
Ginnie Mae I Pool 7% 6/15/2028	20	21
Ginnie Mae I Pool 7% 6/15/2029	372	381
Ginnie Mae I Pool 7% 6/15/2029	219	225
Ginnie Mae I Pool 7% 6/15/2029	148	151
Ginnie Mae I Pool 7% 6/15/2029	83	85
Ginnie Mae I Pool 7% 6/15/2029	81	83
Ginnie Mae I Pool 7% 6/15/2031	829	857
Ginnie Mae I Pool 7% 6/15/2031	600	620
Ginnie Mae I Pool 7% 6/15/2031	425	439
Ginnie Mae I Pool 7% 6/15/2031	32	33
Ginnie Mae I Pool 7% 6/15/2031	20	20
Ginnie Mae I Pool 7% 6/15/2032	955	987
Ginnie Mae I Pool 7% 6/15/2032	505	521
Ginnie Mae I Pool 7% 6/15/2032	395	410
Ginnie Mae I Pool 7% 6/15/2032	245	252
Ginnie Mae I Pool 7% 6/15/2032	167	172
Ginnie Mae I Pool 7% 6/15/2032	148	153
Ginnie Mae I Pool 7% 6/15/2032	143	149
Ginnie Mae I Pool 7% 6/15/2032	92	96
Ginnie Mae I Pool 7% 6/15/2032	46	47
Ginnie Mae I Pool 7% 6/15/2032	39	40
Ginnie Mae I Pool 7% 7/15/2028	821	834
Ginnie Mae I Pool 7% 7/15/2028	232	235
Ginnie Mae I Pool 7% 7/15/2028	194	196
Ginnie Mae I Pool 7% 7/15/2028	162	164
Ginnie Mae I Pool 7% 7/15/2028	126	128
Ginnie Mae I Pool 7% 7/15/2028	80	81
Ginnie Mae I Pool 7% 7/15/2028	71	73
Ginnie Mae I Pool 7% 7/15/2028	61	62
Ginnie Mae I Pool 7% 7/15/2028	46	47
Ginnie Mae I Pool 7% 7/15/2028	36	37
Ginnie Mae I Pool 7% 7/15/2028	31	31
Ginnie Mae I Pool 7% 7/15/2028	22	22
Ginnie Mae I Pool 7% 7/15/2028	11	11
Ginnie Mae I Pool 7% 7/15/2029	365	373
Ginnie Mae I Pool 7% 7/15/2029	194	198
Ginnie Mae I Pool 7% 7/15/2029	177	181
Ginnie Mae I Pool 7% 7/15/2029	20	20
Ginnie Mae I Pool 7% 7/15/2031	1,371	1,420
Ginnie Mae I Pool 7% 7/15/2031	739	764
Ginnie Mae I Pool 7% 7/15/2031	632	653
Ginnie Mae I Pool 7% 7/15/2031	253	261
Ginnie Mae I Pool 7% 7/15/2031	252	260
Ginnie Mae I Pool 7% 7/15/2031	29	30
Ginnie Mae I Pool 7% 7/15/2031	6	6
Ginnie Mae I Pool 7% 7/15/2032	581	601
Ginnie Mae I Pool 7% 7/15/2032	498	518
Ginnie Mae I Pool 7% 7/15/2032	402	415
Ginnie Mae I Pool 7% 7/15/2032	400	412
Ginnie Mae I Pool 7% 7/15/2032	208	216
Ginnie Mae I Pool 7% 7/15/2032	112	116
Ginnie Mae I Pool 7% 7/15/2032	77	80
Ginnie Mae I Pool 7% 8/15/2028	52	53
Ginnie Mae I Pool 7% 8/15/2029	46	47
Ginnie Mae I Pool 7% 8/15/2029	25	25
Ginnie Mae I Pool 7% 8/15/2029	23	24
Ginnie Mae I Pool 7% 8/15/2031	1,875	1,940
Ginnie Mae I Pool 7% 8/15/2031	1,172	1,214
Ginnie Mae I Pool 7% 8/15/2031	608	628
Ginnie Mae I Pool 7% 8/15/2031	334	346
Ginnie Mae I Pool 7% 8/15/2031	259	268
Ginnie Mae I Pool 7% 8/15/2031	184	190
Ginnie Mae I Pool 7% 8/15/2031	141	146
Ginnie Mae I Pool 7% 8/15/2031	95	97
Ginnie Mae I Pool 7% 8/15/2031	91	93
Ginnie Mae I Pool 7% 8/15/2032	598	621
Ginnie Mae I Pool 7% 8/15/2032	291	302
Ginnie Mae I Pool 7% 8/15/2032	256	265
Ginnie Mae I Pool 7% 8/15/2032	250	258
Ginnie Mae I Pool 7% 8/15/2032	240	247
Ginnie Mae I Pool 7% 8/15/2032	119	123
Ginnie Mae I Pool 7% 8/15/2032	61	61
Ginnie Mae I Pool 7% 9/15/2027	24	24
Ginnie Mae I Pool 7% 9/15/2028	164	167
Ginnie Mae I Pool 7% 9/15/2028	162	166
Ginnie Mae I Pool 7% 9/15/2028	148	151
Ginnie Mae I Pool 7% 9/15/2028	90	91
Ginnie Mae I Pool 7% 9/15/2028	45	45
Ginnie Mae I Pool 7% 9/15/2028	39	40
Ginnie Mae I Pool 7% 9/15/2028	32	32
Ginnie Mae I Pool 7% 9/15/2028	29	29
Ginnie Mae I Pool 7% 9/15/2029	29	29
Ginnie Mae I Pool 7% 9/15/2031	1,345	1,393
Ginnie Mae I Pool 7% 9/15/2031	1,108	1,147
Ginnie Mae I Pool 7% 9/15/2031	480	497
Ginnie Mae I Pool 7% 9/15/2031	333	344
Ginnie Mae I Pool 7% 9/15/2031	314	325
Ginnie Mae I Pool 7% 9/15/2031	202	208
Ginnie Mae I Pool 7% 9/15/2031	80	83
Ginnie Mae I Pool 7% 9/15/2031	52	54
Ginnie Mae I Pool 7% 9/15/2031	46	48
Ginnie Mae I Pool 7% 9/15/2031	34	35
Ginnie Mae I Pool 7.5% 1/15/2027	19	19
Ginnie Mae I Pool 7.5% 1/15/2028	170	173
Ginnie Mae I Pool 7.5% 1/15/2031	80	83
Ginnie Mae I Pool 7.5% 1/15/2031	41	42
Ginnie Mae I Pool 7.5% 10/15/2027	627	639
Ginnie Mae I Pool 7.5% 10/15/2027	598	608
Ginnie Mae I Pool 7.5% 10/15/2027	496	505
Ginnie Mae I Pool 7.5% 10/15/2027	315	318
Ginnie Mae I Pool 7.5% 10/15/2027	210	214
Ginnie Mae I Pool 7.5% 10/15/2027	208	211
Ginnie Mae I Pool 7.5% 10/15/2027	121	123
Ginnie Mae I Pool 7.5% 10/15/2027	93	94
Ginnie Mae I Pool 7.5% 10/15/2027	48	48
Ginnie Mae I Pool 7.5% 10/15/2027	35	35
Ginnie Mae I Pool 7.5% 10/15/2027	23	23
Ginnie Mae I Pool 7.5% 10/15/2027	18	18
Ginnie Mae I Pool 7.5% 11/15/2027	63	64
Ginnie Mae I Pool 7.5% 11/15/2027	53	54
Ginnie Mae I Pool 7.5% 11/15/2027	48	48
Ginnie Mae I Pool 7.5% 11/15/2029	12	12
Ginnie Mae I Pool 7.5% 12/15/2027	207	211
Ginnie Mae I Pool 7.5% 12/15/2027	188	191
Ginnie Mae I Pool 7.5% 12/15/2027	175	178
Ginnie Mae I Pool 7.5% 12/15/2027	116	118
Ginnie Mae I Pool 7.5% 12/15/2027	54	55
Ginnie Mae I Pool 7.5% 12/15/2027	24	24
Ginnie Mae I Pool 7.5% 12/15/2027	22	22
Ginnie Mae I Pool 7.5% 12/15/2027	7	6
Ginnie Mae I Pool 7.5% 12/15/2027	2	1
Ginnie Mae I Pool 7.5% 2/15/2027	129	130
Ginnie Mae I Pool 7.5% 2/15/2027	36	37
Ginnie Mae I Pool 7.5% 3/15/2026	7	6
Ginnie Mae I Pool 7.5% 3/15/2026	5	4
Ginnie Mae I Pool 7.5% 3/15/2027	87	88
Ginnie Mae I Pool 7.5% 3/15/2028	2,933	2,987
Ginnie Mae I Pool 7.5% 3/15/2028	186	190
Ginnie Mae I Pool 7.5% 3/15/2031	861	902
Ginnie Mae I Pool 7.5% 4/15/2027	74	75
Ginnie Mae I Pool 7.5% 4/15/2027	70	71
Ginnie Mae I Pool 7.5% 4/15/2027	57	58
Ginnie Mae I Pool 7.5% 4/15/2027	56	57
Ginnie Mae I Pool 7.5% 4/15/2027	47	48
Ginnie Mae I Pool 7.5% 4/15/2027	37	37
Ginnie Mae I Pool 7.5% 4/15/2027	21	21
Ginnie Mae I Pool 7.5% 4/15/2027	9	8
Ginnie Mae I Pool 7.5% 4/15/2027	4	3
Ginnie Mae I Pool 7.5% 5/15/2027	103	105
Ginnie Mae I Pool 7.5% 5/15/2027	58	58
Ginnie Mae I Pool 7.5% 5/15/2027	32	32
Ginnie Mae I Pool 7.5% 5/15/2027	4	3
Ginnie Mae I Pool 7.5% 5/15/2029	45	46
Ginnie Mae I Pool 7.5% 6/15/2027	172	174
Ginnie Mae I Pool 7.5% 6/15/2027	63	63
Ginnie Mae I Pool 7.5% 6/15/2027	39	39
Ginnie Mae I Pool 7.5% 6/15/2027	31	31
Ginnie Mae I Pool 7.5% 6/15/2027	28	28
Ginnie Mae I Pool 7.5% 6/15/2027	18	18
Ginnie Mae I Pool 7.5% 7/15/2027	361	366
Ginnie Mae I Pool 7.5% 7/15/2027	217	219
Ginnie Mae I Pool 7.5% 7/15/2027	158	160
Ginnie Mae I Pool 7.5% 7/15/2027	131	133
Ginnie Mae I Pool 7.5% 7/15/2027	131	133
Ginnie Mae I Pool 7.5% 7/15/2027	111	112
Ginnie Mae I Pool 7.5% 7/15/2027	51	52
Ginnie Mae I Pool 7.5% 7/15/2027	20	21
Ginnie Mae I Pool 7.5% 7/15/2027	13	13
Ginnie Mae I Pool 7.5% 7/15/2028	499	511
Ginnie Mae I Pool 7.5% 7/15/2029	96	98
Ginnie Mae I Pool 7.5% 8/15/2027	203	206
Ginnie Mae I Pool 7.5% 8/15/2027	100	101
Ginnie Mae I Pool 7.5% 8/15/2027	57	58
Ginnie Mae I Pool 7.5% 8/15/2027	37	37
Ginnie Mae I Pool 7.5% 8/15/2027	33	34
Ginnie Mae I Pool 7.5% 8/15/2027	24	24
Ginnie Mae I Pool 7.5% 8/15/2027	12	12
Ginnie Mae I Pool 7.5% 8/15/2028	363	372
Ginnie Mae I Pool 7.5% 8/15/2028	296	305
Ginnie Mae I Pool 7.5% 8/15/2028	87	90
Ginnie Mae I Pool 7.5% 8/15/2028	84	87
Ginnie Mae I Pool 7.5% 8/15/2028	23	23
Ginnie Mae I Pool 7.5% 8/15/2029	74	76
Ginnie Mae I Pool 7.5% 9/15/2027	261	265
Ginnie Mae I Pool 7.5% 9/15/2027	38	39
Ginnie Mae I Pool 7.5% 9/15/2027	31	31
Ginnie Mae I Pool 7.5% 9/15/2027	8	7
Ginnie Mae I Pool 7.5% 9/15/2027	3	2
Ginnie Mae I Pool 7.5% 9/15/2028	300	308
Ginnie Mae I Pool 7.5% 9/15/2028	60	60
Ginnie Mae I Pool 7.5% 9/15/2031	1,507	1,568
Ginnie Mae I Pool 7.5% 9/15/2031	50	53
Ginnie Mae I Pool 8% 1/15/2028	348	354
Ginnie Mae I Pool 8% 10/15/2029	182	188
Ginnie Mae I Pool 8% 11/15/2027	51	52
Ginnie Mae I Pool 8% 12/15/2027	177	180
Ginnie Mae I Pool 8% 12/15/2027	88	89
Ginnie Mae I Pool 8% 12/15/2027	56	57
Ginnie Mae I Pool 8% 12/15/2027	48	49
Ginnie Mae I Pool 8% 4/15/2026	52	52
Ginnie Mae I Pool 8% 7/15/2027	50	51
Ginnie Mae I Pool 8% 8/15/2027	20	20
Ginnie Mae I Pool 8% 8/15/2027	18	18
Ginnie Mae I Pool 8% 9/15/2026	6	5
Ginnie Mae I Pool 8% 9/15/2029	62	63
Ginnie Mae I Pool 8.5% 1/15/2031	877	912
Ginnie Mae I Pool 8.5% 10/15/2029	14	14
Ginnie Mae I Pool 8.5% 11/15/2027	24	25
Ginnie Mae I Pool 8.5% 12/15/2029	98	101
Ginnie Mae I Pool 8.5% 7/15/2030	63	65
Ginnie Mae I Pool 8.5% 8/15/2029	51	53
Ginnie Mae II Pool 2% 1/20/2051	24,301,714	20,266,927
Ginnie Mae II Pool 2% 10/20/2050	16,951,017	14,144,074
Ginnie Mae II Pool 2% 11/20/2050	1,228,692	1,025,461
Ginnie Mae II Pool 2% 12/1/2055 (e)	52,300,000	43,580,607
Ginnie Mae II Pool 2% 12/20/2050	5,932,665	4,947,207
Ginnie Mae II Pool 2% 2/20/2051	527,034	439,387
Ginnie Mae II Pool 2% 3/20/2052	6,253,827	5,215,511
Ginnie Mae II Pool 2% 4/20/2051	467,356	389,615
Ginnie Mae II Pool 2% 4/20/2052	4,956,448	4,133,535
Ginnie Mae II Pool 2% 9/20/2050	3,929,420	3,283,162
Ginnie Mae II Pool 2.5% 12/1/2055 (e)	17,575,000	15,254,552
Ginnie Mae II Pool 2.5% 12/20/2051	175,478	152,415
Ginnie Mae II Pool 2.5% 2/20/2052	10,386,873	9,022,557
Ginnie Mae II Pool 2.5% 3/20/2052	4,876,667	4,236,117
Ginnie Mae II Pool 2.5% 5/20/2052	10,349,903	8,992,060
Ginnie Mae II Pool 2.5% 7/20/2051	1,662,108	1,443,401
Ginnie Mae II Pool 2.5% 8/20/2051	17,224,996	14,958,455
Ginnie Mae II Pool 3% 1/20/2043	948,486	882,484
Ginnie Mae II Pool 3% 10/20/2042	5,251	4,888
Ginnie Mae II Pool 3% 10/20/2043	76,453	70,948
Ginnie Mae II Pool 3% 12/1/2055 (e)	550,000	496,246
Ginnie Mae II Pool 3% 12/20/2042	83,228	77,434
Ginnie Mae II Pool 3% 12/20/2046	1,323,806	1,211,894
Ginnie Mae II Pool 3% 3/20/2050	917,508	830,482
Ginnie Mae II Pool 3% 4/20/2052	6,222,793	5,617,975
Ginnie Mae II Pool 3% 5/20/2052	18,085,181	16,327,410
Ginnie Mae II Pool 3% 8/20/2042	15,031	13,998
Ginnie Mae II Pool 3% 9/20/2043	7,539	6,994
Ginnie Mae II Pool 3.5% 1/20/2042	9,648	9,208
Ginnie Mae II Pool 3.5% 1/20/2044	14,625	13,882
Ginnie Mae II Pool 3.5% 10/20/2040	5,044	4,823
Ginnie Mae II Pool 3.5% 10/20/2041	8,301	7,923
Ginnie Mae II Pool 3.5% 10/20/2043	4,915	4,669
Ginnie Mae II Pool 3.5% 11/20/2041	390,506	372,779
Ginnie Mae II Pool 3.5% 11/20/2043	7,495	7,118
Ginnie Mae II Pool 3.5% 12/20/2040	2,634	2,520
Ginnie Mae II Pool 3.5% 12/20/2041	168,300	160,662
Ginnie Mae II Pool 3.5% 2/20/2043	76,595	72,897
Ginnie Mae II Pool 3.5% 2/20/2044	4,194	3,980
Ginnie Mae II Pool 3.5% 3/20/2043	94,310	89,738
Ginnie Mae II Pool 3.5% 3/20/2044	14,344	13,609
Ginnie Mae II Pool 3.5% 4/20/2043	102,241	97,266
Ginnie Mae II Pool 3.5% 4/20/2044	5,311	5,036
Ginnie Mae II Pool 3.5% 5/20/2043	972,115	920,589
Ginnie Mae II Pool 3.5% 5/20/2046	48,411	45,167
Ginnie Mae II Pool 3.5% 5/20/2046	13,890	12,960
Ginnie Mae II Pool 3.5% 6/20/2043	191,801	182,388
Ginnie Mae II Pool 3.5% 7/20/2043	6,298	5,990
Ginnie Mae II Pool 3.5% 8/20/2043	6,991	6,645
Ginnie Mae II Pool 3.5% 9/20/2040	12,221	11,686
Ginnie Mae II Pool 3.5% 9/20/2043	1,132,262	1,075,674
Ginnie Mae II Pool 4% 1/20/2041	7,037	6,892
Ginnie Mae II Pool 4% 1/20/2042	50,764	49,648
Ginnie Mae II Pool 4% 10/20/2040	54,406	53,294
Ginnie Mae II Pool 4% 10/20/2041	906,114	886,530
Ginnie Mae II Pool 4% 11/20/2040	683,460	669,359
Ginnie Mae II Pool 4% 11/20/2041	30,136	29,477
Ginnie Mae II Pool 4% 2/20/2041	14,541	14,240
Ginnie Mae II Pool 4% 3/20/2041	57,187	56,001
Ginnie Mae II Pool 4% 4/20/2042	183,523	179,416
Ginnie Mae II Pool 4% 4/20/2043	2,513	2,456
Ginnie Mae II Pool 4% 6/20/2042	4,269	4,172
Ginnie Mae II Pool 4% 8/20/2041	7,242	7,086
Ginnie Mae II Pool 4% 8/20/2043	67,458	65,809
Ginnie Mae II Pool 4% 9/20/2040	247,942	242,866
Ginnie Mae II Pool 4.5% 1/20/2041	62,736	62,931
Ginnie Mae II Pool 4.5% 10/20/2035	1,833	1,839
Ginnie Mae II Pool 4.5% 10/20/2039	9,477	9,351
Ginnie Mae II Pool 4.5% 10/20/2040	133,412	131,620
Ginnie Mae II Pool 4.5% 10/20/2040	13,408	13,451
Ginnie Mae II Pool 4.5% 11/20/2040	55,997	55,203
Ginnie Mae II Pool 4.5% 11/20/2040	13,451	13,493
Ginnie Mae II Pool 4.5% 11/20/2054	16,889,528	16,549,464
Ginnie Mae II Pool 4.5% 12/20/2039	52,826	52,135
Ginnie Mae II Pool 4.5% 12/20/2040	26,718	26,341
Ginnie Mae II Pool 4.5% 2/20/2041	225,308	226,004
Ginnie Mae II Pool 4.5% 2/20/2041	2,312	2,279
Ginnie Mae II Pool 4.5% 3/20/2036	4,661	4,679
Ginnie Mae II Pool 4.5% 3/20/2041	14,729	14,775
Ginnie Mae II Pool 4.5% 3/20/2055	3,941,215	3,856,626
Ginnie Mae II Pool 4.5% 4/20/2040	25,061	24,718
Ginnie Mae II Pool 4.5% 4/20/2041	136,419	136,838
Ginnie Mae II Pool 4.5% 5/20/2040	15,560	15,611
Ginnie Mae II Pool 4.5% 5/20/2041	584,456	586,249
Ginnie Mae II Pool 4.5% 6/20/2033	2,142	2,148
Ginnie Mae II Pool 4.5% 6/20/2039	10,429	10,296
Ginnie Mae II Pool 4.5% 6/20/2040	24,351	24,035
Ginnie Mae II Pool 4.5% 6/20/2041	367,078	368,184
Ginnie Mae II Pool 4.5% 7/20/2039	2,115	2,103
Ginnie Mae II Pool 4.5% 7/20/2040	25,779	25,861
Ginnie Mae II Pool 4.5% 7/20/2040	2,138	2,110
Ginnie Mae II Pool 4.5% 8/20/2040	3,891	3,904
Ginnie Mae II Pool 4.5% 9/20/2040	138,801	139,239
Ginnie Mae II Pool 5% 1/1/2056 (e)	18,125,000	18,085,352
Ginnie Mae II Pool 5% 12/1/2055 (e)	36,250,000	36,210,350
Ginnie Mae II Pool 5% 9/20/2033	99,075	100,600
Ginnie Mae II Pool 5.5% 1/1/2056 (e)	17,400,000	17,561,086
Ginnie Mae II Pool 5.5% 1/20/2055	2,118,717	2,173,888
Ginnie Mae II Pool 5.5% 12/1/2055 (e)	23,250,000	23,486,132
Ginnie Mae II Pool 5.5% 12/20/2054	2,537,771	2,608,613
Ginnie Mae II Pool 5.5% 12/20/2054	538,648	544,636
Ginnie Mae II Pool 6% 1/1/2056 (e)	74,325,000	75,762,141
Ginnie Mae II Pool 6% 11/20/2031	2,758	2,847
Ginnie Mae II Pool 6% 12/1/2055 (e)	168,800,000	172,004,567
Ginnie Mae II Pool 6% 12/20/2054	6,101,202	6,217,497
Ginnie Mae II Pool 6% 2/1/2056 (e)	45,625,000	46,475,122
Ginnie Mae II Pool 6% 5/20/2032	12,770	13,221
Ginnie Mae II Pool 6.5% 1/20/2032	190	198
Ginnie Mae II Pool 6.5% 11/20/2031	480	499
Ginnie Mae II Pool 6.5% 3/20/2031	606	629
Ginnie Mae II Pool 6.5% 4/20/2031	120	123
Ginnie Mae II Pool 6.5% 5/20/2055	2,941,283	3,032,237
Ginnie Mae II Pool 6.5% 6/20/2031	111	115
Ginnie Mae II Pool 6.5% 7/20/2031	142	148
Ginnie Mae II Pool 6.5% 8/20/2031	137	142
Ginnie Mae II Pool 7% 2/20/2032	3,533	3,684
Ginnie Mae II Pool 7% 3/20/2032	1,749	1,826
Uniform Mortgage Backed Securities 2% 1/1/2056 (e)	59,850,000	48,742,684
Uniform Mortgage Backed Securities 2% 12/1/2055 (e)	103,750,000	84,458,984
Uniform Mortgage Backed Securities 3% 12/1/2055 (e)	1,125,000	999,228
Uniform Mortgage Backed Securities 4.5% 1/1/2056 (e)	13,200,000	12,911,766
Uniform Mortgage Backed Securities 4.5% 12/1/2055 (e)	32,950,000	32,257,536
Uniform Mortgage Backed Securities 5% 12/1/2040 (e)	27,375,000	27,691,523
Uniform Mortgage Backed Securities 5% 12/1/2055 (e)	7,400,000	7,386,125
Uniform Mortgage Backed Securities 5.5% 1/1/2056 (e)	20,825,000	21,071,483
Uniform Mortgage Backed Securities 5.5% 12/1/2055 (e)	30,125,000	30,506,268
Uniform Mortgage Backed Securities 6% 1/1/2056 (e)	87,900,000	89,991,062
Uniform Mortgage Backed Securities 6% 12/1/2055 (e)	160,150,000	163,991,103
Uniform Mortgage Backed Securities 6.5% 1/1/2056 (e)	38,225,000	39,615,136
Uniform Mortgage Backed Securities 6.5% 12/1/2055 (e)	77,000,000	79,761,174
TOTAL UNITED STATES		2,082,088,113
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,075,216,541)		2,082,088,113

U.S. Treasury Obligations - 47.1%
	Yield (%) (p)	Principal Amount (a)	Value ($)
US Treasury Bonds 2.25% 2/15/2052	2.98 to 3.00	58,500,000	36,656,191
US Treasury Bonds 2.375% 5/15/2051 (n)	2.36 to 2.40	423,629,000	275,557,427
US Treasury Bonds 2.875% 5/15/2052	2.97 to 3.30	224,700,000	161,941,991
US Treasury Bonds 3.625% 2/15/2053	3.80 to 3.90	157,354,000	131,273,803
US Treasury Bonds 4% 11/15/2052	4.95 to 5.00	22,012,000	19,651,729
US Treasury Bonds 4.125% 8/15/2044	4.58 to 4.63	8,940,000	8,381,599
US Treasury Bonds 4.25% 2/15/2054	4.51 to 4.78	116,000,000	108,020,469
US Treasury Bonds 4.25% 8/15/2054	4.64 to 4.65	18,837,000	17,542,692
US Treasury Bonds 4.625% 11/15/2044	4.52 to 5.12	23,480,000	23,489,172
US Treasury Bonds 4.625% 2/15/2055	4.52 to 4.88	100,300,000	99,477,099
US Treasury Bonds 4.625% 5/15/2054	4.45 to 4.64	77,500,000	76,827,929
US Treasury Bonds 4.75% 11/15/2053	4.77 to 4.79	55,400,000	55,962,656
US Treasury Bonds 4.75% 5/15/2055	4.82 to 4.94	75,134,000	76,037,956
US Treasury Bonds 4.75% 8/15/2055	4.65 to 4.92	125,800,000	127,372,500
US Treasury Bonds Inflation-Indexed 2.375% 2/15/2055	2.47 to 2.66	6,577,355	6,423,450
US Treasury Notes 3.375% 5/15/2033	3.82 to 3.86	328,800,000	319,141,500
US Treasury Notes 3.5% 2/15/2033	3.37 to 3.93	327,800,000	321,359,241
US Treasury Notes 3.625% 8/31/2030	3.59 to 3.61	38,000,000	38,038,594
US Treasury Notes 3.75% 8/31/2031	3.54	85,600,000	85,897,594
US Treasury Notes 3.875% 6/30/2030	3.99	144,000,000	145,738,125
US Treasury Notes 3.875% 8/15/2034	4.22 to 4.28	293,000,000	291,844,906
US Treasury Notes 3.875% 9/30/2032	3.93	161,200,000	162,081,563
US Treasury Notes 4% 6/30/2032	4.17	53,400,000	54,153,023
US Treasury Notes 4% 7/31/2032	3.92 to 3.93	83,500,000	84,638,340
US Treasury Notes 4.125% 5/31/2032	4.05	1,605,000	1,639,606
US Treasury Notes 4.125% 7/31/2031	3.74 to 3.79	562,250,000	575,091,565
US Treasury Notes 4.25% 11/15/2034	4.18	155,500,000	158,986,602
US Treasury Notes 4.25% 2/28/2031	4.10 to 4.31	748,600,000	770,443,916
US Treasury Notes 4.25% 5/15/2035	4.23 to 4.52	237,175,000	242,066,734
US Treasury Notes 4.25% 6/30/2031	4.25	129,000,000	132,784,336
US Treasury Notes 4.25% 8/15/2035	4.04 to 4.26	384,100,000	391,541,938
US Treasury Notes 4.5% 11/15/2033	4.18 to 4.29	371,600,000	387,813,952
US Treasury Notes 4.625% 2/15/2035	4.53	77,200,000	81,105,208
US Treasury Notes 4.75% 2/15/2045	4.87 to 4.97	3,550,000	3,606,023
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,641,790,202)			5,472,589,429

Money Market Funds - 3.9%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (q) (Cost $459,479,412)	4.02	459,388,060	459,479,938

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value ($)
Put Swaptions - 0.0%
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 4.03% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	7,700,000	235,738
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.887% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/17/2030	3,790,000	130,349
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.874% and receive annually a floating rate based on US SOFR Index, expiring October 2035	10/28/2030	1,150,000	40,664
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	4,280,000	149,808
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.065% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	7,740,000	234,191
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.855% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/12/2030	11,240,000	393,446
Option on an interest rate swap with Goldman Sachs Bank USA to pay annually a fixed rate of 3.9025% and receive annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	10,750,000	79,010
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.795% and receive annually a floating rate based on US SOFR Index, expiring November 2034	10/30/2029	5,000,000	158,073
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 4.075% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	7,460,000	223,258
Option on an interest rate swap with Morgan Stanley Capital Services LLC to pay annually a fixed rate of 3.853% and receive annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	8,100,000	283,776
Option on an interest rate swap with JPMorgan Chase Bank NA to pay annually a fixed rate of 3.837% and receive annually a floating rate based on US SOFR Index, expiring July 2036	7/22/2026	9,480,000	141,385
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.01% and receive annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	3,430,000	107,097
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.585% and receive annually a floating rate based on US SOFR Index, expiring May 2036	4/29/2026	5,620,000	104,560
Option on an interest rate swap with Citibank NA to pay annually a fixed rate of 3.646% and receive annually a floating rate based on US SOFR Index, expiring January 2036	1/7/2026	1,400,000	8,866
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 3.565% and receive annually a floating rate based on US SOFR Index, expiring September 2036	9/15/2026	8,760,000	246,757
Option on an interest rate swap with Bank of America NA to pay annually a fixed rate of 4.025% and receive annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	9,420,000	289,403

TOTAL PUT SWAPTIONS			2,826,381
Call Swaptions - 0.1%
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.065% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/2/2030	7,740,000	291,190
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 3.853% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	8,100,000	257,188
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.887% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/17/2030	3,790,000	122,842
Option on an interest rate swap with Morgan Stanley Capital Services LLC to receive annually a fixed rate of 4.075% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/24/2030	7,460,000	282,557
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.855% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/12/2030	11,240,000	357,676
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.565% and pay annually a floating rate based on US SOFR Index, expiring September 2036	9/15/2026	8,760,000	178,509
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 4.03% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/25/2030	7,700,000	282,827
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.795% and pay annually a floating rate based on US SOFR Index, expiring November 2034	10/30/2029	5,000,000	158,250
Option on an interest rate swap with Citibank NA to receive annually a fixed rate of 3.646% and pay annually a floating rate based on US SOFR Index, expiring January 2036	1/7/2026	1,400,000	13,065
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.874% and pay annually a floating rate based on US SOFR Index, expiring October 2035	10/28/2030	1,150,000	37,033
Option on an interest rate swap with JPMorgan Chase Bank NA to receive annually a fixed rate of 3.837% and pay annually a floating rate based on US SOFR Index, expiring July 2036	7/22/2026	9,480,000	292,238
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.853% and pay annually a floating rate based on US SOFR Index, expiring September 2035	9/16/2030	4,280,000	135,758
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.025% and pay annually a floating rate based on US SOFR Index, expiring April 2035	4/23/2030	9,420,000	345,910
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 4.01% and pay annually a floating rate based on US SOFR Index, expiring May 2035	5/7/2030	3,430,000	124,767
Option on an interest rate swap with Bank of America NA to receive annually a fixed rate of 3.585% and pay annually a floating rate based on US SOFR Index, expiring May 2036	4/29/2026	5,620,000	85,462
Option on an interest rate swap with Goldman Sachs Bank USA to receive annually a fixed rate of 3.9025% and pay annually a floating rate based on US SOFR Index, expiring April 2036	4/14/2026	10,750,000	328,835

TOTAL CALL SWAPTIONS			3,294,107
TOTAL PURCHASED SWAPTIONS (Cost $7,206,545)			6,120,488

TOTAL INVESTMENT IN SECURITIES - 109.3% (Cost $12,977,217,886)	12,721,555,244
NET OTHER ASSETS (LIABILITIES) - (9.3)%	(1,080,194,903)
NET ASSETS - 100.0%	11,641,360,341

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5% 12/1/2055	(36,250,000)	(36,210,350)
Ginnie Mae II Pool 5.5% 12/1/2055	(23,250,000)	(23,486,131)
Ginnie Mae II Pool 6% 1/1/2056	(28,050,000)	(28,592,372)
Ginnie Mae II Pool 6% 12/1/2055	(168,800,000)	(172,004,567)
Uniform Mortgage Backed Securities 2% 12/1/2055	(82,025,000)	(66,773,477)
Uniform Mortgage Backed Securities 4.5% 1/1/2056	(700,000)	(684,714)
Uniform Mortgage Backed Securities 4.5% 12/1/2055	(32,950,000)	(32,257,536)
Uniform Mortgage Backed Securities 5% 12/1/2055	(5,400,000)	(5,389,875)
Uniform Mortgage Backed Securities 5.5% 12/1/2055	(28,200,000)	(28,556,905)
Uniform Mortgage Backed Securities 6% 12/1/2055	(153,150,000)	(156,823,211)
Uniform Mortgage Backed Securities 6.5% 12/1/2055	(77,000,000)	(79,761,174)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(630,540,312)

TOTAL TBA SALE COMMITMENTS (Proceeds $629,603,017)		(630,540,312)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 2Y US Treasury Notes Contracts (United States)	1,037	3/31/2026	216,579,070	95,469	95,469
CBOT 5Y US Treasury Notes Contracts (United States)	1,940	3/31/2026	212,930,156	557,677	557,677
CBOT US Treasury Long Bond Contracts (United States)	125	3/20/2026	14,683,594	90,734	90,734

TOTAL PURCHASED					743,880

Sold

Interest Rate Contracts
CBOT 10Y US Treasury Notes Contracts (United States)	4	3/20/2026	453,375	(693)	(693)
CBOT 5Y US Treasury Notes Contracts (United States)	363	3/31/2026	39,842,086	(104,156)	(104,156)

TOTAL SOLD					(104,849)

TOTAL FUTURES CONTRACTS					639,031
The notional amount of futures purchased as a percentage of Net Assets is 3.8%
The notional amount of futures sold as a percentage of Net Assets is 0.3%

Credit Default Swaps
Underlying Reference	Rating(2)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(3)(1)	Value ($)(2)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX AAA Series 13 Index		12/16/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	8,020,000	(35,417)	(124,306)	(159,723)
CMBX AAA Series 13 Index		12/16/2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	100,000	(442)	(672)	(1,114)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly	230,000	39,905	(58,279)	(18,374)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	370,000	64,195	(95,485)	(31,290)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly	100,000	17,350	(27,831)	(10,481)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly	80,000	13,880	(22,032)	(8,152)
CMBX BBB- Series 16 Index		4/17/2065	JPMorgan Securities LLC	(3%)	Monthly	200,000	34,700	(50,927)	(16,227)
CMBX BBB- Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(3%)	Monthly	110,000	19,085	(27,141)	(8,056)
CMBX BBB- Series 16 Index		4/17/2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	100,000	17,350	(16,237)	1,113
CMBX AAA Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(0.5%)	Monthly	2,100,000	(1,181)	1,061	(120)
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	600,000	100,243	(38,678)	61,565
CMBX BB Series 18 Index		12/17/2057	JPMorgan Securities LLC	(5%)	Monthly	200,000	33,414	(13,147)	20,267
CMBX BBB Series 15 Index		11/18/2064	Citigroup Global Markets Ltd	(3%)	Monthly	300,000	45,946	(47,520)	(1,574)
CMBX BB Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(5%)	Monthly	100,000	16,707	(14,719)	1,988
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	400,000	66,829	(58,137)	8,692
CMBX BBB- Series 18 Index		12/17/2057	Goldman Sachs & Co LLC	(3%)	Monthly	300,000	28,459	(29,113)	(654)
CMBX BB Series 18 Index		12/17/2057	Morgan Stanley Capital Services LLC	(5%)	Monthly	300,000	50,121	(42,762)	7,359
CMBX AAA Series 16 Index		4/17/2065	Goldman Sachs & Co LLC	(0.5%)	Monthly	1,399,708	9,977	(13,207)	(3,230)
CMBX BBB- Series 16 Index		4/17/2065	Citigroup Global Markets Ltd	(3%)	Monthly	250,000	43,375	(42,657)	718
CMBX BBB- Series 17 Index		12/15/2056	Citigroup Global Markets Ltd	(3%)	Monthly	200,000	28,300	(28,395)	(95)

TOTAL BUY PROTECTION							592,796	(750,184)	(157,388)
Sell Protection
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,200,000	(16,261)	30,915	14,654
CMBX AAA Series 17 Index	NR	12/15/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,300,000	(17,616)	21,341	3,725
CMBX AAA Series 17 Index	NR	12/15/2056	Morgan Stanley Capital Services LLC	0.5%	Monthly	300,000	(4,065)	4,461	396
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,100,000	(14,906)	26,791	11,885
CMBX AAA Series 17 Index	NR	12/15/2056	Goldman Sachs & Co LLC	0.5%	Monthly	1,900,000	(24,542)	24,621	79
CMBX AAA Series 12 Index	NR	8/17/2061	JPMorgan Securities LLC	0.5%	Monthly	3,000,000	17,000	12,534	29,534
CMBX AAA Series 13 Index	NR	12/16/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	6,860,000	30,294	150,656	180,950
CMBX AAA Series 13 Index	NR	12/16/2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	1,260,000	5,564	28,458	34,022

TOTAL SELL PROTECTION							(24,532)	299,777	275,245
TOTAL CREDIT DEFAULT SWAPS							568,264	(450,407)	117,857

(1)Notional amount is stated in U.S. Dollars unless otherwise noted.

(2)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(3)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)	Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	12/17/2027	106,663,000	294,002	0	294,002
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	12/17/2028	146,570,000	582,511	0	582,511
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2029	44,498,000	225,038	0	225,038
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2032	5,693,000	9,703	0	9,703
3.75%	Annual	U.S. SOFR Index(4)	Annual	LCH	12/17/2035	840,000	529	0	529
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2045	1,838,000	37,093	0	37,093
U.S. SOFR Index(4)	Annual	3.75%	Annual	LCH	12/17/2030	1,012,000	1,191	0	1,191
TOTAL INTEREST RATE SWAPS							1,150,067	0	1,150,067

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,945,380,429 or 16.7% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(h)	Principal Only Strips represent the right to receive the monthly principal payments.
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)	Level 3 security.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Security is perpetual in nature with no stated maturity date.
(m)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $544,198.
(n)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,120,960.
(o)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $6,402,924.
(p)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	178,183,751	829,256,109	547,957,987	2,898,829	(1,935)	-	459,479,938	459,388,060	0.8%
Fidelity Securities Lending Cash Central Fund	-	860,802,732	860,802,732	29,003	-	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	160,915,244	2,525,946	-	2,525,801	-	831,267	164,272,457	1,828,093	62.0%
Total	339,098,995	1,692,584,787	1,408,760,719	5,453,633	(1,935)	831,267	623,752,395

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Bank Notes, Municipal Securities, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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